UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 671-1947

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1.	Reports to Stockholders.

Semiannual Report

Columbia

High Yield Bond Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	24

Statement of Operations	26

Statement of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	42

Proxy Voting	61

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia High Yield Bond Fund (the Fund) Class A shares declined 3.22% (excluding sales charge) for the six months ended November 30, 2011.

>	The Fund underperformed its benchmark, the JP Morgan Global High Yield Index, which declined 2.89% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund Class A (excluding sales charge)	-3.22%	+4.34%	+21.01%	+6.22%	+7.24%
JP Morgan Global High Yield Index(1) (unmanaged)	-2.89%	+5.10%	+25.64%	+7.50%	+8.99%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

On December 1, 2011, the Merrill Lynch High Yield Cash-Pay Constrained Index, an unmanaged index that measures the performance of high yield bonds, (the New Index) replaced the JP Morgan Global High Yield Index (the Former Index) as the Fund’s benchmark index. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

2	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Since inception**
Class A (inception 12/8/83)	-3.22%	+4.34%	+21.01%	+6.22%	+7.24%	N/A
Class B (inception 3/20/95)	-3.96%	+3.53%	+19.95%	+5.41%	+6.39%	N/A
Class C (inception 6/26/00)	-3.63%	+3.54%	+20.02%	+5.42%	+6.44%	N/A
Class I (inception 3/4/04)	-3.40%	+4.73%	+21.33%	+6.63%	N/A	+7.47%
Class R (inception 12/11/06)	-3.68%	+4.08%	+20.63%	N/A	N/A	+5.75%
Class R3 (inception 12/11/06)	-3.63%	+4.18%	+20.77%	N/A	N/A	+6.07%
Class R4 (inception 3/20/95)	-3.19%	+4.43%	+21.13%	+6.45%	+7.41%	N/A
Class R5 (inception 12/11/06)	-3.43%	+4.68%	+21.27%	N/A	N/A	+6.39%
Class W (inception 12/1/06)	-3.64%	+3.91%	+20.92%	N/A	N/A	+5.99%
Class Z (inception 9/27/10)	-2.78%	+5.00%	N/A	N/A	N/A	+5.77%

With sales charge
Class A (inception 12/8/83)	-7.74%	-0.73%	+18.98%	+5.18%	+6.74%	N/A
Class B (inception 3/20/95)	-8.61%	-1.34%	+19.25%	+5.12%	+6.39%	N/A
Class C (inception 6/26/00)	-4.56%	+2.57%	+20.02%	+5.42%	+6.44%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for

Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at November 30, 2011)
Consumer Discretionary	13.9%
Consumer Staples	2.1
Energy	12.1
Financials	8.2
Health Care	8.5
Industrials	9.9
Materials	15.4
Telecommunication	23.2
Utilities	5.4
Other(2)	1.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.

(2)	Include Cash Equivalents.

QUALITY BREAKDOWN(1) (at November 30, 2011)
BBB rating	6.2%
BB rating	32.0
B rating	51.6
CCC rating	9.6
CC rating	0.0	*
C rating	0.2
Non rated	0.4

*	Rounds to less than 0.1%.

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by S&P. When a bond is not rated, it is designated as Non rated.

4	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

TOP TEN HOLDINGS(1) (at November 30, 2011)
Ally Financial, Inc. 8.000% 2020	1.8%
HCA, Inc. 7.875% 2020	1.7
CenturyLink, Inc. 6.450% 2021	1.2
El Paso Corp. 6.500% 2020	1.1
Kratos Defense & Security Solutions, Inc. 10.000% 2017	1.0
Sprint Nextel Corp. 9.000% 2018	1.0
AMC Networks, Inc. 7.750% 2021	1.0
Sprint Nextel Corp. 8.375% 2017	0.9
Chesapeake Energy Corp. 6.625% 2020	0.9
Gibraltar Industries, Inc. 8.000% 2015	0.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

6	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

June 1, 2011 — November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	967.80	1,019.75	5.17	5.30	1.05
Class B	1,000.00	1,000.00	960.40	1,015.95	8.87	9.12	1.81
Class C	1,000.00	1,000.00	963.70	1,016.00	8.84	9.07	1.80
Class I	1,000.00	1,000.00	966.00	1,021.65	3.29	3.39	0.67
Class R	1,000.00	1,000.00	963.20	1,018.50	6.38	6.56	1.30
Class R3	1,000.00	1,000.00	963.70	1,018.90	5.99	6.16	1.22
Class R4	1,000.00	1,000.00	968.10	1,020.15	4.77	4.90	0.97
Class R5	1,000.00	1,000.00	965.70	1,021.40	3.54	3.64	0.72
Class W	1,000.00	1,000.00	963.60	1,019.70	5.20	5.35	1.06
Class Z	1,000.00	1,000.00	972.20	1,021.05	3.90	3.99	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia High Yield Bond Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 94.0%

Aerospace & Defense 3.1%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$11,620,000	$11,097,100
Huntington Ingalls Industries, Inc.(a)
03/15/18	6.875%	4,887,000	4,789,260
Huntington Ingalls Industries, Inc.(a)(b)
03/15/21	7.125%	2,808,000	2,751,840
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	14,825,000	14,936,187
Oshkosh Corp.
03/01/17	8.250%	4,161,000	4,192,208
03/01/20	8.500%	4,658,000	4,681,290
TransDigm, Inc.
12/15/18	7.750%	3,884,000	4,000,520

Total			46,448,405
Automotive 2.3%
Allison Transmission, Inc.(a)(b)
05/15/19	7.125%	3,358,000	3,190,100
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	1,559,000	1,329,048
06/15/21	8.250%	5,014,000	4,249,365
Dana Holding Corp.(b) Senior Unsecured
02/15/19	6.500%	1,390,000	1,376,100
02/15/21	6.750%	3,829,000	3,790,710
Delphi Corp.(a)(b)
05/15/19	5.875%	2,373,000	2,373,000
05/15/21	6.125%	1,582,000	1,582,000
Lear Corp.
03/15/18	7.875%	5,313,000	5,684,910
Lear Corp.(b)
03/15/20	8.125%	1,333,000	1,436,307
Visteon Corp.(a)(b)
04/15/19	6.750%	10,142,000	9,761,675

Total			34,773,215
Banking 0.2%
Lloyds Banking Group PLC(a)(c)(d)
11/29/49	6.267%	6,196,000	3,283,880

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Brokerage 0.8%
E*Trade Financial Corp. Senior Unsecured PIK
11/30/17	12.500%	$6,509,000	$7,355,170
E*Trade Financial Corp.(b) Senior Unsecured
12/01/15	7.875%	3,000,000	2,985,000
Nuveen Investments, Inc.(b)
11/15/15	10.500%	1,595,000	1,523,225

Total			11,863,395
Building Materials 2.6%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	10,727,000	10,673,365
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	4,995,000	4,008,488
Gibraltar Industries, Inc.
12/01/15	8.000%	12,852,000	12,659,220
Interface, Inc.
12/01/18	7.625%	1,441,000	1,498,640
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,399,000	5,169,542
Nortek, Inc.(a)(b)
12/01/18	10.000%	899,000	836,070
04/15/21	8.500%	5,145,000	4,231,762

Total			39,077,087
Chemicals 3.4%
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured(b)
02/01/18	8.875%	8,906,000	8,037,665
Ineos Finance PLC Senior Secured(a)(b)(d)
05/15/15	9.000%	6,454,000	6,405,595
JM Huber Corp. Senior Unsecured(a)
11/01/19	9.875%	4,155,000	4,206,938
LyondellBasell Industries NV(a)(b)(d)
11/15/21	6.000%	9,635,000	9,827,700
MacDermid, Inc.(a)
04/15/17	9.500%	2,051,500	1,964,311

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals (cont.)
Momentive Performance Materials, Inc.
06/15/14	12.500%	$2,526,000	$2,652,300
Nalco Co.(a)
01/15/19	6.625%	8,131,000	9,086,392
Nova Chemicals Corp. Senior Unsecured(b)(d)
11/01/19	8.625%	4,240,000	4,621,600
Polypore International, Inc.
11/15/17	7.500%	4,965,000	5,089,125

Total			51,891,626
Construction Machinery 3.3%
CNH Capital LLC(a)
11/01/16	6.250%	6,147,000	6,131,632
Case New Holland, Inc.(b)
12/01/17	7.875%	8,485,000	9,291,075
Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,835,170
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	6,031,000	6,181,775
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	6,845,000	6,057,825
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	2,760,000	2,622,000
United Rentals North America, Inc.(b)
12/15/19	9.250%	7,295,000	7,842,125
09/15/20	8.375%	6,332,000	6,237,020
Xerium Technologies, Inc.(a)(b)
06/15/18	8.875%	4,005,000	3,444,300

Total			49,642,922
Consumer Cyclical Services 0.4%
Goodman Networks, Inc. Senior Secured(a)
07/01/18	12.125%	4,334,000	4,149,805
West Corp.(b)
01/15/19	7.875%	1,508,000	1,508,000

Total			5,657,805
Consumer Products 1.5%
Central Garden and Pet Co.
03/01/18	8.250%	6,425,000	6,232,250
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,194,000	1,271,610
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	8,711,000	9,473,212

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Consumer Products (cont.)
Spectrum Brands Holdings, Inc.(a) Senior Secured
06/15/18	9.500%	$2,023,000	$2,200,013
Visant Corp.(b)
10/01/17	10.000%	4,451,000	4,094,920

Total			23,272,005
Diversified Manufacturing 2.0%
Amsted Industries, Inc. Senior Notes(a)
03/15/18	8.125%	6,202,000	6,481,090
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	5,568,000	5,922,960
Tomkins LLC/Inc. Secured
10/01/18	9.000%	7,265,000	7,846,200
WireCo WorldGroup, Inc. Senior Unsecured(a)
05/15/17	10.000%	10,202,000	10,406,040

Total			30,656,290
Electric 2.5%
AES Corp. (The) Senior Unsecured
10/15/17	8.000%	838,000	900,850
06/01/20	8.000%	2,665,000	2,881,531
AES Corp. (The)(a)(b) Senior Unsecured
07/01/21	7.375%	9,830,000	10,247,775
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	4,545,000	4,635,900
DPL, Inc. Senior Unsecured(a)(b)
10/15/21	7.250%	1,353,000	1,424,033
Edison Mission Energy Senior Unsecured(b)
05/15/17	7.000%	2,220,000	1,393,050
Energy Future Holdings Corp. Senior Secured(b)
01/15/20	10.000%	65,000	66,625
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(b)
12/01/20	10.000%	6,490,000	6,684,700
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	4,207,000	4,249,070

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (cont.)
Midwest Generation LLC Pass-Through Certificates(b)
01/02/16	8.560%	$4,794,242	$4,806,227

Total			37,289,761
Entertainment 0.8%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	910,000
AMC Entertainment, Inc.(b)
06/01/19	8.750%	5,850,000	5,908,500
Speedway Motorsports, Inc.
02/01/19	6.750%	414,000	411,930
United Artists Theatre Circuit, Inc.(e)(f) 1995-A Pass-Through Certificates
07/01/15	9.300%	4,151,296	4,113,934
07/01/15	9.300%	1,334,642	1,322,631

Total			12,666,995
Food and Beverage 0.5%
ARAMARK Holdings Corp. Senior Unsecured PIK (a)(b)
05/01/16	8.625%	1,958,000	1,987,370
Cott Beverages, Inc.
11/15/17	8.375%	2,421,000	2,584,418
Cott Beverages, Inc.(a)
09/01/18	8.125%	17,000	18,190
Cott Beverages, Inc.(b)
09/01/18	8.125%	2,600,000	2,782,000

Total			7,371,978
Gaming 3.7%
Caesars Entertainment Operating Co., Inc.(b) Secured
04/15/18	12.750%	3,570,000	2,650,725
Senior Secured
06/01/17	11.250%	6,929,000	7,206,160
MGM Resorts International Senior Secured
03/15/20	9.000%	4,404,000	4,778,340
Senior Unsecured
03/01/18	11.375%	7,395,000	7,968,112
MGM Resorts International(b)
06/01/16	7.500%	1,916,000	1,827,385
Penn National Gaming, Inc. Senior Subordinated Notes(b)
08/15/19	8.750%	1,393,000	1,497,475
Pinnacle Entertainment, Inc.
06/15/15	7.500%	703,000	681,910

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Gaming (cont.)
ROC Finance LLC/Corp. Secured(a)
09/01/18	12.125%	$2,715,000	$2,850,750
San Pasqual Casino(a)
09/15/13	8.000%	1,445,000	1,423,325
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	2,726,000	2,807,780
10/01/20	7.804%	1,650,000	1,603,685
Senior Secured
10/01/20	6.535%	5,120,000	4,957,338
Seneca Gaming Corp.(a)
12/01/18	8.250%	4,212,000	4,043,520
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	5,000,000	2,775,000
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	8,455,000	8,497,275

Total			55,568,780
Gas Pipelines 2.8%
El Paso Corp. Senior Unsecured
06/15/14	6.875%	195,000	214,490
06/01/18	7.250%	570,000	624,150
09/15/20	6.500%	14,164,000	15,297,120
El Paso Corp.(b) Senior Unsecured
01/15/32	7.750%	66,000	75,735
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	6,068,000	6,128,680
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	6,116,348
07/15/21	6.500%	7,768,000	8,001,040
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	5,381,000	5,434,810

Total			41,892,373
Health Care 7.2%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	542,000	555,550
AMGH Merger Sub, Inc. Senior Secured(a)(b)
11/01/18	9.250%	4,166,000	4,124,340
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	1,267,208	1,264,040

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Health Care (cont.)
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	$6,319,000	$6,508,570
Community Health Systems, Inc.(a)
11/15/15	8.000%	4,804,000	4,659,880
ConvaTec Healthcare E SA Senior Unsecured(a)(d)
12/15/18	10.500%	8,703,000	7,854,457
Emdeon, Inc.(a)
12/31/19	11.000%	4,375,000	4,506,250
Fresenius Medical Care U.S. Finance, Inc.(a)(b)
09/15/18	6.500%	1,104,000	1,145,400
HCA, Inc. Senior Secured
02/15/20	7.875%	15,670,000	16,492,675
HCA, Inc.(b)
02/15/22	7.500%	6,054,000	5,963,190
Senior Secured
04/15/19	8.500%	3,010,000	3,250,800
02/15/20	6.500%	8,248,000	8,206,760
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,454,000	2,457,068
Health Management Associates, Inc. Senior Unsecured(a)(b)
01/15/20	7.375%	7,627,000	7,674,669
Healthsouth Corp.(b)
02/15/20	8.125%	4,487,000	4,408,477
09/15/22	7.750%	395,000	383,150
InVentiv Health, Inc.(a)
08/15/18	10.000%	6,378,000	6,043,155
Kinetic Concepts/KCI U.S.A., Inc. Secured(a)(b)
11/01/18	10.500%	1,440,000	1,382,400
Multiplan, Inc.(a)
09/01/18	9.875%	4,912,000	4,936,560
Omnicare, Inc.
06/01/20	7.750%	857,000	899,850
Radnet Management, Inc.
04/01/18	10.375%	1,800,000	1,593,000
Rural/Metro Corp. Senior Unsecured(a)
07/15/19	10.125%	3,255,000	3,059,700
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,873,000	1,896,413
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	7,080,000	6,726,000
02/01/19	7.750%	4,006,000	3,735,595

Total			109,727,949

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Home Construction 0.4%
Shea Homes LP/Funding Corp. Senior Secured(a)(b)
05/15/19	8.625%	$6,590,000	$6,029,850
Independent Energy 9.6%
Antero Resources Finance Corp.(a)
08/01/19	7.250%	263,000	263,000
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	9,485,000	9,413,862
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.630%	1,946,000	1,916,810
Chaparral Energy, Inc.
10/01/20	9.875%	2,097,000	2,243,790
09/01/21	8.250%	5,666,000	5,581,010
Chesapeake Energy Corp.(b)
08/15/20	6.625%	12,537,000	13,038,480
02/15/21	6.125%	7,240,000	7,258,100
Comstock Resources, Inc.
10/15/17	8.375%	1,713,000	1,678,740
Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,225,520
01/15/22	6.500%	809,000	825,180
Concho Resources, Inc.(b)
10/01/17	8.625%	2,699,000	2,921,668
Continental Resources, Inc.
10/01/19	8.250%	673,000	743,665
10/01/20	7.375%	1,752,000	1,896,540
Continental Resources, Inc.(b)
04/01/21	7.125%	3,891,000	4,163,370
Goodrich Petroleum Corp.(a)
03/15/19	8.875%	4,905,000	4,806,900
Hilcorp Energy I LP/Finance Co. Senior Notes(a)
02/15/20	8.000%	3,504,000	3,687,960
Kodiak Oil & Gas Corp. Senior Notes(a)(d)
12/01/19	8.125%	9,435,000	9,576,525
Laredo Petroleum, Inc.(a)
02/15/19	9.500%	10,168,000	10,536,590
Linn Energy LLC/Finance Corp.(a)
05/15/19	6.500%	2,026,000	1,924,700
MEG Energy Corp.(a)(d)
03/15/21	6.500%	5,806,000	5,835,030
Oasis Petroleum, Inc.
11/01/21	6.500%	5,633,000	5,478,092
Oasis Petroleum, Inc.(a)
02/01/19	7.250%	6,286,000	6,380,290
Petrohawk Energy Corp.
08/15/18	7.250%	7,273,000	8,145,760
06/01/19	6.250%	2,189,000	2,396,955

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Pioneer Natural Resources Co. Senior Unsecured
01/15/20	7.500%	$898,000	$1,041,680
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,820,000	6,169,200
Range Resources Corp.(b)
05/01/18	7.250%	67,000	71,523
05/15/19	8.000%	6,312,000	7,006,320
SM Energy Co. Senior Unsecured(a)
11/15/21	6.500%	2,397,000	2,397,000
Southwestern Energy Co.
02/01/18	7.500%	9,135,000	10,505,250
WPX Energy, Inc. Senior Unsecured(a)
01/15/22	6.000%	4,048,000	3,977,160
Whiting Petroleum Corp.
01/01/18	6.500%	287,000	297,045

Total			146,403,715
Life Insurance 0.8%
ING Groep NV(c)(d)
12/29/49	5.775%	18,247,000	12,225,490
Media Cable 3.6%
CCO Holdings LLC/Capital Corp.(b)
04/30/18	7.875%	1,890,000	1,956,150
01/15/19	7.000%	2,480,000	2,495,500
04/30/20	8.125%	7,252,000	7,614,600
CSC Holdings LLC(a)(b) Senior Unsecured
11/15/21	6.750%	3,997,000	4,016,985
CSC Holdings LLC(b) Senior Unsecured
02/15/19	8.625%	4,838,000	5,394,370
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	9,706,000	9,875,855
DISH DBS Corp.(b)
09/01/19	7.875%	1,784,000	1,891,040
06/01/21	6.750%	10,239,000	9,983,025
Quebecor Media, Inc. Senior Unsecured(b)(d)
03/15/16	7.750%	7,725,000	7,840,875
UPCB Finance V Ltd. Senior Secured(a)(d)
11/15/21	7.250%	3,542,000	3,404,477

Total			54,472,877

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media Non-Cable 6.2%
AMC Networks, Inc.(a)(b)
07/15/21	7.750%	$13,238,000	$13,999,185
Belo Corp.
11/15/16	8.000%	45,000	48,488
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	3,640,000	3,003,000
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,333,000	2,443,818
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	4,973,000	5,234,082
Cumulus Media, Inc.(a)(b)
05/01/19	7.750%	4,797,000	4,125,420
EH Holding Corp.(a)(b)
06/15/21	7.625%	8,600,000	8,449,500
Intelsat Jackson Holdings SA(a)(b)(d)
04/01/21	7.500%	3,330,000	3,163,500
Intelsat Jackson Holdings SA(a)(d)
10/15/20	7.250%	6,674,000	6,440,410
Intelsat Jackson Holdings SA(d)
06/15/16	11.250%	4,549,000	4,730,960
Intelsat Luxembourg SA(a)(c)(d) PIK
02/04/17	11.500%	4,084,000	3,747,070
Intelsat Luxembourg SA(b)(d) PIK
02/04/17	11.500%	4,715,000	4,326,012
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	4,940,000	4,896,775
Nielsen Finance LLC/Co.(b)
10/15/18	7.750%	9,646,000	10,200,645
Salem Communications Corp. Secured
12/15/16	9.625%	5,111,000	5,340,995
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	2,760,000	2,939,400
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	4,064,000	3,413,760
Senior Secured
11/01/20	7.875%	6,140,000	5,817,650
XM Satellite Radio, Inc.(a)(b)
11/01/18	7.625%	2,303,000	2,349,060

Total			94,669,730

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Metals 5.3%
Alpha Natural Resources, Inc.(b)
06/01/19	6.000%	$3,164,000	$3,021,620
06/01/21	6.250%	3,164,000	3,005,800
Arch Coal, Inc.(a)
06/15/21	7.250%	4,105,000	3,971,588
Arch Coal, Inc.(a)(b)
06/15/19	7.000%	4,273,000	4,187,540
Calcipar SA Senior Secured(a)(d)
05/01/18	6.875%	7,740,000	6,975,675
Consol Energy, Inc.
04/01/17	8.000%	6,334,000	6,745,710
04/01/20	8.250%	3,586,000	3,854,950
FMG Resources August 2006 Proprietary Ltd.(a)(b)(d)
02/01/16	6.375%	3,403,000	3,198,820
02/01/18	6.875%	5,596,000	5,134,330
Senior Notes
11/01/19	8.250%	7,835,000	7,619,537
FMG Resources August 2006 Proprietary Ltd.(a)(d)
11/01/15	7.000%	7,662,000	7,393,830
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	6,284,000	5,906,960
Novelis, Inc.(d)
12/15/17	8.375%	1,660,000	1,726,400
12/15/20	8.750%	2,099,000	2,214,445
Peabody Energy Corp.(a) Senior Notes
11/15/21	6.250%	3,950,000	3,979,625
Senior Unsecured
11/15/18	6.000%	5,923,000	5,915,596
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	5,981,000	5,831,475

Total			80,683,901
Non-Captive Consumer 0.9%
SLM Corp. Senior Unsecured(b)
03/25/20	8.000%	7,579,000	7,408,473
Springleaf Finance Corp. Senior Unsecured(b)
12/15/17	6.900%	10,379,000	7,057,720

Total			14,466,193
Non-Captive Diversified 5.1%
Ally Financial, Inc.(b)
03/15/20	8.000%	26,735,000	26,367,394
09/15/20	7.500%	2,755,000	2,662,019

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Non-Captive Diversified (cont.)
CIT Group, Inc.(a) Secured
05/02/17	7.000%	$3,100,000	$3,053,500
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	6,475,000	6,507,375
CIT Group, Inc.(b) Secured
05/01/17	7.000%	4,654,000	4,607,460
Ford Motor Credit Co. LLC Senior Unsecured
05/15/18	5.000%	7,141,000	7,021,281
Ford Motor Credit Co. LLC(b) Senior Unsecured
04/15/15	7.000%	2,551,000	2,746,123
02/01/21	5.750%	5,229,000	5,332,916
International Lease Finance Corp. Senior Unsecured
05/15/19	6.250%	5,249,000	4,667,909
International Lease Finance Corp.(b) Senior Unsecured
03/15/17	8.750%	3,570,000	3,596,775
09/01/17	8.875%	7,095,000	7,183,688
12/15/20	8.250%	4,250,000	4,228,750

Total			77,975,190
Oil Field Services 1.6%
Green Field Energy Services, Inc. Senior Secured(a)
11/15/16	13.000%	5,626,000	5,682,260
Offshore Group Investments Ltd. Senior Secured(d)
08/01/15	11.500%	10,215,000	10,955,588
Oil States International, Inc.(b)
06/01/19	6.500%	6,242,000	6,273,210
Trinidad Drilling Ltd. Senior Unsecured(a)(d)
01/15/19	7.875%	1,686,000	1,719,493

Total			24,630,551
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.000%	2,395,000	2,466,850
Packaging 2.2%
ARD Finance SA Senior Secured PIK(a)(d)
06/01/18	11.125%	1,596,000	1,404,480

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging (cont.)
Ardagh Packaging Finance PLC(a)(b)(d)
10/15/20	9.125%	$3,580,000	$3,544,200
Senior Secured
10/15/17	7.375%	4,673,000	4,743,095
Greif, Inc. Senior Unsecured
08/01/19	7.750%	855,000	910,575
Reynolds Group Issuer, Inc./LLC(a) Senior Secured
04/15/19	7.125%	8,320,000	8,132,800
Reynolds Group Issuer, Inc./LLC(a)(b)
04/15/19	9.000%	2,160,000	1,944,000
02/15/21	8.250%	5,607,000	4,737,915
Senior Secured
08/15/19	7.875%	2,398,000	2,409,990
Senior Unsecured
08/15/19	9.875%	6,899,000	6,312,585

Total			34,139,640
Paper 1.2%
Cascades, Inc.(b)(d)
01/15/20	7.875%	7,342,000	7,048,320
Cascades, Inc.(d)
12/15/17	7.750%	6,570,000	6,389,325
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	7,980,000	5,187,000

Total			18,624,645
Pharmaceuticals 0.9%
Endo Pharmaceuticals Holdings, Inc.(a)(b)
01/15/22	7.250%	1,943,000	1,996,433
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	6,439,000	6,632,170
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a)(g)
12/01/19	9.500%	1,677,000	1,685,385
Mylan, Inc.(a)
11/15/18	6.000%	3,661,000	3,651,847

Total			13,965,835
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	5,655,000	5,329,838
Retailers 2.1%
Burlington Coat Factory Warehouse Corp.(a)(b)
02/15/19	10.000%	2,448,000	2,356,200

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retailers (cont.)
Limited Brands, Inc.
04/01/21	6.625%	$4,272,000	$4,453,560
Needle Merger Sub Corp. Senior Unsecured(a)(b)
03/15/19	8.125%	1,646,000	1,514,320
QVC, Inc.(a) Senior Secured
10/01/19	7.500%	3,223,000	3,432,495
10/15/20	7.375%	4,287,000	4,544,220
Rite Aid Corp.(b)
06/15/17	9.500%	2,050,000	1,793,750
Senior Secured
08/15/20	8.000%	5,057,000	5,461,560
Sally Holdings LLC/Capital, Inc.(a)
10/15/19	6.875%	1,624,000	1,636,180
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	6,209,000	6,348,702

Total			31,540,987
Technology 4.8%
Amkor Technology, Inc.(b) Senior Unsecured
05/01/18	7.375%	5,013,000	4,987,935
06/01/21	6.630%	7,217,000	6,657,682
CDW LLC/Finance Corp.(a)(b)
04/01/19	8.500%	8,543,000	8,094,492
Cardtronics, Inc.
09/01/18	8.250%	5,677,000	6,131,160
CommScope, Inc.(a)(b)
01/15/19	8.250%	3,774,000	3,641,910
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	4,579,000	4,670,580
First Data Corp. PIK
09/24/15	10.550%	5,074,000	4,617,340
First Data Corp.(a)
01/15/21	12.625%	4,157,000	3,429,525
Senior Secured
08/15/20	8.875%	4,595,000	4,595,000
Freescale Semiconductor, Inc. Senior Secured(a)(d)
04/15/18	9.250%	4,479,000	4,669,358
Interactive Data Corp.
08/01/18	10.250%	7,900,000	8,453,000

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Technology (cont.)
NXP BV/Funding LLC Senior Secured(a)(b)(d)
08/01/18	9.750%	$7,211,000	$7,914,072
iGate Corp.(a)(b)
05/01/16	9.000%	5,737,000	5,722,658

Total			73,584,712
Transportation Services 1.0%
AE Escrow Corp.(a)
03/15/20	9.750%	5,996,000	5,996,000
Hertz Corp. (The)(b)
10/15/18	7.500%	5,115,000	5,127,788
01/15/21	7.375%	3,596,000	3,560,040

Total			14,683,828
Wireless 5.0%
Cricket Communications, Inc.
10/15/20	7.750%	3,200,000	2,512,000
Cricket Communications, Inc.(b) Senior Secured
05/15/16	7.750%	6,770,000	6,753,075
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	6,820,000	6,513,100
SBA Telecommunications, Inc.
08/15/16	8.000%	6,955,000	7,441,850
08/15/19	8.250%	3,290,000	3,540,862
Sprint Capital Corp.(b)
11/15/28	6.875%	45,000	31,388
Sprint Nextel Corp.(a)(b)
08/18/18	9.000%	14,650,000	14,796,500
Senior Unsecured
08/15/21	11.500%	4,050,000	3,847,500
Sprint Nextel Corp.(b) Senior Unsecured
08/15/17	8.375%	15,584,000	13,363,280
Wind Acquisition Finance SA(a)(b)(d) Secured
07/15/17	11.750%	8,927,000	7,699,537
Wind Acquisition Finance SA(a)(d) Senior Secured
02/15/18	7.250%	11,202,000	9,521,700

Total			76,020,792
Wirelines 5.7%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	16,500,000	15,909,382
Cincinnati Bell, Inc.
10/15/20	8.375%	1,555,000	1,512,238

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)

Wirelines (cont.)
Cincinnati Bell, Inc.(b)
10/15/17	8.250%	$3,467,000	$3,362,990
Frontier Communications Corp. Senior Unsecured
04/15/22	8.750%	1,553,000	1,452,055
Frontier Communications Corp.(b) Senior Unsecured
03/15/19	7.125%	6,916,000	6,224,400
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	2,597,000	2,298,345
Level 3 Communications, Inc. Senior Unsecured(b)
02/01/19	11.875%	4,310,000	4,460,850
Level 3 Financing, Inc.
02/01/18	10.000%	5,318,000	5,450,950
Level 3 Financing, Inc.(a) Senior Unsecured
07/01/19	8.125%	6,018,000	5,687,010
Level 3 Financing, Inc.(b)
04/01/19	9.375%	2,205,000	2,227,050
PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	8,730,362
Senior Secured
06/30/17	8.875%	4,845,000	5,232,600
Qwest Corp. Senior Unsecured
12/01/21	6.750%	10,238,000	10,698,710
Tw telecom holdings, inc.
03/01/18	8.000%	4,798,000	5,037,900
Windstream Corp.
09/01/18	8.125%	935,000	953,700
10/15/20	7.750%	5,450,000	5,313,750
Windstream Corp.(b)
10/01/21	7.750%	2,470,000	2,432,950

Total			86,985,242
Total Corporate Bonds & Notes
(Cost: $1,455,883,252)			$1,429,984,332

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Borrower	Weighted Average Coupon	Principal Amount	Value
Senior Loans 0.6%

Gaming 0.1%
ROC Finance LLC Tranche B Term Loan(c)(h)
08/19/17	8.500%	$1,981,000	$1,981,000
Media Non-Cable 0.5%
Cumulus Media Holdings, Inc.(c)(h) 2nd Lien Term Loan
03/18/19	7.500%	5,076,000	4,746,060
Cumulus Media Holdings, Inc.(c)(h)(i) 2nd Lien Term Loan
TBD	TBD	2,980,000	2,786,300

Total			7,532,360
Total Senior Loans
(Cost: $9,826,366)			$9,513,360

Issuer	Shares	Value
Common Stocks 0.1%

CONSUMER DISCRETIONARY 0.1%
Textiles, Apparel & Luxury Goods 0.1%
Arena Brands, Inc.(e)(f)(j)	111,111	$725,555

TOTAL CONSUMER DISCRETIONARY		725,555
Total Common Stocks
(Cost: $5,888,888)		$725,555

Limited Partnerships —%

FINANCIALS —%
Varde Fund V LP(e)(f)(j)(k)	25,000,000	$321,850

TOTAL FINANCIALS		321,850
Total Limited Partnerships
(Cost: $—)		$321,850

	Shares	Value
Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.155%(l)(m)	18,241,672	$18,241,672
Total Money Market Funds
(Cost: $18,241,672)		$18,241,672

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 22.7%

Asset-Backed Commercial Paper 5.3%
Alpine Securitization
12/16/11	0.170%	$9,999,150	$9,999,150
12/21/11	0.210%	4,999,038	4,999,038
Aspen Funding Corp.
12/14/11	0.330%	4,998,625	4,998,625
Atlantis One
12/21/11	0.220%	4,999,083	4,999,083
12/21/11	0.350%	9,991,153	9,991,153
Cancara Asset Securitisation LLC
12/05/11	0.270%	9,997,600	9,997,600
01/03/12	0.320%	3,998,756	3,998,756
Grampian Funding LLC
12/19/11	0.270%	4,998,950	4,998,950
01/03/12	0.320%	4,998,444	4,998,444

Regency Markets No. 1 LLC
12/02/11	0.180%	4,999,825	4,999,825
12/19/11	0.240%	9,997,933	9,997,933
Rheingold Securitization
12/07/11	0.570%	4,999,287	4,999,287
12/12/11	0.600%	999,450	999,450

Total			79,977,294
Certificates of Deposit 8.6%
ABM AMRO Bank N.V.
12/12/11	0.420%	4,998,134	4,998,134
Bank of Nova Scotia
05/03/12	0.375%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	2,997,121	2,997,121
Clydesdale Bank PLC
12/07/11	0.300%	4,999,708	4,999,708
Deutsche Bank AG
12/21/11	0.360%	6,000,000	6,000,000
Development Bank of Singapore Ltd.
01/03/12	0.295%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	6,000,000	6,000,000
National Australia Bank
04/30/12	0.410%	8,000,000	8,000,000
National Bank of Canada
05/08/12	0.397%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (cont.)
Rabobank
12/15/11	0.330%	$5,000,550	$5,000,550
01/20/12	0.297%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
12/16/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	9,986,117	9,986,117
01/03/12	0.460%	5,000,078	5,000,078
Svenska Handelsbanken
02/28/12	0.490%	5,000,000	5,000,000
03/01/12	0.460%	8,000,000	8,000,000
Union Bank of Switzerland
02/21/12	0.510%	5,000,000	5,000,000
03/02/12	0.530%	5,000,000	5,000,000
United Overseas Bank Ltd.
12/12/11	0.280%	5,000,000	5,000,000

Total			130,981,708
Commercial Paper 3.1%
HSBC Bank PLC
04/13/12	0.481%	7,980,480	7,980,480
Macquarie Bank Ltd.
04/20/12	0.803%	6,971,689	6,971,689
PB Capital Corp.
12/16/11	0.630%	4,996,325	4,996,325
Skandinaviska Enskilda Banken AB
12/02/11	0.240%	3,999,200	3,999,200
Suncorp Metway Ltd.
12/07/11	0.350%	5,996,383	5,996,383
01/18/12	0.450%	4,996,063	4,996,063
02/01/12	0.500%	4,995,486	4,995,486
Westpac Securities NZ Ltd.
04/20/12	0.531%	7,978,447	7,978,447

Total			47,914,073
Other Short-Term Obligations 1.0%
Natixis Financial Products LLC
12/01/11	0.430%	5,000,000	5,000,000
The Goldman Sachs Group, Inc.
01/13/12	0.550%	10,000,000	10,000,000

Total			15,000,000
Repurchase Agreements 4.7%
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,013(n)
	0.090%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (cont.)
Goldman Sachs & Co.(n) dated 11/28/11, matures 12/05/11, repurchase price $15,000,313
	0.150%	$15,000,000	$15,000,000
dated 11/29/11, matures 12/06/11, repurchase price $10,000,217
	0.130%	10,000,000	10,000,000
Natixis Financial Products, Inc.(n) dated 11/30/11, matures 12/01/11, repurchase price $10,000,025
	0.090%	10,000,000	10,000,000
	0.090%	10,000,000	10,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $10,000,050(n)
	0.180%	10,000,000	10,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(n)
	0.150%	5,000,000	5,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $6,094,698(n)
	0.110%	6,094,680	6,094,680

Total			71,094,680
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $344,967,755)			$344,967,755
Total Investments
(Cost: $1,834,807,933)			$1,803,754,524
Other Assets & Liabilities, Net			(283,119,795)
Net Assets			$1,520,634,729

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $583,817,372 or 38.39% of net assets.

(b)	At November 30, 2011, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(d)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $193,155,786 or 12.70% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2011 was $6,483,970, representing 0.43% of net assets. Information concerning such security holdings at November 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Arena Brands, Inc.	09/03/92	$5,888,888
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08/12/96 – 04/03/02	4,032,210
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12/16/01	1,181,446
Varde Fund V LP	04/27/00 – 06/19/00	—	*

*	The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $6,483,970, which represents 0.43% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.

(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of November 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j)	Non-income producing.

(k)	At November 30, 2011, there was no capital committed to the LLC or LP for future investment.

(l)	The rate shown is the seven-day current annualized yield at November 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(m)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$94,250,631	$477,931,760	$(553,940,719)	$—	$18,241,672	$47,277	$18,241,672

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$2,241,616
Freddie Mac REMICS	2,858,384
Total Market Value of Collateral Securities	$5,100,000

Goldman Sachs & Co. (0.150%)

Security Description	Value
Ginnie Mae II Pool	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

Goldman Sachs & Co. (0.130%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Federal Home Loan Banks	$1,414,530
Federal Home Loan Mortgage Corp	40,086
Federal National Mortgage Association	1,789,991
Ginnie Mae II Pool	53,776
Residual Funding Corp Principal Strip	1,370,482
Resolution Funding Corp Interest Strip	2,966,100
United States Treasury Note/Bond	2,565,061
Total Market Value of Collateral Securities	$10,200,026

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$2,026,783
Fannie Mae REMICS	3,857,977
Freddie Mac REMICS	2,408,075
Freddie Mac Strips	179,251
United States Treasury Note/Bond	1,727,941
Total Market Value of Collateral Securities	$10,200,027

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,208,378
Fannie Mae REMICS	1,752,824
Fannie Mae Whole Loan	6,414
Fannie Mae-Aces	11,831
Freddie Mac Gold Pool	2,275,053
Freddie Mac Non Gold Pool	442,829
Freddie Mac Reference REMIC	53,613
Freddie Mac REMICS	1,648,353
Ginnie Mae I Pool	1,448,510
Ginnie Mae II Pool	576,691
Government National Mortgage Association	411,177
United States Treasury Note/Bond	364,328
Total Market Value of Collateral Securities	$10,200,001

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$5,100,012
Total Market Value of Collateral Securities	$5,100,012

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$765,042
United States Treasury Note/Bond	4,695,741
United States Treasury Strip Principal	755,790
Total Market Value of Collateral Securities	$6,216,573

Abbreviation Legend
PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes
Electric	$—	$32,483,534	$4,806,227	$37,289,761
Entertainment	—	7,230,430	5,436,565	12,666,995
All Other Industries	—	1,380,027,576	—	1,380,027,576
Total Bonds	—	1,419,741,540	10,242,792	1,429,984,332
Equity Securities
Common Stocks
Consumer Discretionary	—	—	725,555	725,555
Total Equity Securities	—	—	725,555	725,555
Other
Senior Loans	—	9,513,360	—	9,513,360
Limited Partnerships	—	—	321,850	321,850
Money Market Funds	18,241,672	—	—	18,241,672
Investments of Cash Collateral Received for Securities on Loan	—	344,967,755	—	344,967,755
Total Other	18,241,672	354,481,115	321,850	373,044,637
Total	$18,241,672	$1,774,222,655	$11,290,197	$1,803,754,524

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds, Senior Loans and Limited Partnership Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the utilization of single market quotations from broker dealers, estimated cash flows of the security and observed yields on securities management deemed comparable. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bond & Notes	Common Stocks	Senior Loans	Limited Partnerships	Total
Balance as of May 31, 2011	$6,108,884	$725,555	$2,237,405	$481,925	$9,553,769
Accrued discounts/premiums	23,989	—	683	—	24,672
Realized gain (loss)	4,222	—	9,941	—	14,163
Change in unrealized appreciation (depreciation)*	(376,290)	—	(12,412)	(160,075)	(548,777)
Sales	(1,393,526)	—	(2,235,617)	—	(3,629,143)
Purchases	—	—	—	—	—
Transfers into Level 3	5,875,513	—	—	—	5,875,513
Transfers out of Level 3	—	—	—	—	—
Balance as of November 30, 2011	$10,242,792	$725,555	$—	$321,850	$11,290,197

*	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(536,365) which is comprised of Corporate Bonds & Notes $(376,290) and Limited Partnerships of $(160,075).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	23

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,471,598,506)	$1,440,545,097
Affiliated issuers (identified cost $18,241,672)	18,241,672
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $273,873,075)	273,873,075
Repurchase agreements (identified cost $71,094,680)	71,094,680
Total investments (identified cost $1,834,807,933)	1,803,754,524
Cash	2,057,969
Receivable for:
Investments sold	46,038,204
Capital shares sold	9,934,233
Dividends	6,780
Interest	31,083,206
Reclaims	19,038
Expense reimbursement due from Investment Manager	6,077
Prepaid expense	22,694
Total assets	1,892,922,725
Liabilities
Due upon return of securities on loan	344,967,755
Payable for:
Investments purchased	10,275,029
Investments purchased on a delayed delivery basis	2,905,500
Capital shares purchased	2,272,579
Dividend distributions to shareholders	11,196,182
Investment management fees	23,351
Distribution fees	10,929
Transfer agent fees	216,563
Administration fees	2,682
Plan administration fees	14,603
Other expenses	402,823
Total liabilities	372,287,996
Net assets applicable to outstanding capital stock	$1,520,634,729

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$1,790,068,764
Excess of distributions over net investment income	(15,370,383)
Accumulated net realized loss	(223,010,243)
Unrealized appreciation (depreciation) on:
Investments	(31,053,409)
Total — representing net assets applicable to outstanding capital stock	$1,520,634,729
*Value of securities on loan	$340,450,997
Net assets applicable to outstanding shares
Class A	$1,142,140,983
Class B	$34,783,370
Class C	$68,981,806
Class I	$143,710,645
Class R	$6,849,464
Class R3	$7,261,749
Class R4	$56,827,643
Class R5	$13,265,989
Class W	$32,035,276
Class Z	$14,777,804
Shares outstanding
Class A	428,383,072
Class B	13,056,860
Class C	26,044,196
Class I	54,016,428
Class R	2,561,648
Class R3	2,708,906
Class R4	21,291,641
Class R5	4,978,681
Class W	12,113,926
Class Z	5,541,024
Net asset value per share
Class A(a)	$2.67
Class B	$2.66
Class C	$2.65
Class I	$2.66
Class R	$2.67
Class R3	$2.68
Class R4	$2.67
Class R5	$2.66
Class W	$2.64
Class Z	$2.67

(a)	The maximum offering price per share for Class A is $2.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	25

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$60,340,117
Dividends from affiliates	47,277
Income from securities lending — net	513,462
Foreign taxes withheld	(5,866)
Total income	60,894,990
Expenses:
Investment management fees	4,450,107
Distribution fees
Class A	1,460,526
Class B	213,658
Class C	354,623
Class R	16,806
Class R3	8,937
Class W	74,058
Transfer agent fees
Class A	1,174,311
Class B	42,907
Class C	71,257
Class R	6,873
Class R3	1,802
Class R4	15,072
Class R5	1,945
Class W	61,649
Class Z	15,405
Administration fees	507,675
Plan administration fees
Class R3	8,937
Class R4	72,682
Compensation of board members	30,979
Custodian fees	18,718
Printing and postage fees	107,823
Registration fees	49,344
Professional fees	30,909
Other	32,751
Total expenses	8,829,754
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(500,147)
Expense reductions	(3,799)
Total net expenses	8,325,808
Net investment income	52,569,182

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$7,545,671
Swap contracts	56,891
Net realized gain	7,602,562
Net change in unrealized appreciation (depreciation) on:
Investments	(118,829,314)
Net change in unrealized depreciation	(118,829,314)
Net realized and unrealized loss	(111,226,752)
Net decrease in net assets from operations	$(58,657,570)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	27

Statement of Changes in Net Assets

	Six months ended November 30, 2011	Year ended May 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$52,569,182	$127,677,123
Net realized gain	7,602,562	102,850,449
Net change in unrealized appreciation (depreciation)	(118,829,314)	56,329,425
Net increase (decrease) in net assets resulting from operations	(58,657,570)	286,856,997
Distributions to shareholders from:
Net investment income
Class A	(40,062,722)	(90,917,280)
Class B	(1,287,918)	(4,469,624)
Class C	(2,164,944)	(4,657,740)
Class I	(4,763,339)	(11,700,206)
Class R	(222,509)	(463,539)
Class R3	(238,261)	(420,391)
Class R4	(2,009,632)	(3,984,816)
Class R5	(256,171)	(1,137,533)
Class W	(2,045,886)	(7,470,641)
Class Z	(532,714)	(261,629)
Net realized gains
Class A	(1,876,268)	—
Class B	(57,189)	—
Class C	(113,990)	—
Class I	(235,917)	—
Class R	(11,180)	—
Class R3	(11,794)	—
Class R4	(93,095)	—
Class R5	(21,743)	—
Class W	(52,939)	—
Class Z	(24,520)	—
Total distributions to shareholders	(56,082,731)	(125,483,399)
Decrease in net assets from share transactions	(165,264,315)	(20,448,379)
Total increase (decrease) in net assets	(280,004,616)	140,925,219
Net assets at beginning of period	1,800,639,345	1,659,714,126
Net assets at end of period	$1,520,634,729	$1,800,639,345
Excess of distributions over net investment income	$(15,370,383)	$(14,355,469)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	72,657,169	197,958,225	104,329,829	287,634,139
Distributions reinvested	10,595,770	28,862,913	21,745,616	60,248,228
Redemptions	(122,948,822)	(338,347,925)	(115,043,383)	(317,311,123)
Net increase (decrease)	(39,695,883)	(111,526,787)	11,032,062	30,571,244
Class B shares
Subscriptions	628,119	1,725,808	1,848,125	5,056,098
Distributions reinvested	387,076	1,057,229	1,306,638	3,602,392
Redemptions(a)	(9,922,606)	(27,876,400)	(16,132,801)	(43,845,006)
Net decrease	(8,907,411)	(25,093,363)	(12,978,038)	(35,186,516)
Class C shares
Subscriptions	2,035,679	5,508,574	4,631,176	12,817,398
Distributions reinvested	588,380	1,590,490	1,109,589	3,051,784
Redemptions	(3,396,268)	(9,262,247)	(6,117,903)	(16,795,742)
Net decrease	(772,209)	(2,163,183)	(377,138)	(926,560)
Class I shares
Subscriptions	10,074,861	26,591,577	14,882,771	41,376,336
Distributions reinvested	1,838,691	4,998,892	4,298,915	11,897,906
Redemptions	(4,353,728)	(12,207,605)	(28,096,288)	(79,033,588)
Net increase (decrease)	7,559,824	19,382,864	(8,914,602)	(25,759,346)
Class R shares
Subscriptions	584,054	1,604,604	1,475,382	4,106,343
Distributions reinvested	34,588	94,455	58,129	161,966
Redemptions	(550,381)	(1,516,430)	(1,214,328)	(3,420,132)
Net increase	68,261	182,629	319,183	848,177
Class R3 shares
Subscriptions	315,380	860,592	1,664,300	4,566,602
Distributions reinvested	91,239	249,892	152,510	426,379
Redemptions	(276,303)	(762,068)	(764,352)	(2,101,842)
Net increase	130,316	348,416	1,052,458	2,891,139
Class R4 shares
Subscriptions	1,798,471	4,911,049	11,607,397	31,608,848
Distributions reinvested	771,214	2,101,848	1,458,513	4,048,371
Redemptions	(2,672,644)	(7,291,549)	(8,293,216)	(22,571,716)
Net increase (decrease)	(102,959)	(278,652)	4,772,694	13,085,503

(a)	Includes conversions of Class B shares to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	29

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class R5 shares
Subscriptions	3,297,666	8,586,172	3,016,866	7,879,509
Distributions reinvested	102,358	277,740	416,365	1,150,645
Redemptions	(2,405,920)	(6,807,915)	(2,502,954)	(7,056,599)
Net increase	994,104	2,055,997	930,277	1,973,555
Class W shares
Subscriptions	2,527,051	6,912,866	12,807,770	34,412,756
Distributions reinvested	770,401	2,098,658	2,779,623	7,632,566
Redemptions	(22,697,334)	(60,966,089)	(22,780,180)	(62,422,756)
Net decrease	(19,399,882)	(51,954,565)	(7,192,787)	(20,377,434)
Class Z shares
Subscriptions	27,955,181	76,558,459	6,325,242	17,768,113
Distributions reinvested	160,772	437,876	90,048	255,670
Redemptions	(26,964,227)	(73,214,006)	(2,025,992)	(5,591,924)
Net increase	1,151,726	3,782,329	4,389,298	12,431,859
Total net decrease	(58,974,113)	(165,264,315)	(6,966,593)	(20,448,379)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$2.86		$2.61	$2.30		$2.74	$3.02		$2.89
Income from investment operations:
Net investment income	0.09		0.20	0.20		0.22	0.22		0.20
Net realized and unrealized gain (loss)	(0.18)		0.25	0.31		(0.44)	(0.29)		0.15
Total from investment operations	(0.09)		0.45	0.51		(0.22)	(0.07)		0.35
Less distributions to shareholders from:
Net investment income	(0.10)		(0.20)	(0.20)		(0.22)	(0.21)		(0.22)
Net realized gains	(0.00	)(a)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.10)		(0.20)	(0.20)		(0.22)	(0.21)		(0.22)
Proceeds from regulatory settlement	—		—	0.00	(a)	—	—		—
Net asset value, end of period	$2.67		$2.86	$2.61		$2.30	$2.74		$3.02
Total return	(3.22%	)	17.61%	22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.12%	(e)	1.08%	1.09%		1.14%	1.13%		1.08%
Net expenses after fees waived or expenses reimbursed(f)	1.05%	(e)(g)	1.06%	1.03%		1.02%	1.10%		1.08%
Net investment income	6.75%	(e)(g)	7.16%	7.95%		9.85%	7.71%		6.94%
Supplemental data
Net assets, end of period (in thousands)	$1,142,141		$1,339,628	$1,192,636		$1,003,576	$1,133,625		$1,462,715
Portfolio turnover	38%		96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	31

Financial Highlights (continued)

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$2.86		$2.61	$2.30		$2.74	$3.02		$2.89
Income from investment operations:
Net investment income	0.08		0.18	0.18		0.20	0.19		0.18
Net realized and unrealized gain (loss)	(0.19)		0.25	0.31		(0.44)	(0.29)		0.15
Total from investment operations	(0.11)		0.43	0.49		(0.24)	(0.10)		0.33
Less distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Net realized gains	(0.00	)(a)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.09)		(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Proceeds from regulatory settlement	—		—	0.00	(a)	—	—		—
Net asset value, end of period	$2.66		$2.86	$2.61		$2.30	$2.74		$3.02
Total return	(3.96%	)	16.71%	21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.87%	(e)	1.84%	1.85%		1.90%	1.89%		1.84%
Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)(g)	1.82%	1.79%		1.78%	1.86%		1.84%
Net investment income	5.92%	(e)(g)	6.45%	7.19%		8.98%	6.92%		6.18%
Supplemental data
Net assets, end of period (in thousands)	$34,783		$62,820	$91,104		$109,559	$173,555		$320,767
Portfolio turnover	38%		96%	94%		83%	64%		95%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	33

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$2.84		$2.59	$2.28		$2.72	$3.00		$2.87
Income from investment operations:
Net investment income	0.08		0.18	0.18		0.20	0.19		0.18
Net realized and unrealized gain (loss)	(0.18)		0.25	0.31		(0.44)	(0.29)		0.15
Total from investment operations	(0.10)		0.43	0.49		(0.24)	(0.10)		0.33
Less distributions to shareholders from:
Net investment income	(0.09)		(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Net realized gains	(0.00	)(a)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.09)		(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Proceeds from regulatory settlement	—		—	0.00	(a)	—	—		—
Net asset value, end of period	$2.65		$2.84	$2.59		$2.28	$2.72		$3.00
Total return	(3.63%	)	16.80%	22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.87%	(e)	1.84%	1.85%		1.89%	1.88%		1.83%
Net expenses after fees waived or expenses reimbursed(f)	1.80%	(e)(g)	1.82%	1.79%		1.77%	1.86%		1.83%
Net investment income	5.99%	(e)(g)	6.42%	7.14%		9.11%	6.95%		6.18%
Supplemental data
Net assets, end of period (in thousands)	$68,982		$76,237	$70,489		$21,579	$18,644		$25,659
Portfolio turnover	38%		96%	94%		83%	64%		95%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$2.86		$2.60	$2.29		$2.73	$3.02		$2.89
Income from investment operations:
Net investment income	0.10		0.21	0.21		0.23	0.23		0.21
Net realized and unrealized gain (loss)	(0.20)		0.26	0.31		(0.44)	(0.30)		0.16
Total from investment operations	(0.10)		0.47	0.52		(0.21)	(0.07)		0.37
Less distributions to shareholders from:
Net investment income	(0.10)		(0.21)	(0.21)		(0.23)	(0.22)		(0.24)
Net realized gains	(0.00	)(a)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.10)		(0.21)	(0.21)		(0.23)	(0.22)		(0.24)
Proceeds from regulatory settlement	—		—	0.00	(a)	—	—		—
Net asset value, end of period	$2.66		$2.86	$2.60		$2.29	$2.73		$3.02
Total return	(3.40%	)	18.52%	23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.67%	(e)	0.68%	0.68%		0.70%	0.72%		0.67%
Net expenses after fees waived or expenses reimbursed	0.67%	(e)	0.68%	0.63%		0.65%	0.69%		0.67%
Net investment income	7.14%	(e)	7.53%	8.36%		10.34%	8.13%		7.37%
Supplemental data
Net assets, end of period (in thousands)	$143,711		$132,684	$144,203		$74,333	$72,462		$97,100
Portfolio turnover	38%		96%	94%		83%	64%		95%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	35

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$2.87		$2.62	$2.30		$2.74	$3.02	$2.95
Income from investment operations:
Net investment income	0.09		0.19	0.20		0.21	0.21	0.11
Net realized and unrealized gain (loss)	(0.19)		0.25	0.31		(0.44)	(0.29)	0.05
Total from investment operations	(0.10)		0.44	0.51		(0.23)	(0.08)	0.16
Less distributions to shareholders from:
Net investment income	(0.10)		(0.19)	(0.19)		(0.21)	(0.20)	(0.09)
Net realized gains	(0.00	)(b)	—	—		—	—	—
Total distributions to shareholders	(0.10)		(0.19)	(0.19)		(0.21)	(0.20)	(0.09)
Proceeds from regulatory settlement	—		—	0.00	(b)	—	—	—
Net asset value, end of period	$2.67		$2.87	$2.62		$2.30	$2.74	$3.02
Total return	(3.68%	)	17.23%	22.79%	(c)	(7.38% )	(2.75% )	5.72%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.38%	(e)	1.36%	1.48%		1.52%	1.51%	1.45%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.30%	(e)(g)	1.35%	1.43%		1.39%	1.25%	1.45%	(e)
Net investment income	6.50%	(e)(g)	6.86%	7.46%		9.46%	7.63%	6.58%	(e)
Supplemental data
Net assets, end of period (in thousands)	$6,849		$7,156	$5,690		$14	$9	$5
Portfolio turnover	38%		96%	94%		83%	64%	95%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008	2007(a)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$2.88		$2.62	$2.31		$2.74	$3.02	$2.95
Income from investment operations:
Net investment income	0.09		0.20	0.20		0.22	0.22	0.11
Net realized and unrealized gain (loss)	(0.19)		0.26	0.31		(0.43)	(0.29)	0.06
Total from investment operations	(0.10)		0.46	0.51		(0.21)	(0.07)	0.17
Less distributions to shareholders from:
Net investment income	(0.10)		(0.20)	(0.20)		(0.22)	(0.21)	(0.10)
Net realized gains	(0.00	)(b)	—	—		—	—	—
Total distributions to shareholders	(0.10)		(0.20)	(0.20)		(0.22)	(0.21)	(0.10)
Proceeds from regulatory settlement	—		—	0.00	(b)	—	—	—
Net asset value, end of period	$2.68		$2.88	$2.62		$2.31	$2.74	$3.02
Total return	(3.63%	)	17.81%	22.56%	(c)	(6.70% )	(2.47% )	5.85%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.22%	(e)	1.21%	1.23%		1.25%	1.26%	1.20%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.22%	(e)	1.21%	1.18%		1.20%	0.99%	1.20%	(e)
Net investment income	6.58%	(e)	6.99%	7.81%		11.09%	7.82%	6.84%	(e)
Supplemental data
Net assets, end of period (in thousands)	$7,262		$7,418	$4,003		$1,243	$5	$5
Portfolio turnover	38%		96%	94%		83%	64%	95%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	37

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$2.86		$2.61	$2.30		$2.74	$3.01		$2.89
Income from investment operations:
Net investment income	0.09		0.20	0.21		0.22	0.23		0.21
Net realized and unrealized gain (loss)	(0.18)		0.25	0.30		(0.43)	(0.29)		0.14
Total from investment operations	(0.09)		0.45	0.51		(0.21)	(0.06)		0.35
Less distributions to shareholders from:
Net investment income	(0.10)		(0.20)	(0.20)		(0.23)	(0.21)		(0.23)
Net realized gains	(0.00	)(a)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(a)	—
Total distributions to shareholders	(0.10)		(0.20)	(0.20)		(0.23)	(0.21)		(0.23)
Proceeds from regulatory settlement	—		—	0.00	(a)	—	—		—
Net asset value, end of period	$2.67		$2.86	$2.61		$2.30	$2.74		$3.01
Total return	(3.19%	)	17.74%	22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.97%	(e)	0.96%	0.99%		1.00%	1.02%		0.94%
Net expenses after fees waived or expenses reimbursed(f)	0.97%	(e)	0.96%	0.93%		0.87%	0.76%	(g)	0.93%
Net investment income	6.83%	(e)	7.27%	8.05%		10.46%	8.07%		7.10%
Supplemental data
Net assets, end of period (in thousands)	$56,828		$61,282	$43,406		$2,391	$919		$1,252
Portfolio turnover	38%		96%	94%		83%	64%		95%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, total return would have been lower by 0.01%.
(c)

During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.01%.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)

Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended May 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$2.86		$2.61	$2.30		$2.74	$3.02	$2.95
Income from investment operations:
Net investment income	0.10		0.21	0.21		0.23	0.22	0.12
Net realized and unrealized gain (loss)	(0.20)		0.25	0.31		(0.44)	(0.28)	0.05
Total from investment operations	(0.10)		0.46	0.52		(0.21)	(0.06)	0.17
Less distributions to shareholders from:
Net investment income	(0.10)		(0.21)	(0.21)		(0.23)	(0.22)	(0.10)
Net realized gains	(0.00	)(b)	—	—		—	—	—
Total distributions to shareholders	(0.10)		(0.21)	(0.21)		(0.23)	(0.22)	(0.10)
Proceeds from regulatory settlement	—		—	0.00	(b)	—	—	—
Net asset value, end of period	$2.66		$2.86	$2.61		$2.30	$2.74	$3.02
Total return	(3.43%	)	18.02%	23.22%	(c)	(6.73% )	(2.06% )	6.09%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.72%	(e)	0.73%	0.73%		0.75%	0.78%	0.71%	(e)
Net expenses after fees waived or expenses reimbursed(f)	0.72%	(e)	0.72%	0.68%		0.70%	0.75%	0.71%	(e)
Net investment income	7.06%	(e)	7.48%	8.18%		10.19%	8.06%	7.33%	(e)
Supplemental data
Net assets, end of period (in thousands)	$13,266		$11,384	$7,958		$4	$5	$5
Portfolio turnover	38%		96%	94%		83%	64%	95%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	39

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011	2010		2009	2008		2007(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$2.84		$2.59	$2.28		$2.71	$3.00		$2.94
Income from investment operations:
Net investment income	0.09		0.20	0.20		0.22	0.21		0.11
Net realized and unrealized gain (loss)	(0.19)		0.25	0.31		(0.43)	(0.30)		0.07
Total from investment operations	(0.10)		0.45	0.51		(0.21)	(0.09)		0.18
Less distributions to shareholders from:
Net investment income	(0.10)		(0.20)	(0.20)		(0.22)	(0.20)		(0.12)
Net realized gains	(0.00	)(b)	—	—		—	—		—
Tax return of capital	—		—	—		—	(0.00	)(b)	—
Total distributions to shareholders	(0.10)		(0.20)	(0.20)		(0.22)	(0.20)		(0.12)
Proceeds from regulatory settlement	—		—	0.00	(b)	—	—		—
Net asset value, end of period	$2.64		$2.84	$2.59		$2.28	$2.71		$3.00
Total return	(3.64%	)	17.65%	22.82%	(c)	(6.91% )	(2.87%	)	6.20%
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.14%	(e)	1.10%	1.12%		1.16%	1.17%		1.06%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.06%	(e)(g)	1.09%	1.08%		1.10%	1.14%	(h)	1.06%	(e)
Net investment income	6.77%	(e)(g)	7.16%	7.68%		9.51%	7.59%		6.05%	(e)
Supplemental data
Net assets, end of period (in thousands)	$32,035		$89,506	$100,227		$6,435	$22,510		$30,060
Portfolio turnover	38%		96%	94%		83%	64%		95%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)

Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended May 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$2.85		$2.72
Income from investment operations:
Net investment income	0.09		0.14
Net realized and unrealized gain (loss)	(0.17)		0.12
Total from investment operations	(0.08)		0.26
Less distributions to shareholders from:
Net investment income	(0.10)		(0.13)
Net realized gains	(0.00	)(b)	—
Total distributions to shareholders	(0.10)		(0.13)
Net asset value, end of period	$2.67		$2.85
Total return	(2.78%	)	9.87%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.87%	(d)	0.73%	(d)
Net expenses after fees waived or expenses reimbursed(e)	0.79%	(d)(f)	0.73%	(d)
Net investment income	6.88%	(d)(f)	7.37%	(d)
Supplemental data
Net assets, end of period (in thousands)	$14,778		$12,526
Portfolio turnover	38%		96%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	41

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note	1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

42	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

(U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between

44	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

to increase or decrease its credit exposure to a specific debt security or a basket of debt securities and to manage a large inflow to invest in the high yield index.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for

46	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011

At November 30, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations

for the Six Months Ended November 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Swap contracts
Credit contracts	$56,891

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Swap contracts
Credit contracts	$—

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Contracts opened
Swap contracts	29,000,000

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

48	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	49

Notes to Financial Statements (continued)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement.

50	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.57% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $2,623.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	51

Notes to Financial Statements (continued)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer

Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

52	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.21
Class R3	0.05
Class R4	0.05
Class R5	0.05
Class W	0.21
Class Z	0.20

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At November 30, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $197,222. The liability remaining at November 30, 2011 for non-recurring charges associated with the lease amounted to $130,586 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, these minimum account balance fees reduced total expenses by $3,799.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	53

Notes to Financial Statements (continued)

fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,659,000 and $8,625,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $377,065 for Class A, $7,775 for Class B and $2,485 for Class C for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below, through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.03%
Class B	1.78
Class C	1.78
Class I	0.69
Class R	1.28
Class R3	1.24
Class R4	0.99
Class R5	0.74
Class W	1.03
Class Z	0.78

Prior to August 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or

54	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.07%
Class B	1.83
Class C	1.83
Class I	0.70
Class R	1.50
Class R3	1.25
Class R4	1.00
Class R5	0.75
Class W	1.15
Class Z	0.82

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $1,834,808,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,975,000
Unrealized depreciation	$(56,028,000)
Net unrealized depreciation	$(31,053,000)

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	55

Notes to Financial Statements (continued)

The following capital loss carryforward, determined as of May 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$19,078,058
2016	6,050,907
2017	163,240,346
2018	55,132,247
Total	$243,501,558

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $562,619,955 and $734,539,412, respectively, for the six months ended November 30, 2011.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any

56	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At November 30, 2011, securities valued at $340,450,997 were on loan, secured by cash collateral of $344,967,755 (which does not reflect calls for collateral to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	57

Notes to Financial Statements (continued)

Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note	9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note	10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

58	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on

March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	59

Notes to Financial Statements (continued)

also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

60	COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA HIGH YIELD BOND FUND — 2011 SEMIANNUAL REPORT	61

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6470 AD (1/12)

Semiannual Report

Columbia

U.S. Government Mortgage Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia U.S. Government Mortgage Fund seeks to provide shareholders with current Income as its primary objective and, as its secondary objective, preservation of capital.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	16

Statement of Operations	18

Statement of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	27

Proxy Voting	46

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia U.S. Government Mortgage Fund (the Fund) Class A shares rose 2.84% (excluding sales charge) for the six months ended November 30, 2011.

>	The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities Index, which gained 2.64%.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)

	6 months*	1 year	3 years	5 years	Since inception 2/14/02
Columbia U.S. Government Mortgage Fund Class A (excluding sales charge)	+2.84%	+8.03%	+10.45%	+6.42%	+5.40%
Barclays Capital U.S. Mortgage-Backed Securities Index (unmanaged)(1)	+2.64%	+4.91%	+6.17%	+6.33%	+5.58%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Barclays Capital U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2011
Without sales charge	6 months*	1 year	3 years	5 years	Since inception
Class A (inception 2/14/02)	+2.84%	+8.03%	+10.45%	+6.42%	+5.40%
Class B (inception 2/14/02)	+2.43%	+7.40%	+9.67%	+5.65%	+4.63%
Class C (inception 2/14/02)	+2.44%	+7.40%	+9.68%	+5.65%	+4.63%
Class I (inception 3/4/04)	+3.01%	+8.62%	+10.97%	+6.88%	+5.73%
Class R4 (inception 2/14/02)	+2.86%	+8.32%	+10.66%	+6.99%	+5.76%
Class Z (inception 9/27/10)	+2.98%	+8.54%	N/A	N/A	+8.25%

With sales charge
Class A (inception 2/14/02)	-2.01%	+2.98%	+8.70%	+5.39%	+4.87%
Class B (inception 2/14/02)	-2.57%	+2.40%	+8.83%	+5.32%	+4.63%
Class C (inception 2/14/02)	+1.44%	+6.40%	+9.68%	+5.65%	+4.63%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

* Not	annualized.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at November 30, 2011)
Asset-Backed Securities — Non-Agency	1.1%
Commercial Mortgage-Backed Securities — Agency	1.6
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Residential Mortgage-Backed Securities — Agency	83.4
Residential Mortgage-Backed Securities — Non-Agency	9.3
Options Purchased	0.1
Other(2)	4.1

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Includes Cash Equivalents.

QUALITY BREAKDOWN(1) (at November 30, 2011)
AAA rating	92.5%
AA rating	0.7
A rating	1.7
BBB rating	2.0
Non-investment grade	0.9
Non-rated	2.2

(1)	Percentages indicated are based upon total fixed income securities.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as non-rated.

4	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example (continued)

June 1, 2011 — November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.40	1,020.80	4.26	4.24	0.84
Class B	1,000.00	1,000.00	1,024.30	1,017.05	8.05	8.02	1.59
Class C	1,000.00	1,000.00	1,024.40	1,017.00	8.10	8.07	1.60
Class I	1,000.00	1,000.00	1,030.10	1,022.40	2.64	2.63	0.52
Class R4	1,000.00	1,000.00	1,028.60	1,021.05	4.01	3.99	0.79
Class Z	1,000.00	1,000.00	1,029.80	1,022.05	2.99	2.98	0.59

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Agency(a) 99.8%

Federal Home Loan Mortgage Corp.(b)(c)(d) CMO IO Series 3913 Class SW
09/15/40	6.352%	$14,157,603	$2,874,636
CMO IO Series 2008-36 Class YI
07/25/36	6.943%	11,678,541	1,816,555
CMO IO Series 2136 Class S
03/15/29	7.402%	2,282,805	383,210
CMO IO Series 2471 Class SI
03/15/32	7.702%	136,139	32,308
CMO IO Series 2936 Class AS
02/15/35	5.852%	5,580,057	713,268
CMO IO Series 2950 Class SM
03/15/35	6.452%	3,313,085	424,462
CMO IO Series 3122 Class IS
03/15/36	6.452%	17,378,251	2,680,456
CMO IO Series 3280 Class SI
02/15/37	6.192%	9,322,259	1,514,527
CMO IO Series 3453 Class W
12/15/32	7.155%	19,743,585	3,238,349
CMO IO Series 3588 Class WI
10/15/12	6.054%	7,833,216	291,448
CMO IO Series 3600 Class DI
01/15/13	1.718%	5,369,501	75,541
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,803,450	72,564
CMO IO Series 3708 Class SA
05/15/40	6.202%	9,422,466	1,165,894
CMO IO Series 3761 Class KS
06/15/40	5.752%	5,501,472	899,678
CMO IO Series 3922 Class SH
09/15/41	5.652%	36,599,906	5,989,794
Federal Home Loan Mortgage Corp.(c)
03/01/41-10/01/41	4.000%	21,787,441	22,730,646
05/01/40-03/01/41	4.500%	32,394,089	34,295,973
11/01/17- 09/01/41	5.000%	50,814,476	54,673,269
01/01/30- 08/01/38	5.500%	28,195,676	30,487,693
04/01/33- 03/01/38	6.000%	60,662,070	66,488,631
12/01/16- 08/01/34	6.500%	2,194,296	2,462,261

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Agency(a) (continued)

04/01/17- 08/01/29	7.000%	$221,603	$242,276
06/01/15	7.500%	203,183	219,422
10/01/17- 06/01/31	8.000%	283,328	330,495
01/01/20	10.500%	19,108	19,243
Federal Home Loan Mortgage Corp.(c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	370,212	19,417
CMO IO Series 3759 Class LI
11/15/34	4.000%	13,116,606	1,274,493
CMO IO Series 3786 Class PI
12/15/37	4.500%	12,255,152	1,949,211
CMO IO Series 3800 Class HI
01/15/40	4.500%	9,617,664	1,654,792
Federal Home Loan Mortgage Corp.(c)(d)(e)(j) CMO IO Series 3966
05/15/21	5.900%	25,000,000	4,851,500
Federal Home Loan Mortgage Corp.(c)(e)
01/01/27	3.000%	46,150,000	47,087,422
12/01/41	4.000%	10,000,000	10,401,562
Federal National Mortgage Association(b)(c)(d) CMO IO Series 2002-60 Class SA
02/25/31	7.993%	4,517,554	915,483
CMO IO Series 2003-32 Class VS
01/25/33	7.343%	6,188,457	765,542
CMO IO Series 2004-31 Class SM
05/25/34	6.793%	2,430,864	399,338
CMO IO Series 2004-46 Class SI
05/25/34	5.743%	11,580,174	1,611,958
CMO IO Series 2004-54 Class SW
06/25/33	5.743%	9,408,563	1,052,106
CMO IO Series 2005-57 Class NI
07/25/35	6.443%	5,716,387	953,481
CMO IO Series 2005-7 Class SC
02/25/35	6.443%	13,643,203	1,651,302
CMO IO Series 2005-99 Class AI
12/25/35	6.393%	35,002,440	5,934,986
CMO IO Series 2006-5 Class N2
02/25/35	2.014%	157,225,798	8,537,534
CMO IO Series 2006-60 Class UI
07/25/36	6.893%	6,850,985	1,112,568
CMO IO Series 2007-102 Class ST
11/25/37	6.183%	7,470,498	1,361,259

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Agency(a) (continued)

CMO IO Series 2007-5 Class SC
02/25/37	5.853%	$4,094,544	$637,508
CMO IO Series 2008-7 Class SA
02/25/38	7.293%	4,519,835	766,695
CMO IO Series 2009-115 Class SB
01/25/40	5.993%	18,164,704	2,402,551
CMO IO Series 2010-147 Class KS
01/25/41	5.693%	40,197,042	5,384,671
CMO IO Series 2010-3 Class DI
04/25/34	1.617%	37,064,768	2,568,110
Federal National Mortgage Association(c)
10/01/14	3.380%	2,430,283	2,553,102
11/01/40- 11/01/41	4.000%	111,807,993	116,905,701
06/01/25- 09/01/41	4.500%	252,259,664	268,907,229
11/01/17- 09/01/41	5.000%	114,968,661	124,211,160
03/01/23- 04/01/41	5.500%	102,457,682	112,364,991
03/01/17- 09/01/38	6.000%	24,247,972	26,856,791
08/01/16- 10/01/38	6.500%	31,731,052	35,455,158
10/01/12- 01/01/33	7.000%	5,245,950	6,043,709
01/01/17- 09/01/28	7.500%	454,245	524,994
03/01/13- 04/01/25	8.000%	321,573	368,199
11/01/37	8.500%	80,505	93,751
10/01/31	9.500%	95,726	113,277
Federal National Mortgage Association(c)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	444,215	70,980
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	944,296	159,807
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	209,582	16,349
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	38,883	1,262
CMO IO Series 2005-70 Class YJ
08/25/35	5.500%	326,607	2,748
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	10,263,113	1,606,687
Federal National Mortgage Association(c)(e)
01/01/27	3.000%	95,250,000	97,288,950
12/01/41	3.500%	24,000,000	24,476,251
12/01/26	3.500%	32,500,000	33,764,452

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Agency(a) (continued)

12/01/26	4.000%	$9,000,000	$9,451,406
12/01/41	5.000%	17,000,000	18,272,345
12/01/41	6.500%	6,000,000	6,633,750
Federal National Mortgage Association(c)(f)
08/01/40	4.500%	3,665,031	3,957,170
01/01/33	5.500%	229,678	250,708
01/01/33- 09/01/36	6.000%	6,304,939	7,014,566
05/01/32	6.500%	136,515	154,116
Government National Mortgage Association(b)(c)(d) CMO IO Series 2003-112 Class TS
10/20/32	6.695%	7,000,000	921,634
CMO IO Series 2002-66 Class SA
12/16/25	7.400%	7,101,286	1,416,339
CMO IO Series 2003-11 Class S
02/16/33	6.300%	3,096,257	470,989
CMO IO Series 2004-32 Class HS
05/16/34	6.350%	5,521,180	1,071,396
CMO IO Series 2009-106 Class CM
01/16/34	6.350%	3,152,494	456,785
Government National Mortgage Association(c)
09/15/33- 05/15/40	5.000%	18,000,684	19,897,687
12/15/32	6.000%	202,195	228,824
12/15/31- 02/15/32	6.500%	649,928	752,720
02/15/30- 03/15/30	7.000%	162,296	188,269
11/15/14	8.000%	3,307	3,565
Government National Mortgage Association(c)(d) CMO IO Series 2007-17 Class CI
04/16/37	7.500%	2,246,606	770,256
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	9,666,920	1,345,061
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	30,931,109	4,065,919
CMO IO Series 2010-165 Class IL
08/20/36	4.000%	11,625,688	1,578,798
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	8,058,497	1,139,962
Government National Mortgage Association(c)(e)
12/01/41	4.000%	8,000,000	8,531,250
Vendee Mortgage Trust(b)(c)(d) CMO IO Series 1998-1 Class 2IO
03/15/28	0.415%	3,714,448	35,942

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Agency(a) (continued)

CMO IO Series 1998-3 Class IO
03/15/29	0.265%	$4,600,730	$26,182
Total Residential Mortgage-Backed Securities - Agency
(Cost: $1,254,154,313)			$1,277,837,275

Residential Mortgage-Backed Securities - Non-Agency 11.1%
ASG Resecuritization Trust CMO Series 2010-3 Class 1A87(c)(g)
07/28/37	3.500%	$496,492	$496,337
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1(b)(c)(g)
07/26/37	4.000%	1,822,463	1,826,611
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(g)
08/27/37	6.000%	4,835,243	5,046,784
Banc of America Funding Corp.(b)(c)(g) CMO Series 2009-R7A Class 4A2
08/26/35	5.353%	5,410,975	3,210,048
Banc of America Funding Corp.(c) CMO Series 2005-1 Class 1A7
02/25/35	5.500%	1,181,241	1,181,553
Castle Peak Loan Trust CMO Series 2011-1 Class 22A2(b)(c)(g)
05/25/52	12.689%	3,782,000	3,758,552
Cendant Mortgage Corp. CMO Series 2003-9 Class 2A1(b)(c)
11/25/18	4.829%	2,239,050	2,284,017
Citigroup Mortgage Loan Trust, Inc.(b)(c)(g) CMO Series 2009-7 Class 4A2
09/25/35	2.722%	5,600,980	3,191,718
CMO Series 2009-10 Class 1A2
09/25/33	2.467%	1,191,958	587,158
CMO Series 2009-11 Class 1A2
02/25/37	3.000%	710,201	381,094
CMO Series 2009-3 Class 4A3
10/25/33	2.449%	1,445,000	1,073,346
CMO Series 2009-9 Class 1A3
04/25/34	4.925%	2,489,441	1,408,526
CMO Series 2010-7 Class 3A4
12/25/35	7.184%	3,000,000	3,097,470
Citigroup Mortgage Loan Trust, Inc.(c)(g) CMO Series 2009-12 Class 1A2
11/25/35	5.750%	1,642,355	1,476,280
CMO Series 2009-2 Class 4A2
03/25/36	5.500%	5,276,022	4,722,040

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2009-4 Class 10A2
02/25/36	5.500%	$2,019,061	$1,829,029
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	3,107,207	3,136,779
Countrywide Home Loan Mortgage Pass-Through Trust(c) CMO Series 2002-31 Class A1
01/25/33	5.750%	2,717,358	2,830,759
CMO Series 2005-24 Class A35
11/25/35	5.500%	3,155,176	3,141,470
Countrywide Home Loan Mortgage Pass-Through Trust(c)(g) CMO Series 2005-R2 Class 2A1
06/25/35	7.000%	253,945	254,148
Credit Suisse Mortgage Capital Certificates(b)(c)(g) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	85,905	86,637
CMO Series 2009-2R Class 1A16
09/26/34	2.703%	20,000,000	12,077,958
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	993,759	998,466
Credit Suisse Mortgage Capital Certificates(c)(g) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	923,901	959,347
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	646,433	649,632
DKR Mortgage Asset Trust CMO Series 2011-NPL1 Class A(b)(c)(g)
08/25/40	5.750%	9,397,375	9,327,540
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(c)
04/25/33	5.500%	1,447,765	1,474,143
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(c)
06/25/35	5.500%	173,513	174,023
Indymac Index Mortgage Loan Trust CMO IO Series 2006-AR25 Class 3A3(c)(d)
09/25/36	0.360%	6,695,333	44,290
JPMorgan Reremic(b)(c)(g) CMO Series 2009-13 Class 2A2
09/26/35	2.722%	2,843,299	1,775,303
CMO Series 2009-3 Class 1A2
02/26/35	2.734%	1,449,242	772,276
Jefferies & Co., Inc.(b)(c)(g) CMO Series 2009-R6 Class 4A2
04/26/35	4.880%	5,125,699	4,226,316
Jefferies & Co., Inc.(c)(g) CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,638,985	3,723,269

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities - Non-Agency (continued)

Mastr Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 2A1(b)(c)
04/21/34	2.669%	$9,336,888	$8,917,615
Morgan Stanley Reremic Trust CMO Series 2010-R1 Class 2B(b)(c)(g)
07/26/35	4.360%	23,750,000	17,586,946
PennyMac Loan Trust CMO Series 2011-NPL1 Class A(b)(c)
09/25/51	5.250%	11,500,000	11,465,500
Prime Mortgage Trust(b)(c) CMO Series 2004-CL1 Class 3A1
02/25/34	6.928%	4,729,429	5,114,495
Prime Mortgage Trust(c)(g) CMO Series 2005-1 Class 2A1
09/25/34	5.000%	413,239	415,735
RBSSP Resecuritization Trust(b)(c)(g) CMO Series 2009-12 Class 9A1
03/25/36	5.785%	5,013,085	4,546,813
RBSSP Resecuritization Trust(c)(g) CMO Series 2009-1 Class 4A1
10/26/35	5.500%	1,887,144	1,903,364
Tryon Mortgage Funding, Inc. CMO Series 1997-1 Class B2(c)
02/20/27	7.500%	16,305	14,022
Vericrest Opportunity Loan Transferee CMO Seies 2011-NL2A Class A1(b)(c)(g)
06/25/51	5.682%	2,311,458	2,309,193
Wells Fargo Mortgage Backed Securities Trust CMO Series 2005-18 Class 2A6(c)
01/25/36	5.500%	4,781,325	4,754,937
Wells Fargo Mortgage-Backed Securities Trust(b)(c) CMO Series 2004-G Class A1
06/25/34	4.725%	540,881	540,673
CMO Series 2004-Q Class 1A2
09/25/34	2.617%	2,798,894	2,775,700
CMO Series 2005-AR16 Class 4A6
10/25/35	2.723%	257,061	252,882
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2005-14 Class 2A1
12/25/35	5.500%	313,171	310,432
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	202,632	200,088
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $125,616,640)			$142,331,314

Issuer	Coupon Rate	Principal Amount	Value
Commercial Mortgage-Backed Securities - Agency 2.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2(b)(c)
04/25/16	5.651%	$1,154,818	$1,257,052
Federal National Mortgage Association(c)
07/01/16	6.565%	4,224,637	4,530,006
10/01/19	4.430%	4,872,975	5,371,448
10/01/19	4.420%	4,297,900	4,735,037
01/01/20	4.570%	1,098,369	1,220,286
01/01/20	4.600%	1,805,825	2,009,549
05/01/24	5.030%	3,523,519	3,953,349
CMO Series 2010-M4 Class A1
06/25/20	2.520%	2,250,379	2,334,488
Total Commercial Mortgage-Backed Securities - Agency
(Cost: $23,257,390)			$25,411,215

Commercial Mortgage-Backed Securities - Non-Agency 0.4%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-C5 Class A2(c)
08/15/46	3.149%	$1,260,000	$1,291,429
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(c)(g)
02/16/46	4.717%	1,250,000	1,341,512
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(c)(d)
12/15/30	0.723%	1,931,952	26,344
Morgan Stanley Capital I Series 2003-IQ6 Class A4(c)
12/15/41	4.970%	2,660,000	2,812,759
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $5,174,845)			$5,472,044

Asset-Backed Securities - Non-Agency 1.3%

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(b)
11/25/36	0.307%	$121,454	$117,417
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.357%	394,666	387,401
Citigroup Mortgage Loan Trust, Inc.(b) Series 2006-WFH4 Class A2
11/25/36	0.357%	135,559	134,598

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities - Non-Agency (continued)

Citigroup Mortgage Loan Trust, Inc.(b)(g) CMO Series 2009-6 Class 13A1
01/25/37	0.337%	$2,252,834	$2,241,735
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C(b)(g)
05/25/35	0.647%	83,480	80,799
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(g)
04/26/37	0.375%	1,084,309	1,062,698
HSBC Home Equity Loan Trust Series 2007-2 Class M1(b)
07/20/36	0.565%	3,805,000	2,326,259
Home Equity Asset Trust Series 2005-5 Class 1A2(b)
11/25/35	0.537%	2,048,307	2,013,800
Mastr Asset-Backed Securities Trust Series 2005-FRE1 Class A4(b)
10/25/35	0.507%	228,804	208,303
Morgan Stanley ABS Capital I(b) Series 2005-HE3 Class M1
07/25/35	0.747%	1,253,877	1,236,656
Series 2006-WMC1 Class A2B
12/25/35	0.457%	584,894	563,355
RAAC Series 2005-SP2 Class 1M1(b)
05/25/44	0.777%	3,836,000	2,888,976
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3(b)
08/25/35	4.499%	756,906	734,666
Residential Asset Mortgage Products, Inc. Series 2005-RZ3 Class A2(b)
09/25/35	0.527%	1,330,358	1,269,024
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(g)
11/20/25	3.840%	1,141,917	1,167,538

Issuer	Coupon Rate	Principal Amount	Value
Asset-Backed Securities - Non-Agency (continued)

Structured Asset Investment Loan Trust Series 2005-9 Class A5(b)
11/25/35	0.487%	$110,060	$108,524
Total Asset-Backed Securities - Non-Agency
(Cost: $16,949,026)			$16,541,749

Issuer	Notional amount	Exercise Price	Expiration Date	Value
Options Purchased Puts 0.1%
Federal National Mortgage Association
90,170,000	$106		Dec. 2011	$28,178
S&P 500 Index
92,000,000	2		Dec. 2014	1,167,870
Total Options Purchased Puts
(Cost: $1,570,956)				$1,196,048

	Shares	Value
Money Market Funds 4.9%
Columbia Short-Term Cash Fund, 0.155% (h)(i)	63,215,859	$63,215,859
Total Money Market Funds
(Cost: $63,215,859)		$63,215,859
Total Investments
(Cost: $1,489,939,029)		$1,532,005,504
Other Assets & Liabilities, Net		(250,690,225)
Net Assets		$1,281,315,279

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Long Bond, 30-year	52	$7,351,500	March 2012	$—	$(95,542)
U.S. Treasury Note, 2-year	(167)	(36,823,500)	April 2012	—	(250)
U.S. Treasury Note, 5-year	(999)	(122,517,990)	April 2012	49,405	—
U.S. Treasury Note, 10-year	(867)	(112,141,031)	March 2012	709,908	—
Total				$759,313	$(95,792)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at November 30, 2011:

Security Description	Principal Amount	Settlement Date	Proceeds Receivable	Value
Federal National Mortgage Association
12-01-41 4.500%	$54,300,000	12/12/2011	$57,354,375	$57,413,768
12-01-41 5.500	5,650,000	12/12/2011	6,123,408	6,133,781
12-01-26 4.500	15,000,000	12/15/2011	15,932,813	15,949,218
Federal Home Loan Mortgage Corp.
12-01-41 6.000	9,500,000	12/12/2011	10,355,371	10,372,813

(b)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)

At November 30, 2011, investments in securities included securities valued at $3,807,227 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $102,748,997 or 8.02% of net assets.

(h)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(i)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$63,225,709	$540,572,102	$(540,581,952)	$—	$63,215,859	$52,369	$63,215,859

(j)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $4,851,500, which represents 0.38% of net assets.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Residential Mortgage-Backed Securities — Agency	$—	$1,272,985,775	$4,851,500	$1,277,837,275
Residential Mortgage-Backed Securities — Non-Agency	—	110,696,596	31,634,718	142,331,314
Commercial Mortgage-Backed Securities — Agency	—	25,411,215	—	25,411,215
Commercial Mortgage-Backed Securities — Non-Agency	—	5,472,044	—	5,472,044
Asset-Backed Securities — Non-Agency	—	16,541,749	—	16,541,749
Total Bonds	—	1,431,107,379	36,486,218	1,467,593,597
Other
Option Purchased Puts	—	1,167,870	28,178	1,196,048
Money Market Funds	63,215,859	—	—	63,215,859
Total Other	63,215,859	1,167,870	28,178	64,411,907
Investments in Securities	63,215,859	1,432,275,249	36,514,396	1,532,005,504
Derivatives(c)
Assets
Futures Contracts	759,313	—	—	759,313
Liabilities
Futures Contracts	(95,792)	—	—	(95,792)
Total	$63,879,380	$1,432,275,249	$36,514,396	$1,532,669,025

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities and Options classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities — Agency	Residential Mortgage- Backed Securities — Non-Agency	Other Financial Instruments	Total
Balance as of May 31, 2011	$3,186,161	$6,350,585	$—	$9,536,746
Accrued discounts/premiums	—	30,070	—	30,070
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	(3,969)	255,030	(338,137)	(87,076)
Sales	—	—	—	—
Purchases	4,855,469	24,999,033	366,315	30,220,817
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,186,161)	—	—	(3,186,161)
Balance as of November 30, 2011	$4,851,500	$31,634,718	$28,178	$36,514,396

*	Change in unrealized appreciation (depreciation) relating to securitites held at November 30, 2011 was $(87,076), which is comprised of Residential Mortgage-Backed Agency Securities of $(3,969), Residential Mortgage-Backed Non-Agency Securities of $255,030 and Other Financial Instruments of $(338,137).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,426,723,170)	$1,468,789,645
Affiliated issuers (identified cost $63,215,859)	63,215,859
Total investments (identified cost $1,489,939,029)	1,532,005,504
Receivable for:
Investments sold	302,356,474
Capital shares sold	16,037,882
Dividends	10,476
Interest	5,974,570
Variation margin on futures contracts	365,145
Prepaid expense	14,904
Trustees’ deferred compensation plan	101,059
Total assets	1,856,866,014
Liabilities
Forward sales commitments, at value (proceeds receivable $89,765,966)	89,869,580
Disbursements in excess of cash	2,370,580
Payable for:
Investments purchased	213,335,580
Investments purchased on a delayed delivery basis	260,934,096
Capital shares purchased	812,453
Dividend distributions to shareholders	7,918,793
Investment management fees	14,869
Distribution fees	4,611
Transfer agent fees	59,103
Administration fees	2,290
Plan administration fees	14
Chief compliance officer expenses	115
Other expenses	127,592
Trustees’ deferred compensation plan	101,059
Total liabilities	575,550,735
Net assets applicable to outstanding capital stock	$1,281,315,279

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$1,254,134,287
Excess of distributions over net investment income	(684,659)
Accumulated net realized loss	(14,760,731)
Unrealized appreciation (depreciation) on:
Investments	41,962,861
Futures contracts	663,521
Total — representing net assets applicable to outstanding capital stock	$1,281,315,279
Net assets applicable to outstanding shares
Class A	$561,045,537
Class B	$9,514,690
Class C	$19,413,137
Class I	$595,455,297
Class R4	$65,156
Class Z	$95,821,462
Shares outstanding
Class A	101,784,187
Class B	1,725,053
Class C	3,516,688
Class I	108,099,466
Class R4	11,835
Class Z	17,397,466
Net asset value per share
Class A(a)	$5.51
Class B	$5.52
Class C	$5.52
Class I	$5.51
Class R4	$5.51
Class Z	$5.51

(a)	The maximum offering price per share for Class A is $5.78. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	17

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Interest	$19,464,292
Dividends from affiliates	52,369
Total income	19,516,661
Expenses:
Investment management fees	2,152,141
Distribution fees
Class A	672,130
Class B	58,058
Class C	81,714
Transfer agent fees
Class A	381,471
Class B	9,077
Class C	11,795
Class R4	17
Class Z	38,133
Administration fees	336,582
Plan administration fees
Class R4	80
Compensation of board members	1,516
Custodian fees	21,044
Printing and postage fees	52,741
Registration fees	44,398
Professional fees	16,284
Other	13,984
Total expenses	3,891,165
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(251,768)
Expense reductions	(11,591)
Total net expenses	3,627,806
Net investment income	15,888,855
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,522,765
Futures contracts	(1,259,954)
Options contracts written	(1,813,457)
Net realized gain	6,449,354
Net change in unrealized appreciation (depreciation) on:
Investments	4,249,918
Futures contracts	511,613
Net change in unrealized appreciation	4,761,531
Net realized and unrealized gain	11,210,885
Net increase in net assets resulting from operations	$27,099,740

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended November 30, 2011	Year ended May 31, 2011
	(Unaudited)
Operations
Net investment income	$15,888,855	$11,127,430
Net realized gain	6,449,354	6,067,043
Net change in unrealized appreciation	4,761,531	23,613,373
Net increase in net assets resulting from operations	27,099,740	40,807,846
Distributions to shareholders from:
Net investment income
Class A	(8,220,735)	(5,321,585)
Class B	(131,808)	(402,849)
Class C	(187,369)	(220,024)
Class I	(6,501,866)	(6,477,051)
Class R4	(999)	(3,886)
Class Z	(961,913)	(261,967)
Net realized gains
Class A	(1,964,434)	—
Class B	(33,269)	—
Class C	(67,446)	—
Class I	(2,083,667)	—
Class R4	(228)	—
Class Z	(331,605)	—
Total distributions to shareholders	(20,485,339)	(12,687,362)
Increase (decrease) in net assets from share transactions	451,380,615	559,412,339
Total increase in net assets	457,995,016	587,532,823
Net assets at beginning of period	823,320,263	235,787,440
Net assets at end of period	$1,281,315,279	$823,320,263
Excess of distributions over net investment income	$(684,659)	$(568,824)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	19

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	13,203,327	72,912,792	5,449,464	28,585,257
Fund merger	—	—	81,559,951	434,872,621
Distributions reinvested	1,403,116	7,733,991	794,279	4,231,871
Redemptions	(7,895,556)	(43,527,154)	(8,319,319)	(44,244,786)
Net increase	6,710,887	37,119,629	79,484,375	423,444,963
Class B shares
Subscriptions	125,781	693,906	228,440	1,200,683
Fund merger	—	—	1,368,937	7,295,597
Distributions reinvested	21,151	116,585	69,737	367,770
Redemptions(a)	(1,353,104)	(7,435,625)	(2,151,896)	(11,355,816)
Net decrease	(1,206,172)	(6,625,134)	(484,782)	(2,491,766)
Class C shares
Subscriptions	1,332,949	7,360,259	394,779	2,086,477
Fund merger	—	—	1,631,888	8,713,506
Distributions reinvested	31,631	174,661	34,531	182,868
Redemptions	(527,219)	(2,917,328)	(393,185)	(2,093,977)
Net increase	837,361	4,617,592	1,668,013	8,888,874
Class I shares
Subscriptions	76,367,308	421,111,271	15,660,087	83,637,095
Distributions reinvested	1,557,417	8,585,313	1,249,287	6,605,672
Redemptions	(10,333,600)	(56,985,727)	(2,124,616)	(11,273,043)
Net increase	67,591,125	372,710,857	14,784,758	78,969,724
Class R4 shares
Subscriptions	526	2,900	3,256	17,057
Distributions reinvested	184	1,011	650	3,427
Redemptions	(1,991)	(10,868)	(7,326)	(39,171)
Net decrease	(1,281)	(6,957)	(3,420)	(18,687)
Class Z shares
Subscriptions	9,773,611	53,947,683	474,866	2,545,179
Fund merger	—	—	9,743,301	51,924,502
Distributions reinvested	44,479	244,998	13,287	72,099
Redemptions	(1,929,270)	(10,628,053)	(722,808)	(3,922,549)
Net increase	7,888,820	43,564,628	9,508,646	50,619,231
Total net increase	81,820,740	451,380,615	104,957,590	559,412,339
(a)	Includes conversions of Class B to Class A shares. The line items from the prior year have been combined to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended November 30, 2011		Year ended May 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$5.46		$5.16	$4.77	$4.99	$5.00	$4.92
Income from investment operations:
Net investment income	0.08		0.17	0.25	0.21	0.23	0.22
Net realized and unrealized gain (loss)	0.07		0.34	0.37	(0.18)	(0.02)	0.09
Total from investment operations	0.15		0.51	0.62	0.03	0.21	0.31
Less distributions to shareholders from:
Net investment income	(0.08)		(0.21)	(0.23)	(0.21)	(0.22)	(0.23)
Net realized gains	(0.02)		—	—	(0.04)	—	—
Total distributions to shareholders	(0.10)		(0.21)	(0.23)	(0.25)	(0.22)	(0.23)
Net asset value, end of period	$5.51		$5.46	$5.16	$4.77	$4.99	$5.00
Total return	2.84%		10.10%	13.32%	0.79%	4.31%	6.30%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.92%	(e)	0.98%	1.09%	1.08%	1.09%	1.17%
Net expenses after fees waived or expenses reimbursed(b)	0.84%	(c)(e)	0.87%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.05%	(c)(e)	3.16%	4.98%	4.51%	4.56%	4.45%
Supplemental data
Net assets, end of period (in thousands)	$561,046		$519,454	$80,371	$78,940	$95,365	$110,627
Portfolio turnover	257%	(d)	465% (d)	519% (d)	431% (d)	354%	306%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.

(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended November 30, 2011		Year ended May 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$5.47		$5.16	$4.77	$4.99	$5.00	$4.93
Income from investment operations:
Net investment income	0.06		0.13	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss)	0.07		0.35	0.37	(0.18)	(0.01)	0.07
Total from investment operations	0.13		0.48	0.58	—	0.18	0.26
Less distributions to shareholders from:
Net investment income	(0.06)		(0.17)	(0.19)	(0.18)	(0.19)	(0.19)
Net realized gains	(0.02)		—	—	(0.04)	—	—
Total distributions to shareholders	(0.08)		(0.17)	(0.19)	(0.22)	(0.19)	(0.19)
Net asset value, end of period	$5.52		$5.47	$5.16	$4.77	$4.99	$5.00
Total return	2.43%		9.45%	12.46%	0.03%	3.53%	5.30%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.68%	(e)	1.81%	1.85%	1.84%	1.86%	1.94%
Net expenses after fees waived or expenses reimbursed(b)	1.59%	(c)(e)	1.65%	1.65%	1.65%	1.65%	1.64%
Net investment income	2.26%	(c)(e)	2.43%	4.18%	3.75%	3.79%	3.70%
Supplemental data
Net assets, end of period (in thousands)	$9,515		$16,024	$17,619	$24,177	$33,666	$44,391
Portfolio turnover	257%	(d)	465% (d)	519% (d)	431% (d)	354%	306%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.

(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

	Six months ended November 30, 2011		Year ended May 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$5.47		$5.16	$4.77	$4.99	$5.00	$4.93
Income from investment operations:
Net investment income	0.06		0.14	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss)	0.07		0.34	0.37	(0.18)	(0.01)	0.07
Total from investment operations	0.13		0.48	0.58	—	0.18	0.26
Less distributions to shareholders from:
Net investment income	(0.06)		(0.17)	(0.19)	(0.18)	(0.19)	(0.19)
Net realized gains	(0.02)		—	—	(0.04)	—	—
Total distributions to shareholders	(0.08)		(0.17)	(0.19)	(0.22)	(0.19)	(0.19)
Net asset value, end of period	$5.52		$5.47	$5.16	$4.77	$4.99	$5.00
Total return	2.44%		9.46%	12.47%	0.03%	3.53%	5.30%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.67%	(e)	1.79%	1.85%	1.83%	1.85%	1.94%
Net expenses after fees waived or expenses reimbursed(b)	1.60%	(c)(e)	1.64%	1.65%	1.65%	1.65%	1.64%
Net investment income	2.29%	(c)(e)	2.55%	4.27%	3.76%	3.80%	3.70%
Supplemental data
Net assets, end of period (in thousands)	$19,413		$14,661	$5,217	$4,090	$4,186	$4,879
Portfolio turnover	257%	(d)	465% (d)	519% (d)	431% (d)	354%	306%
Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.

(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended November 30, 2011		Year ended May 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$5.46		$5.15	$4.77	$4.99	$5.00	$4.92
Income from investment operations:
Net investment income	0.09		0.20	0.26	0.23	0.25	0.24
Net realized and unrealized gain (loss)	0.07		0.35	0.37	(0.18)	(0.02)	0.08
Total from investment operations	0.16		0.55	0.63	0.05	0.23	0.32
Less distributions to shareholders from:
Net investment income	(0.09)		(0.24)	(0.25)	(0.23)	(0.24)	(0.24)
Net realized gains	(0.02)		—	—	(0.04)	—	—
Total distributions to shareholders	(0.11)		(0.24)	(0.25)	(0.27)	(0.24)	(0.24)
Net asset value, end of period	$5.51		$5.46	$5.15	$4.77	$4.99	$5.00
Total return	3.01%		10.76%	13.58%	1.21%	4.74%	6.68%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.53%	(d)	0.62%	0.62%	0.61%	0.63%	0.63%
Net expenses after fees waived or expenses reimbursed(b)	0.52%	(d)	0.48%	0.47%	0.48%	0.48%	0.54%
Net investment income	3.41%	(d)	3.76%	5.33%	4.93%	4.97%	4.90%
Supplemental data
Net assets, end of period (in thousands)	$595,455		$221,198	$132,495	$221,584	$221,548	$207,377
Portfolio turnover	257%	(c)	465% (c)	519% (c)	431% (c)	354%	306%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.

(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

	Six months ended November 30, 2011		Year ended May 31,
			2011	2010	2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$5.46		$5.15	$4.77	$4.99	$5.00	$4.92
Income from investment operations:
Net investment income	0.09		0.19	0.25	0.23	0.23	0.23
Net realized and unrealized gain (loss)	0.07		0.34	0.37	(0.10)	(0.01)	0.08
Total from investment operations	0.16		0.53	0.62	0.13	0.22	0.31
Less distributions to shareholders from:
Net investment income	(0.09)		(0.22)	(0.24)	(0.31)	(0.23)	(0.23)
Net realized gains	(0.02)		—	—	(0.04)	—	—
Total distributions to shareholders	(0.11)		(0.22)	(0.24)	(0.35)	(0.23)	(0.23)
Net asset value, end of period	$5.51		$5.46	$5.15	$4.77	$4.99	$5.00
Total return	2.86%		10.44%	13.25%	2.82%	4.46%	6.51%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.83%	(d)	0.93%	0.93%	0.89%	0.93%	0.99%
Net expenses after fees waived or expenses reimbursed(b)	0.79%	(d)	0.78%	0.77%	0.70%	0.75%	0.71%
Net investment income	3.10%	(d)	3.50%	5.09%	4.38%	4.69%	4.63%
Supplemental data
Net assets, end of period (in thousands)	$65		$72	$85	$64	$42,429	$39,842
Portfolio turnover	257%	(c)	465% (c)	519% (c)	431% (c)	354%	306%

Notes to Financial Highlights

(a)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(c)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.

(d)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended November 30, 2011		Year ended May 31, 2011(a)

	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$5.46		$5.27
Income from investment operations:
Net investment income	0.09		0.11
Net realized and unrealized gain	0.07		0.23
Total from investment operations	0.16		0.34
Less distributions to shareholders from:
Net investment income	(0.09)		(0.15)
Net realized gains	(0.02)		—
Total distributions to shareholders	(0.11)		(0.15)
Net asset value, end of period	$5.51		$5.46
Total return	2.98%		6.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.66%	(c)	0.62%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.59%	(c) (e)	0.58%	(c)
Net investment income	3.31%	(c)(e)	3.12%	(c)
Supplemental data
Net assets, end of period (in thousands)	$95,821		$51,912
Portfolio turnover	257%	(f)	465%	(f)

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (when shares became available) to May 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)

Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 133% for the six months ended November 30, 2011 and 253% for the year ended May 31, 2011, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note	1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Government Income Series, Inc., a Minnesota Corporation, was reorganized into a newly formed series of the Trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset- and mortgaged-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset—and mortgaged-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities

28	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to manage interest rate and volatility exposure. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss

30	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

when the option contract expires or is exercised. When option contracts on debt securities or futures are exercised, the Fund will realize a gain or loss. When other option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2011 are as follows:

	Puts		Calls
	Contracts	Premiums	Contracts	Premiums
Balance May 31, 2011	—	—	$—	$—
Opened	1,272	433,330	2,530	605,655
Expired	(922)	(242,744)	(646)	(291,204)
Closed	(350)	(190,586)	(1,884)	(314,451)
Balance November 30, 2011	—	—	$—	$—

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Fair Values of Derivative Instruments at November 30, 2011

Risk Exposure Category	Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	$663,521	*
Total		$663,521

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations

for the Six Months Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Options Contracts Written and Purchased	Total
Interest rate contracts	$(1,259,954)	$(1,813,457)	$(3,073,411)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts	Options Contracts Written and Purchased	Total
Interest rate contracts	$511,613	$—	$511,613

Volume of Derivative Instruments for the Year Six Months Ended

November 30, 2011

	Contracts Opened
Futures contracts	8,221
Options contracts	182,177,475	*

*	Includes 182,170,000 of index options with a contract size of $0.01.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery

32	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

34	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.43% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.07% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $1,628.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

36	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to the share class.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.16
Class C	0.14
Class R4	0.05
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, these minimum account balance fees reduced total expenses by $11,591.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $732,000 and $75,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $164,343 for Class A, $3,619 for Class B and $817 for Class C for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61
Class I	0.56
Class R4	0.86
Class Z	0.61

38	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Prior to August 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.89%
Class B	1.65
Class C	1.64
Class I	0.48
Class R4	0.78
Class Z	0.64

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $1,489,940,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$49,661,000
Unrealized depreciation	(7,595,000)
Net unrealized appreciation	$42,066,000

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

The following capital loss carryforward, determined as of May 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$4,471,473
2018	6,507,380
Total	$10,978,853

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

The Fund acquired $5,231,050 of capital loss carryforward in connection with the Columbia Federal Sercurities Fund merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of the acquired capital loss carryforward may be limited by the Internal Revenue Code.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $3,304,438,463 and $2,844,159,655, respectively, for the six months ended November 30, 2011, of which $2,970,979,674 and $2,591,317,195, respectively, were U.S. Government securities.

40	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Note	6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	7. Shareholder Concentration

At November 30, 2011, one unaffiliated shareholder account owned 10.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 45.2% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note	9. Fund Merger

At the close of business on April 8, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia Federal Securities Fund, a series of Columbia Funds Series Trust I. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $283,679,532 and the combined net assets immediately after the acquisition were $786,485,758.

The merger was accomplished by a tax-free exchange of 94,304,077 shares of Columbia Federal Securities Fund valued at $502,806,226 (including unrealized appreciation of $1,352,632).

In exchange for Columbia Federal Securities Fund shares, the Fund issued the following number of shares:

Shares
Class A	81,559,951
Class B	1,368,937
Class C	1,631,888
Class Z	9,743,301

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia Federal Securities Fund’s cost of investments was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

42	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Federal Securities Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

Assuming the merger had been completed on June 1, 2010, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation, and net increase in net assets from operations for the year ended May 31, 2011 would have been approximately $21.3 million, $15.9 million, $14.3 million, and $51.5 million, respectively.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note	11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

44	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT	45

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

46	COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 SEMIANNUAL REPORT

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6256 L (1/12)

Semiannual Report

Columbia

Multi-Advisor Small Cap Value Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Multi-Advisor Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	20

Statement of Operations	22

Statement of Changes in Net Assets	23

Financial Highlights	25

Notes to Financial Statements	34

Proxy Voting	49

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares declined 15.21% (excluding sales charge) for the six months ended November 30, 2011.

>	The Fund underperformed its benchmark, the Russell 2000® Value Index, which decreased 12.54% during the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Multi-Advisor Small Cap Value Fund Class A (excluding sales charge)	-15.21%	-1.32%	+21.24%	+0.90%	+6.92%
Russell 2000® Value Index(1) (unmanaged)	-12.54%	+0.77%	+14.03%	-2.01%	+6.87%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 2000® Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Since inception**
Class A (inception 6/18/01)	-15.21%	-1.32%	+21.24%	+0.90%	+6.92%	N/A
Class B (inception 6/18/01)	-15.67%	-2.04%	+20.32%	+0.12%	+6.24%	N/A
Class C (inception 6/18/01)	-15.64%	-2.04%	+20.26%	+0.12%	+6.23%	N/A
Class I (inception 3/4/04)	-15.04%	-0.72%	+21.84%	+1.36%	N/A	+5.21%
Class R (inception 12/11/06)	-15.28%	-1.51%	+20.88%	N/A	N/A	+0.43%
Class R3 (inception 12/11/06)	-15.34%	-1.30%	+21.16%	N/A	N/A	+0.75%
Class R4 (inception 6/18/01)	-15.17%	-0.92%	+21.42%	+1.15%	+7.12%	N/A
Class R5 (inception 12/11/06)	-15.07%	-0.73%	+21.72%	N/A	N/A	+1.16%
Class Z (inception 9/27/10)	-15.09%	-1.09%	N/A	N/A	N/A	+6.15%

With sales charge
Class A (inception 6/18/01)	-20.12%	-6.93%	+18.87%	-0.29%	+6.29%	N/A
Class B (inception 6/18/01)	-19.89%	-6.94%	+19.62%	-0.15%	+6.24%	N/A
Class C (inception 6/18/01)	-16.49%	-3.02%	+20.26%	+0.12%	+6.23%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at November 30, 2011)
Consumer Discretionary	14.4%
Consumer Staples	2.0
Energy	4.8
Financials	22.1
Health Care	4.4
Industrials	21.0
Information Technology	17.5
Materials	4.2
Telecommunication Services	0.4
Utilities	3.1
Other(2)	6.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s portfolio composition is subject to change.
(2)	Includes Cash Equivalents.

TOP TEN HOLDINGS(1) (at November 30, 2011)
MI Developments, Inc.	3.2%
Platinum Underwriters Holdings Ltd.	1.6
JetBlue Airways Corp.	1.5
Celestica, Inc.	1.5
Dillard’s, Inc., Class A	1.5
Montpelier Re Holdings Ltd.	1.5
Forward Air Corp.	1.3
Korn/Ferry International	1.3
RSC Holdings, Inc.	1.2
Prosperity Bancshares, Inc.	1.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2012 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

6	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

June 1, 2011 – November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	847.90	1,017.45	6.98	7.62	1.51%
Class B	1,000.00	1,000.00	843.30	1,013.65	10.46	11.43	2.27%
Class C	1,000.00	1,000.00	843.60	1,013.65	10.46	11.43	2.27%
Class I	1,000.00	1,000.00	849.60	1,019.55	5.04	5.50	1.09%
Class R	1,000.00	1,000.00	847.20	1,016.05	8.27	9.02	1.79%
Class R3	1,000.00	1,000.00	846.60	1,017.05	7.34	8.02	1.59%
Class R4	1,000.00	1,000.00	848.30	1,018.30	6.19	6.76	1.34%
Class R5	1,000.00	1,000.00	849.30	1,019.70	4.90	5.35	1.06%
Class Z	1,000.00	1,000.00	849.10	1,018.75	5.78	6.31	1.25%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 93.8%

CONSUMER DISCRETIONARY 14.4%
Auto Components 2.3%
American Axle & Manufacturing Holdings, Inc.(a)	286,500	$2,512,605
Dana Holding Corp.(a)(b)	217,619	2,711,533
Gentex Corp.(b)	86,600	2,552,968
Modine Manufacturing Co.(a)(b)	34,750	336,380

Total		8,113,486
Automobiles 0.3%
Thor Industries, Inc.(b)	41,650	1,007,930
Distributors 0.1%
Audiovox Corp., Class A(a)(b)	62,200	450,328
Diversified Consumer Services 0.4%
Sotheby’s	43,000	1,350,630
Hotels, Restaurants & Leisure 1.5%
Caribou Coffee Co., Inc.(a)	31,650	427,592
Domino’s Pizza, Inc.(a)	11,580	381,445
Jack in the Box, Inc.(a)	21,290	436,445
PF Chang’s China Bistro, Inc.(b)	56,000	1,698,480
Pinnacle Entertainment, Inc.(a)(b)	34,000	359,380
Six Flags Entertainment Corp.	40,000	1,520,000
Vail Resorts, Inc.(b)	8,860	394,270

Total		5,217,612
Household Durables 1.0%
Ethan Allen Interiors, Inc.	58,500	1,187,550
MDC Holdings, Inc.(b)	16,460	293,811
Whirlpool Corp.(b)	38,900	1,908,434

Total		3,389,795
Leisure Equipment & Products 0.6%
Brunswick Corp.(b)	117,800	2,193,436
Media 1.3%
Cinemark Holdings, Inc.	20,850	408,452
DreamWorks Animation SKG, Inc., Class A(a)(b)	48,500	900,645
John Wiley & Sons, Inc., Class A(b)	27,600	1,327,560

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER DISCRETIONARY (cont.)
Media (cont.)

Scholastic Corp.(b)	10,960	$296,687
Valassis Communications, Inc.(a)(b)	73,100	1,404,251

Total		4,337,595
Multiline Retail 1.6%
99 Cents Only Stores(a)	4,510	98,543
Dillard’s, Inc., Class A(b)	105,879	4,976,313
Fred’s, Inc., Class A(b)	41,730	561,686

Total		5,636,542
Specialty Retail 4.2%
Aaron’s, Inc.	54,600	1,434,888
Aeropostale, Inc.(a)(b)	116,000	1,799,160
Cabela’s, Inc.(a)(b)	112,500	2,651,625
Childrens Place Retail Stores, Inc.(The)(a)(b)	10,190	548,935
Group 1 Automotive, Inc.(b)	22,500	1,104,975
JOS A Bank Clothiers, Inc.(a)(b)	29,100	1,434,048
Lumber Liquidators Holdings, Inc.(a)	20,310	344,051
Men’s Wearhouse, Inc.(The)	109,220	3,039,593
Office Depot, Inc.(a)(b)	113,900	256,275
OfficeMax, Inc.(a)(b)	346,500	1,611,225
Rent-A-Center, Inc.(b)	10,030	360,579

Total		14,585,354
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.(a)(b)	36,500	1,451,605
Iconix Brand Group, Inc.(a)	17,540	302,740
Jones Group, Inc. (The)(b)	173,000	1,877,050

Total		3,631,395
TOTAL CONSUMER DISCRETIONARY		49,914,103

CONSUMER STAPLES 2.0%
Beverages 0.1%
Heckmann Corp.(a)	70,500	412,425
Food & Staples Retailing 0.1%
Winn-Dixie Stores, Inc.(a)(b)	52,450	290,049

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

CONSUMER STAPLES (cont.)
Food Products 1.4%
Chiquita Brands International, Inc.(a)(b)	46,520	$386,581
Fresh Del Monte Produce, Inc.(c)	17,980	451,118
Hain Celestial Group, Inc. (The)(a)(b)	10,334	385,872
J&J Snack Foods Corp.(b)	21,200	1,099,856
Ralcorp Holdings, Inc.(a)	21,000	1,707,720
TreeHouse Foods, Inc.(a)(b)	13,000	857,090

Total		4,888,237
Personal Products 0.1%
Elizabeth Arden, Inc.(a)	8,480	320,544
Tobacco 0.3%
Alliance One International, Inc.(a)(b)	151,443	424,040
Universal Corp.(b)	12,095	573,061

Total		997,101
TOTAL CONSUMER STAPLES		6,908,356
ENERGY 4.8%
Energy Equipment & Services 2.0%
Bristow Group, Inc.(b)	10,380	478,103
Dril-Quip, Inc.(a)(b)	25,000	1,778,250
Helix Energy Solutions Group, Inc.(a)(b)	11,880	210,751
Key Energy Services, Inc.(a)	19,610	296,111
Oceaneering International, Inc.	31,500	1,498,140
Parker Drilling Co.(a)(b)	273,500	1,903,560
Tetra Technologies, Inc.(a)	98,500	904,230

Total		7,069,145
Oil, Gas & Consumable Fuels 2.8%
Berry Petroleum Co., Class A(b)	10,230	448,892
Cloud Peak Energy, Inc.(a)	17,340	370,556
Comstock Resources, Inc.(a)(b)	17,200	286,036
Energy Partners Ltd.(a)(b)	72,800	1,006,096
EXCO Resources, Inc.	140,300	1,670,973
Harvest Natural Resources, Inc.(a)	38,350	350,903

Issuer	Shares	Value
Common Stocks (continued)

ENERGY (cont.)
Oil, Gas & Consumable Fuels (cont.)
Overseas Shipholding Group, Inc.(b)	118,740	$1,252,707
Petroleum Development Corp.(a)(b)	10,880	365,024
Swift Energy Co.(a)	8,790	258,338
Tesoro Corp.(a)	126,313	3,017,618
USEC, Inc.(a)(b)	158,881	224,022
Venoco, Inc.(a)	28,560	266,179

Total		9,517,344
TOTAL ENERGY		16,586,489
FINANCIALS 22.1%
Capital Markets 2.0%
Eaton Vance Corp.(b)	70,000	1,682,100
Federated Investors, Inc., Class B	67,100	1,064,877
Janus Capital Group, Inc.(b)	350,400	2,312,640
Stifel Financial Corp.(a)(b)	51,000	1,616,700
Walter Investment Management	16,010	357,984

Total		7,034,301
Commercial Banks 7.1%
Associated Banc-Corp.	125,000	1,300,000
BancorpSouth, Inc.	32,890	322,322
Banner Corp.(b)	56,728	917,859
BBCN Bancorp, Inc.(a)	79,800	747,726
Cathay General Bancorp(b)	153,900	2,134,593
Center Financial Corp.	94,500	696,465
Community Bank System, Inc.(b)	19,863	524,781
CVB Financial Corp.	217,140	2,134,486
First Busey Corp.(b)	77,030	405,178
First Financial Bancorp(b)	22,980	364,922
FirstMerit Corp.	28,480	416,093
FNB Corp.(b)	35,950	383,227
Glacier Bancorp, Inc.(b)	155,710	1,870,077
Hancock Holding Co.	56,040	1,711,182
Iberiabank Corp.(b)	6,760	336,783
National Penn Bancshares, Inc.(b)	40,450	336,949
NBT Bancorp, Inc.(b)	20,090	427,917
PrivateBancorp, Inc.	29,370	281,952
Prosperity Bancshares, Inc.(b)	90,270	3,609,897

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Commercial Banks (cont.)
Susquehanna Bancshares, Inc.(b)	64,350	$509,652
SVB Financial Group(a)	8,080	380,083
Synovus Financial Corp.(b)	1,275,500	1,900,495
Trustmark Corp.(b)	19,270	430,877
United Bankshares, Inc.(b)	14,360	383,699
Wintrust Financial Corp.	15,490	430,467
Zions Bancorporation(b)	101,000	1,625,090

Total		24,582,772
Consumer Finance 0.3%
First Cash Financial Services, Inc.(a)(b)	8,760	317,988
Green Dot Corp., Class A(a)(b)	10,140	338,676
Nelnet, Inc., Class A(b)	2,710	62,086
World Acceptance Corp.(a)	6,040	414,465

Total		1,133,215
Diversified Financial Services 0.2%
Encore Capital Group, Inc.(a)	13,170	287,106
Portfolio Recovery Associates, Inc.(a)	4,690	325,345

Total		612,451
Insurance 6.6%
American Equity Investment Life Holding Co.(b)	33,860	374,491
American National Insurance Co.	27,300	1,957,410
Delphi Financial Group, Inc., Class A(b)	17,378	477,895
First American Financial Corp.(b)	26,690	309,604
Flagstone Reinsurance Holdings SA(b)(c)	247,550	2,024,959
Horace Mann Educators Corp.	193,700	2,365,077
Infinity Property & Casualty Corp.(b)	8,665	497,631
Montpelier Re Holdings Ltd.(b)(c)	284,435	4,841,084
Platinum Underwriters Holdings Ltd.(b)(c)	149,225	5,137,817

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Insurance (cont.)
ProAssurance Corp.	23,400	$1,862,874
RLI Corp.(b)	7,930	561,999
Selective Insurance Group, Inc.(b)	26,090	429,963
StanCorp Financial Group, Inc.(b)	45,000	1,586,700
Tower Group, Inc.	17,440	366,066

Total		22,793,570
Real Estate Investment Trusts (REITs) 1.9%
American Assets Trust, Inc.	4,320	89,165
CBL & Associates Properties, Inc.(b)	25,080	358,393
Colonial Properties Trust(b)	19,070	378,349
CubeSmart(b)	43,550	434,193
DCT Industrial Trust, Inc.(b)	84,843	408,095
DiamondRock Hospitality Co.(b)	117,070	1,027,874
DuPont Fabros Technology, Inc.	18,400	414,552
EastGroup Properties, Inc.	8,040	342,263
Highwoods Properties, Inc.(b)	12,620	363,961
LaSalle Hotel Properties	10,680	250,019
Medical Properties Trust, Inc.(b)	35,330	337,755
Omega Healthcare Investors, Inc.	20,560	368,641
Post Properties, Inc.(b)	9,530	381,105
Resource Capital Corp.(b)	67,530	359,935
Sovran Self Storage, Inc.(b)	8,370	348,527
Starwood Property Trust, Inc.	21,450	382,668
Two Harbors Investment Corp.(b)	30,160	282,297

Total		6,527,792
Real Estate Management & Development 3.6%
Altisource Portfolio Solutions SA(a)(c)	9,230	439,440
Jones Lang LaSalle, Inc.	28,000	1,803,760
MI Developments, Inc.(b)(c)	323,500	10,322,885

Total		12,566,085

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

FINANCIALS (cont.)
Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.(a)(b)	120,860	$348,077
Northwest Bancshares, Inc.(b)	35,340	438,923
Provident Financial Services, Inc.(b)	31,340	410,240
Radian Group, Inc.(b)	77,280	166,925

Total		1,364,165
TOTAL FINANCIALS		76,614,351

HEALTH CARE 4.3%
Health Care Equipment & Supplies 1.0%
Invacare Corp.(b)	14,090	289,409
Meridian Bioscience, Inc.(b)	18,680	357,348
STERIS Corp.(b)	70,500	2,119,935
Thoratec Corp.(a)(b)	12,020	365,649
Wright Medical Group, Inc.(a)(b)	22,140	325,015

Total		3,457,356
Health Care Providers & Services 1.8%
AMN Healthcare Services, Inc.(a)(b)	182,500	837,675
Assisted Living Concepts, Inc., Class A(b)	24,250	333,195
Brookdale Senior Living, Inc.(a)	22,910	356,250
Centene Corp.(a)(b)	15,270	591,102
Chemed Corp.(b)	6,030	323,570
Healthsouth Corp.(a)(b)	155,400	2,685,312
IPC The Hospitalist Co., Inc.(a)(b)	10,230	471,603
Magellan Health Services, Inc.(a)	8,960	453,914
PSS World Medical, Inc.(a)(b)	15,730	383,497

Total		6,436,118
Health Care Technology 0.1%
HealthStream, Inc.(a)(b)	14,350	242,084
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A(a)	12,500	1,178,750
Charles River Laboratories International, Inc.(a)	52,500	1,488,375
Covance, Inc.(a)	50,000	2,295,500

Total		4,962,625
TOTAL HEALTH CARE		15,098,183

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS 21.0%
Aerospace & Defense 0.7%
Aerovironment, Inc.(a)	13,060	$398,461
Ceradyne, Inc.(a)	10,890	323,869
Curtiss-Wright Corp.	15,720	517,974
Moog, Inc., Class A(a)(b)	10,495	438,901
Teledyne Technologies, Inc.(a)(b)	7,770	440,403
Triumph Group, Inc.(b)	6,780	403,342

Total		2,522,950
Air Freight & Logistics 1.2%
Forward Air Corp.(b)	132,500	4,253,250
Airlines 2.6%
Air France-KLM, ADR(a)(c)	286,770	1,666,134
Alaska Air Group, Inc.(a)	3,400	236,028
Hawaiian Holdings, Inc.(a)(b)	80,450	478,678
JetBlue Airways Corp.(a)	1,217,629	5,016,631
Southwest Airlines Co.	191,357	1,603,575

Total		9,001,046
Building Products 1.9%
Gibraltar Industries, Inc.(a)(b)	136,226	1,845,862
Quanex Building Products Corp.	29,390	443,201
Simpson Manufacturing Co., Inc.(b)	86,500	2,863,150
Trex Co., Inc.(a)(b)	71,100	1,587,663

Total		6,739,876
Commercial Services & Supplies 3.7%
ABM Industries, Inc.	19,990	434,383
Brink’s Co.(The)	15,270	375,947
Geo Group, Inc.(The)(a)	17,770	314,529
Herman Miller, Inc.	105,900	2,286,381
KAR Auction Services, Inc.(a)(b)	169,000	2,220,660
McGrath Rentcorp(b)	15,760	441,122
Mine Safety Appliances Co.	12,860	452,929
Mobile Mini, Inc.(a)(b)	144,000	2,596,320
Schawk, Inc.(b)	77,500	980,375
Tetra Tech, Inc.(a)	20,540	459,891
United Stationers, Inc.(b)	64,380	2,159,305

Total		12,721,842
Construction & Engineering 1.7%
Aegion Corp.(a)(b)	160,840	2,438,335
Comfort Systems U.S.A., Inc.(b)	146,810	1,531,228
Dycom Industries, Inc.(a)	24,150	484,208
MasTec, Inc.(a)(b)	17,840	285,618
Pike Electric Corp.(a)(b)	175,000	1,190,000

Total		5,929,389

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Electrical Equipment 1.0%
A123 Systems, Inc.(a)(b)	120,320	$298,394
Brady Corp., Class A	14,419	431,705
EnerSys(a)(b)	14,537	349,615
Powell Industries, Inc.(a)(b)	10,060	305,019
Regal-Beloit Corp.(b)	43,000	2,264,380

Total		3,649,113
Industrial Conglomerates 0.1%
Standex International Corp.(b)	9,510	303,654
Machinery 4.3%
Actuant Corp., Class A	19,480	446,482
Astec Industries, Inc.(a)(b)	12,110	405,080
Barnes Group, Inc.(b)	20,550	511,900
Greenbrier Companies, Inc.(a)	20,570	456,654
IDEX Corp.	52,500	1,914,150
Kaydon Corp.(b)	10,530	332,537
Oshkosh Corp.(a)	147,200	3,020,544
Tecumseh Products Co., Class B(a)	10,948	55,835
Terex Corp.(a)(b)	180,500	2,785,115
Trinity Industries, Inc.(b)	60,500	1,729,090
Wabtec Corp.	22,500	1,535,625
Watts Water Technologies, Inc., Class A(b)	41,380	1,580,716

Total		14,773,728
Professional Services 2.0%
Advisory Board Co.(The)(a)	5,030	364,071
FTI Consulting, Inc.(a)(b)	7,140	306,235
Korn/Ferry International(a)(b)	244,370	4,112,747
Resources Connection, Inc.(b)	143,500	1,535,450
School Specialty, Inc.(a)(b)	133,000	555,940

Total		6,874,443
Road & Rail 0.5%
Landstar System, Inc.	34,000	1,573,180
Trading Companies & Distributors 1.3%
RSC Holdings, Inc.(a)	326,710	3,972,794
TAL International Group, Inc.(b)	12,620	332,158
United Rentals, Inc.(a)(b)	8,060	226,808

Total		4,531,760
TOTAL INDUSTRIALS		72,874,231

Issuer	Shares	Value
Common Stocks (continued)

INFORMATION TECHNOLOGY 17.5%
Communications Equipment 0.8%
Arris Group, Inc.(a)(b)	35,839	$385,269
Harmonic, Inc.(a)(b)	88,340	474,386
Loral Space & Communications, Inc.(a)	1,890	117,463
Plantronics, Inc.(b)	54,780	1,887,719

Total		2,864,837
Computers & Peripherals 1.0%
Avid Technology, Inc.(a)(b)	207,000	1,647,720
Electronics for Imaging, Inc.(a)(b)	135,000	1,996,650

Total		3,644,370
Electronic Equipment, Instruments & Components 8.9%
Aeroflex Holding Corp.(a)(b)	26,290	253,436
Brightpoint, Inc.(a)	34,480	344,455
Celestica, Inc.(a)(c)	599,229	5,003,562
Cognex Corp.	75,800	2,703,786
FARO Technologies, Inc.(a)(b)	38,500	1,865,325
Ingram Micro, Inc., Class A(a)	200,400	3,609,204
Jabil Circuit, Inc.	111,500	2,260,105
Littelfuse, Inc.(b)	46,000	2,150,040
Mercury Computer Systems, Inc.(a)(b)	93,100	1,283,849
Park Electrochemical Corp.(b)	75,100	2,060,744
Plexus Corp.(a)	99,000	2,687,850
Sanmina-SCI Corp.(a)	347,608	2,944,240
Scansource, Inc.(a)(b)	13,490	473,634
SYNNEX Corp.(a)(b)	14,360	421,466
Vishay Intertechnology, Inc.(a)(b)	279,000	2,759,310

Total		30,821,006
Internet Software & Services 1.1%
comScore, Inc.(a)(b)	20,600	409,322
DealerTrack Holdings, Inc.(a)(b)	50,620	1,311,058
Digital River, Inc.(a)(b)	22,300	356,577
WebMD Health Corp.(a)	45,900	1,662,498

Total		3,739,455
IT Services 0.5%
CACI International, Inc., Class A(a)	8,840	498,399
Cardtronics, Inc.(a)	11,160	303,329
Global Cash Access Holdings, Inc.(a)	9,980	44,910
Heartland Payment Systems, Inc.(b)	13,450	303,297
Wright Express Corp.(a)	8,450	443,456

Total		1,593,391

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Semiconductors & Semiconductor Equipment 3.8%
Applied Micro Circuits Corp.(a)(b)	27,860	$207,836
ATMI, Inc.(a)(b)	64,000	1,324,800
Axcelis Technologies, Inc.(a)	200,000	254,000
Brooks Automation, Inc.(b)	280,600	2,676,924
Ceva, Inc.(a)(b)	13,250	381,732
Cirrus Logic, Inc.(a)	21,060	343,067
Cymer, Inc.(a)	7,740	346,133
Entegris, Inc.(a)	168,917	1,423,970
Micron Technology, Inc.(a)	250,000	1,497,500
MIPS Technologies, Inc.(a)(b)	50,770	243,696
Photronics, Inc.(a)(b)	146,700	849,393
RF Micro Devices, Inc.(a)(b)	20,130	125,410
Semiconductor Manufacturing International Corp., ADR(a)(b)(c)	504,730	1,292,109
Semtech Corp.(a)	64,000	1,484,800
Silicon Laboratories, Inc.(a)(b)	9,350	404,107
Volterra Semiconductor Corp.(a)(b)	17,550	429,975

Total		13,285,452
Software 1.4%
JDA Software Group, Inc.(a)	12,550	395,576
Mentor Graphics Corp.(a)(b)	274,300	3,494,582
Quest Software, Inc.(a)	27,240	492,227
S1 Corp.(a)	35,820	348,887

Total		4,731,272
TOTAL INFORMATION TECHNOLOGY		60,679,783

MATERIALS 4.2%
Chemicals 1.1%
Calgon Carbon Corp.(a)(b)	25,010	372,149
H.B. Fuller Co.	22,175	511,355
Minerals Technologies, Inc.	8,430	488,940
OM Group, Inc.(a)	15,680	356,720
PolyOne Corp.(b)	204,000	2,195,040

Total		3,924,204
Construction Materials 0.3%
Texas Industries, Inc.	39,000	987,870
Metals & Mining 0.1%
RTI International Metals, Inc.(a)	12,890	351,897
Paper & Forest Products 2.7%
AbitibiBowater, Inc.(a)(b)	235,360	3,537,461
Buckeye Technologies, Inc.	15,190	470,586
Clearwater Paper Corp.(a)(b)	9,260	325,860
Louisiana-Pacific Corp.(a)(b)	434,883	3,470,366
PH Glatfelter Co.(b)	92,500	1,341,250

Total		9,145,523
TOTAL MATERIALS		14,409,494

Issuer	Shares	Value
Common Stocks (continued)

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.(a)	26,940	$458,249
General Communication, Inc., Class A(a)(b)	92,500	942,575

Total		1,400,824
TOTAL TELECOMMUNICATION SERVICES		1,400,824

UTILITIES 3.1%
Electric Utilities 1.8%
Cleco Corp.(b)	10,300	372,242
IDACORP, Inc.	5,140	210,689
NV Energy, Inc.	356	5,461
Pinnacle West Capital Corp.	23,413	1,110,010
PNM Resources, Inc.(b)	96,980	1,853,288
Portland General Electric Co.	20,120	504,006
Unisource Energy Corp.(b)	14,120	520,746
Westar Energy, Inc.	58,000	1,601,960

Total		6,178,402
Gas Utilities 0.2%
Southwest Gas Corp.	9,920	401,066
WGL Holdings, Inc.	8,420	360,965

Total		762,031
Independent Power Producers & Energy Traders 0.6%
GenOn Energy, Inc.(a)	827,000	2,249,440
Multi-Utilities 0.5%
Avista Corp.(b)	21,270	531,750
Black Hills Corp.(b)	15,512	508,018
NorthWestern Corp.	15,772	550,127

Total		1,589,895
TOTAL UTILITIES		10,779,768
Total Common Stocks
(Cost: $315,761,266)		$325,265,582

Money Market Funds 6.1%

Columbia Short-Term Cash Fund, 0.155% (d)(e)	21,224,854	$21,224,854
Total Money Market Funds
(Cost: $21,224,854)		$21,224,854

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 25.0%
Asset-Backed Commercial Paper 3.7%
Gemini Securitization Corporation (FKA Twin Towers)
12/05/11	0.300%	$1,999,483	$1,999,483
Liberty Street Fund Corporation
12/01/11	0.080%	1,999,996	1,999,996
Regency Markets No. 1 LLC
12/19/11	0.240%	1,999,587	1,999,587
Rheingold Securitization
12/12/11	0.600%	1,998,900	1,998,900
Royal Park Investments Funding Corp.
12/05/11	0.800%	2,999,533	2,999,533
Windmill Funding Corp.
01/04/12	0.320%	1,999,378	1,999,378

Total			12,996,877
Certificates of Deposit 3.2%
ABM AMRO Bank N.V.
12/12/11	0.420%	1,999,254	1,999,254
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Landeskreditbank Baden-Wuerttemberg — Foerderbank
12/09/11	0.380%	1,000,000	1,000,000
Nordea Bank AB
12/09/11	0.310%	2,000,000	2,000,000
United Overseas Bank Ltd.
12/09/11	0.280%	2,000,000	2,000,000

Total			10,994,129
Repurchase Agreements 18.1%
Citibank NA dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(f)
	0.150%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 11/30/11, matures 12/01/11, repurchase price $15,000,038(f)
	0.090%	15,000,000	15,000,000
Deutsche Bank AG dated 11/30/11, matures 12/07/11, repurchase price $5,000,136(f)
	0.140%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (cont.)
Mizuho Securities USA, Inc. dated 11/30/11, matures 12/01/11, repurchase price $10,000,050(f)
	0.180%	$10,000,000	$10,000,000
Nomura Securities dated 11/30/11, matures 12/01/11, repurchase price %10,000,047(f)
	0.170%	10,000,000	10,000,000
Pershing LLC dated 11/30/11, matures 12/01/11, repurchase price $5,000,025(f)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 11/30/11, matures 12/01/11, repurchase price $5,000,021(f)
	0.150%	5,000,000	5,000,000
Societe Generale dated 11/30/11, matures 12/01/11, repurchase price $7,608,298(f)
	0.110%	7,608,274	7,608,274

Total			62,608,274
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $86,599,280)			$86,599,280
Total Investments
(Cost: $423,585,400)			$433,089,716
Other Assets & Liabilities, Net			(86,367,847)
Net Assets			$346,721,869

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At November 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $31,179,108 or 8.99% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(e)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$38,922,566	$44,305,905	$(62,003,617)	$—	$21,224,854	$20,889	$21,224,854

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.150%)

Security Description	Value
Fannie Mae REMICS	$804,594
Ginnie Mae I Pool	782,544
Ginnie Mae II Pool	1,648,311
Government National Mortgage Association	1,864,551
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$6,724,849
Freddie Mac REMICS	8,575,151
Total Market Value of Collateral Securities	$15,300,000

Deutsche Bank AG (0.140%)

Security Description	Value
Fannie Mae Pool	$3,751,673
Freddie Mac Non Gold Pool	1,348,327
Total Market Value of Collateral Securities	$5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.180%)

Security Description	Value
Fannie Mae Grantor Trust	$31,942
Fannie Mae Pool	4,125,846
Fannie Mae Whole Loan	17,194
FHLMC Structured Pass Through Securities	107,811
Freddie Mac Gold Pool	454,121
Freddie Mac Non Gold Pool	351,419
Freddie Mac REMICS	640,301
Ginnie Mae I Pool	3,047,937
Government National Mortgage Association	1,423,429
Total Market Value of Collateral Securities	$10,200,000

Nomura Securities (0.170%)

Security Description	Value
Freddie Mac Gold Pool	$245,415
Ginnie Mae II Pool	9,954,585
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$604,189
Fannie Mae REMICS	876,413
Fannie Mae Whole Loan	3,207
Fannie Mae-Aces	5,916
Freddie Mac Gold Pool	1,137,526
Freddie Mac Non Gold Pool	221,415
Freddie Mac Reference REMIC	26,806
Freddie Mac REMICS	824,176
Ginnie Mae I Pool	724,255
Ginnie Mae II Pool	288,345
Government National Mortgage Association	205,588
United States Treasury Note/Bond	182,164
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Fannie Mae Pool	$5,100,012
Total Market Value of Collateral Securities	$5,100,012

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Societe Generale (0.110%)

Security Description	Value
United States Treasury Inflation Indexed Bonds	$955,037
United States Treasury Note/Bond	5,861,915
United States Treasury Strip Principal	943,489
Total Market Value of Collateral Securities	$7,760,441

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical assets(b)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$49,914,103	$—	$—	$49,914,103
Consumer Staples	6,908,356	—	—	6,908,356
Energy	16,586,489	—	—	16,586,489
Financials	76,614,351	—	—	76,614,351
Health Care	15,098,183	—	—	15,098,183
Industrials	72,874,231	—	—	72,874,231
Information Technology	60,679,783	—	—	60,679,783
Materials	14,409,494	—	—	14,409,494
Telecommunication Services	1,400,824	—	—	1,400,824
Utilities	10,779,768	—	—	10,779,768
Total Equity Securities	325,265,582	—	—	325,265,582
Other
Money Market Funds	21,224,854	—	—	21,224,854
Investments of Cash Collateral Received for Securities on Loan	—	86,599,280	—	86,599,280
Total Other	21,224,854	86,599,280	—	107,824,134
Total	$346,490,436	$86,599,280	$—	$433,089,716
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	19

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $315,761,266)	$325,265,582
Affiliated issuers (identified cost $21,224,854)	21,224,854
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $23,991,006)	23,991,006
Repurchase agreements (identified cost $62,608,274)	62,608,274
Total investments (identified cost $423,585,400)	433,089,716
Receivable for:
Investments sold	1,094,776
Capital shares sold	85,548
Dividends	467,074
Interest	40,875
Reclaims	16,175
Expense reimbursement due from Investment Manager	27,600
Prepaid expense	12,994
Total assets	434,834,758
Liabilities
Disbursements in excess of cash	3
Due upon return of securities on loan	86,599,280
Payable for:
Investments purchased	799,781
Capital shares purchased	535,829
Investment management fees	8,677
Distribution fees	2,439
Transfer agent fees	4,847
Administration fees	720
Plan administration fees	976
Other expenses	160,337
Total liabilities	88,112,889
Net assets applicable to outstanding capital stock	$346,721,869

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

November 30, 2011 (Unaudited)

Represented by
Paid-in capital	$368,602,466
Excess of distributions over net investment income	(533,128)
Accumulated net realized loss	(30,851,785)
Unrealized appreciation (depreciation) on:
Investments	9,504,316
Total — representing net assets applicable to outstanding capital stock	$346,721,869
*Value of securities on loan	$89,293,369
Net assets applicable to outstanding shares
Class A	$258,996,165
Class B	$18,239,154
Class C	$8,939,061
Class I	$33,722,655
Class R	$2,719,366
Class R3	$2,529,870
Class R4	$1,828,074
Class R5	$14,745,007
Class Z	$5,002,517
Shares outstanding
Class A	49,430,222
Class B	3,809,745
Class C	1,861,771
Class I	6,156,187
Class R	522,280
Class R3	476,997
Class R4	340,678
Class R5	2,725,363
Class Z	916,486
Net asset value per share
Class A(a)	$5.24
Class B	$4.79
Class C	$4.80
Class I	$5.48
Class R	$5.21
Class R3	$5.30
Class R4	$5.37
Class R5	$5.41
Class Z	$5.46

(a)	The maximum offering price per share for Class A is $5.56. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	21

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$2,094,175
Dividends from affiliates	20,889
Income from securities lending — net	184,811
Foreign taxes withheld	(29,709)
Total income	2,270,166
Expenses:
Investment management fees	1,795,141
Distribution fees
Class A	342,798
Class B	115,639
Class C	44,733
Class R	5,319
Class R3	3,215
Transfer agent fees
Class A	453,456
Class B	43,859
Class C	14,272
Class R	3,075
Class Z	4,644
Administration fees	148,589
Plan administration fees
Class R3	3,215
Class R4	2,463
Compensation of board members	7,538
Custodian fees	9,489
Printing and postage fees	54,900
Registration fees	73,200
Professional fees	18,484
Other	4,036
Total expenses	3,148,065
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(349,524)
Expense reductions	(120)
Total net expenses	2,798,421
Net investment loss	(528,255)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,658,115
Net realized gain	4,658,115
Net change in unrealized appreciation (depreciation) on:
Investments	(72,759,836)
Net change in unrealized depreciation	(72,759,836)
Net realized and unrealized loss	(68,101,721)
Net decrease in net assets from operations	$(68,629,976)

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended November 30, 2011	Year ended May 31, 2011(a)
	(Unaudited)
Operations
Net investment loss	$(528,255)	$(2,474,657)
Net realized gain	4,658,115	41,023,685
Net change in unrealized appreciation (depreciation)	(72,759,836)	56,070,466
Net increase (decrease) in net assets resulting from operations	(68,629,976)	94,619,494
Increase (decrease) in net assets from share transactions	(33,271,115)	(49,931,707)
Total increase (decrease) in net assets	(101,901,091)	44,687,787
Net assets at beginning of period	448,622,960	403,935,173
Net assets at end of period	$346,721,869	$448,622,960
Excess of distributions over net investment income	$(533,128)	$(4,873)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	23

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,267,630	12,041,443	8,270,552	44,557,753
Conversions from Class B	2,147,056	12,796,452	5,012,320	24,011,580
Redemptions	(7,297,063)	(38,658,177)	(17,415,862)	(92,140,342)
Net decrease	(2,882,377)	(13,820,282)	(4,132,990)	(23,571,009)
Class B shares
Subscriptions	16,394	85,853	243,664	1,174,567
Conversions to Class A	(2,339,388)	(12,796,452)	(5,431,915)	(24,011,580)
Redemptions	(528,102)	(2,585,461)	(1,886,976)	(9,138,191)
Net decrease	(2,851,096)	(15,296,060)	(7,075,227)	(31,975,204)
Class C shares
Subscriptions	309,953	1,526,824	377,310	1,933,432
Redemptions	(215,631)	(1,040,593)	(314,761)	(1,602,626)
Net increase	94,322	486,231	62,549	330,806
Class I shares
Subscriptions	714,380	3,954,340	336,524	1,963,216
Redemptions	(2,057,330)	(10,997,129)	(1,422,498)	(8,536,913)
Net decrease	(1,342,950)	(7,042,789)	(1,085,974)	(6,573,697)
Class R shares
Subscriptions	287,816	1,495,189	278,007	1,535,266
Redemptions	(82,572)	(427,709)	(99,507)	(545,371)
Net increase	205,244	1,067,480	178,500	989,895
Class R3 shares
Subscriptions	52,564	280,557	463,922	2,387,732
Redemptions	(46,001)	(240,912)	(81,808)	(430,862)
Net increase	6,563	39,645	382,114	1,956,870
Class R4 shares
Subscriptions	88,331	504,128	394,091	2,193,730
Redemptions	(103,231)	(563,093)	(112,302)	(661,029)
Net increase (decrease)	(14,900)	(58,965)	281,789	1,532,701
Class R5 shares
Subscriptions	395,582	2,071,414	1,161,292	6,615,906
Redemptions	(391,958)	(2,180,820)	(636,760)	(3,585,206)
Net increase	3,624	(109,406)	524,532	3,030,700
Class Z shares
Subscriptions	436,794	2,482,555	682,812	4,402,318
Redemptions	(194,478)	(1,019,524)	(8,642)	(55,087)
Net increase	242,316	1,463,031	674,170	4,347,231
Total net decrease	(6,539,254)	(33,271,115)	(10,190,537)	(49,931,707)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009		2008	2007
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$6.18		$4.91		$3.35		$4.73		$6.56	$6.67
Income from investment operations:
Net investment income (loss)	(0.01)		(0.03)		(0.02)		0.00	(a)	0.03	(0.00	)(a)
Net realized and unrealized gain (loss)	(0.93)		1.30		1.58		(1.38)		(1.02)	1.17
Total from investment operations	(0.94)		1.27		1.56		(1.38)		(0.99)	1.17
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.83)	(1.28)
Tax return of capital	—		—		—		—		(0.01)	—
Total distributions to shareholders	—		—		—		—		(0.84)	(1.28)
Net asset value, end of period	$5.24		$6.18		$4.91		$3.35		$4.73	$6.56
Total return	(15.21%	)	25.87%		46.57%		(29.18%	)	(15.03% )	19.76%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.72%	(c)	1.70%		1.79%		1.79%		1.56%	1.58%
Net expenses after fees waived or expenses reimbursed(d)	1.51%	(c)(e)	1.53%		1.52%		1.35%		1.37%	1.42%
Net investment income (loss)	(0.28%	)(c)(e)	(0.56%	)	(0.54%	)	0.04%		0.51%	(0.08%	)
Supplemental data
Net assets, end of period (in thousands)	$258,996		$323,548		$277,384		$194,256		$365,496	$682,267
Portfolio turnover	34%		54%		80%		120%		45%	58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$5.68		$4.54		$3.12		$4.44	$6.26	$6.46
Income from investment operations:
Net investment loss	(0.03)		(0.07)		(0.05)		(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	(0.86)		1.21		1.47		(1.30)	(0.97)	1.13
Total from investment operations	(0.89)		1.14		1.42		(1.32)	(0.98)	1.08
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$4.79		$5.68		$4.54		$3.12	$4.44	$6.26
Total return	(15.67%	)	25.11%		45.51%		(29.73% )	(15.64% )	18.93%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.51%	(b)	2.47%		2.56%		2.56%	2.33%	2.34%
Net expenses after fees waived or expenses reimbursed(c)	2.27%	(b)(d)	2.30%		2.30%		2.12%	2.13%	2.18%
Net investment loss	(1.08%	)(b)(d)	(1.34%	)	(1.31%	)	(0.73% )	(0.26% )	(0.84% )
Supplemental data
Net assets, end of period (in thousands)	$18,239		$37,804		$62,404		$61,304	$128,473	$260,475
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$5.69		$4.55		$3.12		$4.45	$6.27	$6.48
Income from investment operations:
Net investment loss	(0.03)		(0.07)		(0.05)		(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss)	(0.86)		1.21		1.48		(1.31)	(0.97)	1.12
Total from investment operations	(0.89)		1.14		1.43		(1.33)	(0.98)	1.07
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$4.80		$5.69		$4.55		$3.12	$4.45	$6.27
Total return	(15.64%	)	25.05%		45.83%		(29.89% )	(15.61% )	18.71%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	2.46%	(b)	2.44%		2.55%		2.55%	2.33%	2.34%
Net expenses after fees waived or expenses reimbursed(c)	2.27%	(b)(d)	2.29%		2.28%		2.11%	2.13%	2.18%
Net investment loss	(1.03%	)(b)(d)	(1.33%	)	(1.29%	)	(0.72% )	(0.24% )	(0.80% )
Supplemental data
Net assets, end of period (in thousands)	$8,939		$10,055		$7,765		$5,807	$10,463	$18,231
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$6.45		$5.10		$3.46		$4.87	$6.69	$6.75
Income from investment operations:
Net investment income (loss)	0.00	(a)	(0.01)		(0.00	)(a)	0.02	0.05	0.02
Net realized and unrealized gain (loss)	(0.97)		1.36		1.64		(1.43)	(1.03)	1.20
Total from investment operations	(0.97)		1.35		1.64		(1.41)	(0.98)	1.22
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$5.48		$6.45		$5.10		$3.46	$4.87	$6.69
Total return	(15.04%	)	26.47%		47.40%		(28.95% )	(14.54% )	20.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.14%	(c)	1.16%		1.20%		1.18%	1.05%	1.10%
Net expenses after fees waived or expenses reimbursed(d)	1.09%	(c)	1.08%		1.07%		0.93%	0.96%	1.05%
Net investment income (loss)	0.13%	(c)	(0.12%	)	(0.08%	)	0.50%	0.92%	0.31%
Supplemental data
Net assets, end of period (in thousands)	$33,723		$48,387		$43,815		$40,476	$15,385	$26,530
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$6.15		$4.90		$3.35		$4.76	$6.61	$7.30
Income from investment operations:
Net investment income (loss)	(0.01)		(0.05)		(0.04)		(0.01)	0.02	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.93)		1.30		1.59		(1.40)	(1.03)	0.59
Total from investment operations	(0.94)		1.25		1.55		(1.41)	(1.01)	0.59
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$5.21		$6.15		$4.90		$3.35	$4.76	$6.61
Total return	(15.28%	)	25.51%		46.27%		(29.62% )	(15.22% )	10.06%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.94%	(d)	1.89%		2.00%		1.92%	1.84%	1.90%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.79%	(d)(f)	1.80%		1.87%		1.71%	1.74%	1.78%	(d)
Net investment income (loss)	(0.52%	)(d)(f)	(0.86%	)	(0.89%	)	(0.30% )	0.36%	(0.42%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$2,719		$1,951		$679		$342	$234	$5
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009		2008	2007(a)
	(Unaudited)
Class R3
Per share data
Net asset value, beginning of period	$6.26		$4.98		$3.39		$4.80		$6.62	$7.30
Income from investment operations:
Net investment income (loss)	(0.01)		(0.04)		(0.03)		0.00	(b)	0.04	0.01
Net realized and unrealized gain (loss)	(0.95)		1.32		1.62		(1.41)		(1.02)	0.59
Total from investment operations	(0.96)		1.28		1.59		(1.41)		(0.98)	0.60
Less distributions to shareholders from:
Net realized gains	—		—		—		—		(0.83)	(1.28)
Tax return of capital	—		—		—		—		(0.01)	—
Total distributions to shareholders	—		—		—		—		(0.84)	(1.28)
Net asset value, end of period	$5.30		$6.26		$4.98		$3.39		$4.80	$6.62
Total return	(15.34%	)	25.70%		46.90%		(29.38%	)	(14.72% )	10.22%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.64%	(d)	1.67%		1.76%		1.76%		1.63%	1.68%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.59%	(d)	1.58%		1.62%		1.45%		1.26%	1.53%	(d)
Net investment income (loss)	(0.36%	)(d)	(0.62%	)	(0.65%	)	0.08%		0.69%	(0.17%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$2,530		$2,946		$440		$27		$6	$5
Portfolio turnover	34%		54%		80%		120%		45%	58%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007
	(Unaudited)
Class R4
Per share data
Net asset value, beginning of period	$6.33		$5.02		$3.41		$4.81	$6.62	$6.71
Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.02)		(0.02)		0.01	0.05	0.01
Net realized and unrealized gain (loss)	(0.96)		1.33		1.63		(1.41)	(1.02)	1.18
Total from investment operations	(0.96)		1.31		1.61		(1.40)	(0.97)	1.19
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$5.37		$6.33		$5.02		$3.41	$4.81	$6.62
Total return	(15.17%	)	26.10%		47.21%		(29.11% )	(14.56% )	19.95%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.39%	(c)	1.41%		1.50%		1.42%	1.35%	1.39%
Net expenses after fees waived or expenses reimbursed(d)	1.34%	(c)	1.33%		1.37%		1.01%	0.99%	1.25%
Net investment income (loss)	(0.11%	)(c)	(0.42%	)	(0.37%	)	0.39%	0.94%	0.10%
Supplemental data
Net assets, end of period (in thousands)	$1,828		$2,250		$370		$154	$249	$349
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	31

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31,
			2011		2010		2009	2008	2007(a)
	(Unaudited)
Class R5
Per share data
Net asset value, beginning of period	$6.37		$5.04		$3.42		$4.82	$6.63	$7.30
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		(0.01)		0.02	0.06	0.02
Net realized and unrealized gain (loss)	(0.96)		1.34		1.63		(1.42)	(1.03)	0.59
Total from investment operations	(0.96)		1.33		1.62		(1.40)	(0.97)	0.61
Less distributions to shareholders from:
Net realized gains	—		—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—		—	(0.01)	—
Total distributions to shareholders	—		—		—		—	(0.84)	(1.28)
Net asset value, end of period	$5.41		$6.37		$5.04		$3.42	$4.82	$6.63
Total return	(15.07%	)	26.39%		47.37%		(29.05% )	(14.54% )	10.39%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.11%	(d)	1.20%		1.25%		1.18%	1.08%	1.15%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.06%	(d)	1.11%		1.12%		0.96%	0.99%	1.03%	(d)
Net investment income (loss)	0.17%	(d)	(0.16%	)	(0.14%	)	0.45%	1.16%	0.33%	(d)
Supplemental data
Net assets, end of period (in thousands)	$14,745		$17,344		$11,079		$7,087	$9,192	$5
Portfolio turnover	34%		54%		80%		120%	45%	58%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to May 31, 2007.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$6.43		$5.09
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)
Net realized and unrealized gain (loss)	(0.97)		1.35
Total from investment operations	(0.97)		1.34
Net asset value, end of period	$5.46		$6.43
Total return	(15.09%	)	26.33%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.35%	(d)	1.32%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.25%	(d)(f)	1.20%	(d)
Net investment income (loss)	0.01%	(d)(f)	(0.22%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$5,003		$4,338
Portfolio turnover	34%		54%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, this share class is closed to new investors.

Class R4 shares are not subject to sales charges; however, this share class is closed to new investors.

34	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Class R5 shares are not subject to sales charges; however, this share class is closed to new investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

36	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

38	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadvisers (see Subadvisory Agreements below). The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.87% as the Fund’s net assets increase. Prior to July 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $8,597 for the six months ended November 30, 2011. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.97% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board, of the allocation that is in the best interests of the shareholders. Each subadviser’s

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $1,064.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than

40	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.33%
Class B	0.38
Class C	0.32
Class R	0.29
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, these minimum account balance fees reduced total expenses by $120.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,426,000 and $128,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $80,885 for Class A, $6,741 for Class B and $727 for Class C shares for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below ), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.25
Class C	2.25
Class I	1.10
Class R	1.75
Class R3	1.65
Class R4	1.40
Class R5	1.15
Class Z	1.25

Prior to August 1, 2011, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any

42	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

performance incentive adjustment, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.27
Class C	2.26
Class I	1.05
Class R	1.85
Class R4	1.60
Class W	1.35
Class Y	1.10
Class Z	1.25

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $423,585,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,026,000
Unrealized depreciation	(38,521,000)
Net unrealized appreciation	$9,505,000

The following capital loss carryforward, determined as of May 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$28,689,036

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $118,782,932 and $134,893,730, respectively, for the six months ended November 30, 2011.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At November 30, 2011, securities valued at $89,293,369 were on loan, secured by cash collateral of $86,599,280 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such

44	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended November 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note	9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note	10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with

46	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	47

Notes to Financial Statements (continued)

Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

48	COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT	49

Columbia Multi-Advisor Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6250 M (1/12)

Semiannual Report

Columbia Absolute Return Multi-Strategy Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Absolute Return Multi-Strategy Fund seeks to provide shareholders with positive (absolute) returns.

Not FDIC insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Absolute Return Multi-Strategy Fund (the Fund) Class A shares returned -0.70% (excluding sales charge) for the six months ended November 30, 2011.

>	The Fund underperformed its primary benchmark, the Citigroup 3-month U.S. Treasury Bill Index(1), which returned 0.02% for the six-month period.

>	The Fund underperformed its secondary benchmark, the Barclays Capital U.S. Aggregate Bond Index(2), which rose 3.54% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)
	6 months*	Since Inception 3/31/2011*
Columbia Absolute Return Multi Strategy Fund Class A (excluding sales charge)	-0.70%	-0.90%
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)	0.02%	0.04%
Barclays Capital U.S. Aggregate Bond Index (unmanaged)	+3.54%	+6.22%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The Index reflects reinvestment of all distributions and changes in market prices.

(2)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS
at November 30, 2011
Without sales charge	6 months*	Since inception*
Class A (inception 3/31/11)	-0.70%	-0.90%
Class B (inception 3/31/11)	-1.10%	-1.40%
Class C (inception 3/31/11)	-1.10%	-1.30%
Class I (inception 3/31/11)	-0.60%	-0.70%
Class R (inception 3/31/11)	-0.90%	-1.10%
Class W (inception 3/31/11)	-0.80%	-1.00%
Class Z (inception 3/31/11)	-0.70%	-0.80%

With sales charge
Class A (inception 3/31/11)	-3.69%	-3.88%
Class B (inception 3/31/11)	-6.05%	-6.33%
Class C (inception 3/31/11)	-2.09%	-2.29%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 3.00% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

PORTFOLIO BREAKDOWN(1) (at November 30, 2011)	Long		Short	Net
Common Stocks	59.0%		(15.9%)	43.1%
Consumer Discretionary	7.8		(3.2)	4.6
Consumer Staples	6.2		(1.3)	4.9
Energy	6.3		(1.0)	5.3
Financials	7.0		(2.1)	4.9
Health Care	8.6		(2.3)	6.3
Industrials	6.0		(1.9)	4.1
Information Technology	11.7		(2.3)	9.4
Materials	2.3		(0.9)	1.4
Telecommunication Services	1.3		—	1.3
Utilities	1.8		(0.9)	0.9
Convertible Preferred Stocks	1.0		—	1.0
Energy	0.0	*	—	0.0	*
Financials	0.6		—	0.6
Industrials	0.1		—	0.1
Information Technology	0.1		—	0.1
Utilities	0.2		—	0.2
Bonds	7.4		—	7.4
Corporate Bonds & Notes	0.3		—	0.3
Convertible Bonds	3.8		—	3.8
Residential Mortgage-Backed Securities — Non-Agency	3.3		—	3.3
Exchange-Traded Funds	0.0	*	—	0.0	*
Short-Term Investments Segregated In Connection With Open Derivatives Contracts(2)	48.5		—	48.5
Total	115.9		(15.9)	100.0

*	Rounds to less than 0.1%.
(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
(2)

Includes investments in an affiliated money market fund (amounting to $85.4 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives, which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

4	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

TOP TEN HOLDINGS(1) — Long Positions (at November 30, 2011)
Castle Peak Loan Trust 5/25/52 6.250%	2.8%
Philip Morris International, Inc.	2.0
International Business Machines Corp.	1.7
DKR Mortgage Asset Trust 8/25/40 5.750%	1.7
Exxon Mobil Corp.	1.6
Chevron Corp.	1.5
Pfizer, Inc.	1.5
Apple, Inc.	1.4
Google, Inc., Class A	1.2
JPMorgan Chase & Co.	1.2

TOP TEN HOLDINGS(2) — Short Positions (at November 30, 2011)
ANSYS, Inc.	1.8%
ConAgra Foods, Inc.	1.6
Jacobs Engineering Group, Inc.	1.6
American Eagle Outfitters, Inc.	1.6
Quanta Services, Inc.	1.6
Church & Dwight Co., Inc.	1.5
Laboratory Corp. of America Holdings	1.4
Paychex, Inc.	1.4
Marriott International, Inc., Class A	1.4
Procter & Gamble Co. (The)	1.4

(1)	Percentages indicated are based upon total long investments (excluding Cash Equivalents).
(2)	Percentages indicated are based upon total short investments (excluding Cash Equivalents).

For	further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2011 – November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.00	1,017.00	7.97	8.07	1.60
Class B	1,000.00	1,000.00	989.00	1,013.30	11.64	11.78	2.34
Class C	1,000.00	1,000.00	989.00	1,013.25	11.69	11.83	2.35
Class I	1,000.00	1,000.00	994.00	1,018.70	6.28	6.36	1.26
Class R	1,000.00	1,000.00	991.00	1,015.95	9.01	9.12	1.81
Class W	1,000.00	1,000.00	992.00	1,017.05	7.92	8.02	1.59
Class Z	1,000.00	1,000.00	993.00	1,018.20	6.78	6.86	1.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 53.3%
CONSUMER DISCRETIONARY 7.0%
Auto Components 0.5%
Delphi Automotive PLC(a)	10,882	$226,781
Johnson Controls, Inc.	14,315	450,636
Tenneco, Inc.(a)	4,983	144,308
TRW Automotive Holdings Corp.(a)	5,508	179,891

Total		1,001,616
Automobiles 0.1%
General Motors Co.(a)	13,377	284,796
Biotechnology 0.1%
Inhibitex, Inc.(a)	6,312	92,155
Hotels, Restaurants & Leisure 1.2%
Bally Technologies, Inc.(a)	10,029	384,512
Cheesecake Factory, Inc. (The)(a)	5,967	169,224
Chipotle Mexican Grill, Inc.(a)	1,066	342,783
Las Vegas Sands Corp.(a)	12,071	563,836
McDonald’s Corp.	6,195	591,746
Tim Hortons, Inc.(b)	4,390	221,915

Total		2,274,016
Household Durables 0.1%
Newell Rubbermaid, Inc.	17,576	268,913
Internet & Catalog Retail 0.9%
Amazon.com, Inc.(a)	2,391	459,766
Expedia, Inc.	11,804	328,328
priceline.com, Inc.(a)	1,872	909,586

Total		1,697,680
Leisure Equipment & Products 0.1%
Mattel, Inc.	7,185	207,000
Media 1.7%
CBS Corp., Class B Non Voting	5,663	147,465
Comcast Corp., Class A	39,521	895,941
Discovery Communications, Inc., Class A(a)	6,749	283,323
DISH Network Corp., Class A	17,574	431,793
McGraw-Hill Companies, Inc. (The)	4,715	201,331
Meredith Corp.	6,035	175,015
News Corp., Class A	16,959	295,765
Time Warner, Inc.	10,710	372,922
Viacom, Inc., Class B	12,124	542,670

Total		3,346,225
Multiline Retail 0.6%
Family Dollar Stores, Inc.	1,449	86,099
Kohl’s Corp.	5,757	309,727
Macy’s, Inc.	8,523	275,549
Nordstrom, Inc.	3,980	180,214
Target Corp.	6,320	333,064

Total		1,184,653

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Specialty Retail 1.4%
Best Buy Co., Inc.	4,721	$127,892
Childrens Place Retail Stores, Inc. (The)(a)	5,311	286,104
Foot Locker, Inc.	9,604	226,558
GameStop Corp., Class A(a)	10,754	248,632
Home Depot, Inc. (The)	17,573	689,213
Limited Brands, Inc.	14,544	615,648
TJX Companies, Inc.	8,387	517,478

Total		2,711,525
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.(a)	2,194	196,560
Lululemon Athletica, Inc.(a)	9,026	448,592

Total		645,152
TOTAL CONSUMER DISCRETIONARY		13,713,731
CONSUMER STAPLES 5.6%
Beverages 0.9%
Coca-Cola Co. (The)	4,495	302,199
Diageo PLC, ADR(b)	7,791	666,987
Dr. Pepper Snapple Group, Inc.	8,984	328,186
PepsiCo, Inc.	5,075	324,800

Total		1,622,172
Food & Staples Retailing 0.6%
CVS Caremark Corp.	13,719	532,846
Kroger Co. (The)	9,902	229,528
Safeway, Inc.	6,426	128,520
Wal-Mart Stores, Inc.	4,925	290,083

Total		1,180,977
Food Products 1.4%
Campbell Soup Co.	9,377	305,690
General Mills, Inc.	6,035	241,098
Green Mountain Coffee Roasters, Inc.(a)	10,216	535,625
HJ Heinz Co.	8,220	432,783
JM Smucker Co. (The)	1,073	81,526
Kraft Foods, Inc., Class A	12,226	441,970
Smithfield Foods, Inc.(a)	9,302	227,806
Tyson Foods, Inc., Class A	11,170	224,964
Unilever NV(b)	8,651	295,086

Total		2,786,548
Household Products 1.0%
Energizer Holdings, Inc.(a)	5,246	379,181
Kimberly-Clark Corp.	4,450	318,041
Procter & Gamble Co. (The)	19,619	1,266,799

Total		1,964,021
Personal Products 0.3%
Estee Lauder Companies, Inc. (The), Class A	4,383	517,106
Herbalife Ltd.(b)	1,850	102,305

Total		619,411

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER STAPLES (cont.)
Tobacco 1.4%
Altria Group, Inc.	12,835	$368,236
Philip Morris International, Inc.	30,805	2,348,574

Total		2,716,810
TOTAL CONSUMER STAPLES		10,889,939
ENERGY 5.7%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	5,905	322,472
Dresser-Rand Group, Inc.(a)	4,393	228,744
FMC Technologies, Inc.(a)	13,499	706,808
Halliburton Co.	5,326	195,997
National Oilwell Varco, Inc.	8,035	576,109
Oil States International, Inc.(a)	2,150	161,787
Schlumberger Ltd.(b)	3,140	236,536
Transocean Ltd.(b)	4,255	182,327
Weatherford International Ltd.(a)(b)	20,592	312,175

Total		2,922,955
Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	49	3,982
Apache Corp.	6,857	681,860
Chevron Corp.	17,489	1,798,219
ConocoPhillips	10,104	720,617
Devon Energy Corp.	4,857	317,939
EOG Resources, Inc.	5,275	547,229
Exxon Mobil Corp.	23,773	1,912,300
Hess Corp.	2,885	173,735
Kinder Morgan, Inc.	10,890	321,255
Murphy Oil Corp.	1,800	100,656
Occidental Petroleum Corp.	6,153	608,532
Penn West Petroleum Ltd.(b)	6,060	110,413
Royal Dutch Shell PLC, ADR(b)	8,595	601,650
Whiting Petroleum Corp.(a)	6,295	292,780

Total		8,191,167
TOTAL ENERGY		11,114,122
FINANCIALS 6.4%
Capital Markets 1.7%
BlackRock, Inc.	6,052	1,041,186
Franklin Resources, Inc.	8,178	824,506
Goldman Sachs Group, Inc. (The)	4,028	386,124
Invesco Ltd.(b)	15,978	323,554
Northern Trust Corp.	4,985	187,586
State Street Corp.	9,412	373,186
T Rowe Price Group, Inc.	2,983	169,315

Total		3,305,457
Commercial Banks 0.9%
Huntington Bancshares, Inc.	35,936	188,664
PNC Financial Services Group, Inc.	10,228	554,460

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (cont.)
U.S. Bancorp	17,920	$464,486
Wells Fargo & Co.	21,417	553,844

Total		1,761,454
Consumer Finance 0.2%
American Express Co.	7,200	345,888
Diversified Financial Services 1.3%
Citigroup, Inc.	13,060	358,889
CME Group, Inc.	665	165,771
IntercontinentalExchange, Inc.(a)	3,565	433,932
JPMorgan Chase & Co.	47,460	1,469,836

Total		2,428,428
Insurance 1.2%
Arthur J Gallagher & Co.	7,390	228,942
Berkshire Hathaway, Inc., Class B(a)	7,246	570,695
Chubb Corp. (The)	3,085	208,053
Hartford Financial Services Group, Inc.	12,197	216,619
MetLife, Inc.	12,998	409,177
Principal Financial Group, Inc.	7,607	183,557
Progressive Corp. (The)	4,240	79,966
Reinsurance Group of America, Inc.	4,328	222,892
RenaissanceRe Holdings Ltd.(b)	1,245	91,433
Unum Group	7,975	179,517

Total		2,390,851
Real Estate Investment Trusts (REITs) 1.0%
American Campus Communities, Inc.	3,410	134,149
CBL & Associates Properties, Inc.	6,885	98,387
CubeSmart	11,410	113,758
Digital Realty Trust, Inc.	5,563	353,251
Duke Realty Corp.	6,557	76,061
Lexington Realty Trust	17,443	132,218
Public Storage	3,267	430,917
Simon Property Group, Inc.	2,400	298,416
SL Green Realty Corp.	3,541	233,139
Vornado Realty Trust	1,639	122,024

Total		1,992,320
Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	14,085	175,358
TOTAL FINANCIALS		12,399,756

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE 7.8%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.(a)	4,818	$330,804
Alkermes PLC(a)(b)	18,886	288,767
Amgen, Inc.	4,005	231,930
Ariad Pharmaceuticals, Inc.(a)	19,279	233,083
Biogen Idec, Inc.(a)	6,632	762,348
Celgene Corp.(a)	17,664	1,114,245
Vertex Pharmaceuticals, Inc.(a)	4,219	122,309

Total		3,083,486
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	11,299	583,706
Boston Scientific Corp.(a)	21,197	125,062
CareFusion Corp.(a)	6,222	154,181
Covidien PLC(b)	10,652	485,199
Zimmer Holdings, Inc.(a)	3,541	178,998

Total		1,527,146
Health Care Providers & Services 1.2%
Aetna, Inc.	3,934	164,520
Cardinal Health, Inc.	6,534	277,434
CIGNA Corp.	11,329	501,082
Express Scripts, Inc.(a)	5,343	243,908
Humana, Inc.	1,967	174,433
McKesson Corp.	5,676	461,515
Medco Health Solutions, Inc.(a)	2,813	159,413
WellPoint, Inc.	5,097	359,593

Total		2,341,898
Life Sciences Tools & Services 0.3%
Life Technologies Corp.(a)	5,050	195,587
Thermo Fisher Scientific, Inc.(a)	9,864	466,074

Total		661,661
Pharmaceuticals 3.9%
Abbott Laboratories	16,535	901,984
Allergan, Inc.	5,767	482,813
Bristol-Myers Squibb Co.	26,055	852,520
Endo Pharmaceuticals Holdings, Inc.(a)	4,300	147,189
GlaxoSmithKline PLC, ADR(b)	2,133	94,876
Johnson & Johnson	20,053	1,297,830
Merck & Co., Inc.	25,939	927,319
Novo Nordisk A/S, ADR(b)	5,510	625,660
Pfizer, Inc.	87,151	1,749,121
Teva Pharmaceutical Industries Ltd., ADR(b)	11,682	462,724

Total		7,542,036
TOTAL HEALTH CARE		15,156,227

Issuer	Shares	Value
Common Stocks (continued)
INDUSTRIALS 5.5%
Aerospace & Defense 1.8%
Boeing Co. (The)	714	$49,045
General Dynamics Corp.	2,754	181,929
Goodrich Corp.	1,884	229,867
Honeywell International, Inc.	22,488	1,217,725
Precision Castparts Corp.	2,849	469,373
Raytheon Co.	11,549	526,288
United Technologies Corp.	10,142	776,877

Total		3,451,104
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.	11,136	484,528
FedEx Corp.	2,254	187,262

Total		671,790
Commercial Services & Supplies 0.1%
Waste Management, Inc.	6,875	215,187
Construction & Engineering 0.3%
Foster Wheeler AG(a)(b)	13,115	243,283
KBR, Inc.	13,377	386,596

Total		629,879
Electrical Equipment 0.1%
Emerson Electric Co.	4,155	217,099
Industrial Conglomerates 1.1%
General Electric Co.	65,050	1,034,946
Tyco International Ltd.(b)	21,422	1,027,399

Total		2,062,345
Machinery 0.7%
Deere & Co.	3,665	290,451
Dover Corp.	8,954	492,201
Illinois Tool Works, Inc.	2,955	134,275
Parker Hannifin Corp.	6,621	548,087

Total		1,465,014
Professional Services 0.4%
Dun & Bradstreet Corp. (The)	3,475	242,798
Nielsen Holdings NV(a)(b)	15,600	453,180

Total		695,978
Road & Rail 0.5%
JB Hunt Transport Services, Inc.	3,278	149,870
Norfolk Southern Corp.	6,065	458,150
Union Pacific Corp.	2,905	300,406

Total		908,426
Trading Companies & Distributors 0.2%
WW Grainger, Inc.	1,630	304,647
TOTAL INDUSTRIALS		10,621,469

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 1.3%
Acme Packet, Inc.(a)	12,272	$410,253
F5 Networks, Inc.(a)	6,371	720,114
Juniper Networks, Inc.(a)	22,561	512,360
QUALCOMM, Inc.	18,321	1,003,991

Total		2,646,718
Computers & Peripherals 1.6%
Apple, Inc.(a)	4,415	1,687,413
EMC Corp.(a)	50,228	1,155,747
NCR Corp.(a)	11,672	204,143

Total		3,047,303
Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	16,213	215,146
TE Connectivity Ltd.(b)	8,197	259,927

Total		475,073
Internet Software & Services 1.5%
Baidu, Inc., ADR(a)(b)	4,740	620,892
eBay, Inc.(a)	22,242	658,141
Google, Inc., Class A(a)	2,476	1,484,090
Rackspace Hosting, Inc.(a)	5,347	231,953

Total		2,995,076
IT Services 2.7%
Accenture PLC, Class A(b)	12,665	733,684
Automatic Data Processing, Inc.	5,580	285,082
Cognizant Technology Solutions Corp., Class A(a)	9,504	640,094
International Business Machines Corp.	10,982	2,064,616
Mastercard, Inc., Class A	2,895	1,084,322
Visa, Inc., Class A	3,937	381,771

Total		5,189,569
Office Electronics 0.1%
Canon, Inc., ADR(b)	3,990	179,590
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	8,006	279,089
Atmel Corp.(a)	30,821	273,382
Intel Corp.	38,009	946,804
Lam Research Corp.(a)	1,961	79,950
Linear Technology Corp.	4,560	139,673
Marvell Technology Group Ltd.(a)(b)	15,006	211,885
Novellus Systems, Inc.(a)	8,066	279,245
Teradyne, Inc.(a)	17,837	240,086
Texas Instruments, Inc.	8,365	251,786

Total		2,701,900
Software 1.7%
Autodesk, Inc.(a)	10,098	344,039
Electronic Arts, Inc.(a)	10,806	250,591
Intuit, Inc.	6,951	370,071
Microsoft Corp.	34,283	876,959

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Software (cont.)
Oracle Corp.	23,680	$742,368
Rovi Corp.(a)	5,531	153,486
Salesforce.com, Inc.(a)	4,550	538,811

Total		3,276,325
TOTAL INFORMATION TECHNOLOGY		20,511,554
MATERIALS 2.1%
Chemicals 1.5%
Air Products & Chemicals, Inc.	1,995	167,081
Celanese Corp., Class A	12,563	584,054
Dow Chemical Co. (The)	10,033	278,014
EI du Pont de Nemours & Co.	7,668	365,917
International Flavors & Fragrances, Inc.	3,300	179,058
LyondellBasell Industries NV, Class A(b)	8,853	289,228
Monsanto Co.	3,787	278,155
Potash Corp. of Saskatchewan, Inc.(b)	1,387	60,113
RPM International, Inc.	7,085	167,206
Sherwin-Williams Co. (The)	6,405	556,146

Total		2,924,972
Containers & Packaging 0.2%
Packaging Corp. of America	11,279	293,367
Sonoco Products Co.	5,895	191,469

Total		484,836
Metals & Mining 0.4%
BHP Billiton Ltd., ADR(b)	2,160	162,367
Freeport-McMoRan Copper & Gold, Inc.	4,590	181,764
Nucor Corp.	5,310	209,374
Rio Tinto PLC, ADR(b)	3,147	167,011

Total		720,516
TOTAL MATERIALS		4,130,324
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	31,280	906,494
Verizon Communications, Inc.	25,755	971,736
Windstream Corp.	5,430	63,857

Total		1,942,087
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR(b)	10,676	289,854
TOTAL TELECOMMUNICATION SERVICES		2,231,941

Issuer	Shares	Value
Common Stocks (continued)
UTILITIES 1.6%
Electric Utilities 0.7%
American Electric Power Co., Inc.	6,060	$240,461
Entergy Corp.	1,330	93,579
Exelon Corp.	13,686	606,426
NextEra Energy, Inc.	2,225	123,354
PPL Corp.	8,685	260,724

Total		1,324,544
Gas Utilities 0.1%
National Fuel Gas Co.	3,585	207,751
Multi-Utilities 0.8%
CenterPoint Energy, Inc.	11,869	236,193
PG&E Corp.	7,863	305,399
Public Service Enterprise Group, Inc.	20,296	668,550
Sempra Energy	8,506	452,434

Total		1,662,576
TOTAL UTILITIES		3,194,871
Total Common Stocks
(Cost: $101,824,686)		$103,963,934

Convertible Preferred Stocks 0.9%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Apache Corp., 6.000%	690	$39,071
TOTAL ENERGY		39,071
FINANCIALS 0.5%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	1,275	180,731
Wells Fargo & Co., 7.500%	70	73,780

Total		254,511
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	4,500	180,000
Bank of America Corp., 7.250%	320	247,600
Citigroup, Inc., 7.500%	585	49,286

Total		476,886
Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., 7.000%	14,000	328,860
TOTAL FINANCIALS		1,060,257
INDUSTRIALS 0.1%
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	5,500	150,563
TOTAL INDUSTRIALS		150,563

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Convertible Preferred Stocks (continued)
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	200	$127,750
TOTAL INFORMATION TECHNOLOGY		127,750
UTILITIES 0.2%
Electric Utilities 0.2%
PPL Corp., 8.750%	6,350	346,837
TOTAL UTILITIES		346,837
Total Convertible Preferred Stocks
(Cost: $1,860,372)		$1,724,478

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 0.3%
Aerospace & Defense 0.1%
L-3 Communications Holdings, Inc.
08/01/35	3.000%	$300,000	$287,250
Technology 0.1%
Alcatel-Lucent U.S.A., Inc.
06/25/25	2.875%	160,000	139,200
Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.000%	180,000	139,950
Total Corporate Bonds & Notes
(Cost: $570,567)			$566,400

Convertible Bonds 3.5%
Brokerage 0.3%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	$290,000	$283,837
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	350,000	316,225

Total			600,062
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes(b)
03/15/15	4.875%	350,000	198,625
Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	200,000	178,750
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	170,000	145,775
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	160,000	148,400

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Health Care 0.3%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	$200,000	$175,000
Illumina, Inc. Senior Unsecured(c)
03/15/16	0.250%	195,000	149,175
Omnicare, Inc.
12/15/35	3.250%	350,000	320,250

Total			644,425
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	350,000	296,625
Endeavour International Corp.(c)
07/15/16	5.500%	75,000	56,636
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	350,000	327,250

Total			680,511
Lodging 0.1%
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	200,000	162,500
Metals 0.3%
Jaguar Mining, Inc. Senior Unsecured(b)(c)
11/01/14	4.500%	200,000	179,250
James River Coal Co. Senior Unsecured
12/01/15	4.500%	290,000	226,897
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	285,000	260,419

Total			666,566
Oil Field Services 0.4%
Hornbeck Offshore Services, Inc.(d)
11/15/26	1.625%	350,000	353,500
Transocean, Inc.(b)
12/15/37	1.500%	350,000	342,125

Total			695,625
Other Financial Institutions 0.2%
Ares Capital Corp. Senior Unsecured(c)
06/01/16	5.125%	350,000	323,575
Other Industry 0.1%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	230,000	129,662
General Cable Corp.
11/15/13	0.875%	180,000	167,400

Total			297,062

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Pharmaceuticals 0.2%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	$430,000	$303,494
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	125,506

Total			429,000
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured(c)
04/01/18	3.500%	210,000	195,426
REITs 0.1%
Alexandria Real Estate Equities, Inc.(c)
01/15/27	3.700%	100,000	99,875
Retailers 0.1%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	250,000	222,500
Technology 0.3%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	350,000	342,125
Digital River, Inc. Senior Unsecured(c)
11/01/30	2.000%	200,000	163,581

Total			505,706
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured(b)
12/01/14	5.000%	250,000	167,813
Wireless —%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	87,000
Wirelines 0.2%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	450,000	333,562
Total Convertible Bonds
(Cost: $7,163,378)			$6,782,758

Residential Mortgage-Backed Securities — Non-Agency 2.9%
Castle Peak Loan Trust(c)(e) CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$393,683	$393,683
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	3,329,962	3,318,307
DKR Mortgage Asset Trust CMO Series 2011-NPL1 Class A(c)(e)
08/25/40	5.750%	2,057,674	2,042,382
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $5,769,132)			$5,754,372

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Exchange-Traded Funds —%
SPDR S&P 500 ETF Trust	280	$35,031
Total Exchange-Traded Funds
(Cost: $37,374)		$35,031

Money Market Funds 43.8%
Columbia Short-Term Cash Fund, 0.155%(f)(g)	85,413,295	$85,413,295
Total Money Market Funds
(Cost: $85,413,295 )		$85,413,295
Total Investments
(Cost: $202,638,804)		$204,240,268

Investments Sold Short (14.3)%
Issuer	Shares	Value
Common Stocks (14.3)%
CONSUMER DISCRETIONARY (2.9)%
Auto Components (0.1)%
BorgWarner, Inc.(a)	(3,475)	$(229,072)
Automobiles (0.2)%
Toyota Motor Corp., ADR(b)	(5,049)	(332,780)
Hotels, Restaurants & Leisure (0.7)%
Gaylord Entertainment Co.(a)	(5,442)	(115,479)
Hyatt Hotels Corp., Class A(a)	(9,574)	(341,696)
Mariott Vacations Worldwide Corp.(a)(b)	(1,253)	(20,017)
Marriott International, Inc., Class A	(12,526)	(383,546)
Wendy’s Co. (The)	(72,589)	(360,041)
WMS Industries, Inc.(a)	(10,900)	(228,573)

Total		(1,449,352)
Media (0.8)%
Discovery Communications, Inc., Class A	(7,410)	(311,072)
DreamWorks Animation SKG, Inc., Class A(a)	(10,361)	(192,404)
Grupo Televisa SAB, ADR(b)	(11,607)	(240,961)
Meredith Corp.	(8,590)	(249,110)
Pearson PLC, ADR(b)	(14,558)	(264,519)
Regal Entertainment Group, Class A	(17,115)	(243,889)

Total		(1,501,955)
Multiline Retail (0.3)%
Dollar General Corp.(a)	(7,607)	(308,616)
JC Penney Co., Inc.	(6,669)	(213,675)

Total		(522,291)

Issuer	Shares	Value
Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Specialty Retail (0.4)%
American Eagle Outfitters, Inc.	(31,936)	$(444,230)
O’Reilly Automotive, Inc.(a)	(3,803)	(293,743)

Total		(737,973)
Textiles, Apparel & Luxury Goods (0.4)%
Gildan Activewear, Inc.(b)	(9,377)	(223,923)
Nike, Inc., Class B	(3,016)	(290,079)
Under Armour, Inc., Class A(a)	(4,381)	(356,306)

Total		(870,308)
TOTAL CONSUMER DISCRETIONARY		(5,643,731)
CONSUMER STAPLES (1.2)%
Food & Staples Retailing (0.2)%
SUPERVALU, Inc.	(26,849)	(197,340)
SYSCO Corp.	(5,250)	(149,835)

Total		(347,175)
Food Products (0.5)%
ConAgra Foods, Inc.	(18,033)	(455,514)
Kraft Foods, Inc., Class A	(6,361)	(229,950)
McCormick & Co., Inc.	(6,885)	(335,300)

Total		(1,020,764)
Household Products (0.4)%
Church & Dwight Co., Inc.	(9,180)	(406,215)
Procter & Gamble Co. (The)	(5,902)	(381,092)

Total		(787,307)
Tobacco (0.1)%
Reynolds American, Inc.	(3,600)	(150,696)

TOTAL CONSUMER STAPLES		(2,305,942)
ENERGY (0.9)%
Energy Equipment & Services (0.5)%
CARBO Ceramics, Inc.	(998)	(142,036)
Core Laboratories NV(b)	(2,700)	(313,335)
Exterran Holdings, Inc.(a)	(26,755)	(306,612)
Tidewater, Inc.	(5,508)	(277,603)

Total		(1,039,586)
Oil, Gas & Consumable Fuels (0.4)%
EOG Resources, Inc.	(3,213)	(333,317)
Range Resources Corp.	(4,721)	(338,543)
Suncor Energy, Inc.(b)	(6)	(180)

Total		(672,040)
TOTAL ENERGY		(1,711,626)
FINANCIALS (1.9)%
Capital Markets (0.5)%
Bank of New York Mellon Corp. (The)	(38)	(739)
Charles Schwab Corp. (The)	(17,312)	(207,052)
Jefferies Group, Inc.	(11,017)	(126,034)
Legg Mason, Inc.	(6,164)	(163,531)
Morgan Stanley	(10,361)	(153,239)
Northern Trust Corp.	(7,025)	(264,351)

Total		(914,946)

Issuer	Shares	Value
Common Stocks (continued)
FINANCIALS (cont.)
Commercial Banks (0.2)%
City National Corp.	(2,885)	$(122,382)
KeyCorp	(16,066)	(117,121)
Regions Financial Corp.	(38,953)	(160,097)

Total		(399,600)
Insurance (0.3)%
Allstate Corp. (The)	(4,524)	(121,198)
Arch Capital Group Ltd.(a)(b)	(6,426)	(242,710)
StanCorp Financial Group, Inc.	(6,295)	(221,962)

Total		(585,870)
Real Estate Investment Trusts (REITs) (0.9)%
BRE Properties, Inc.	(4,459)	(216,975)
Corporate Office Properties Trust	(9,246)	(192,779)
Essex Property Trust, Inc.	(1,901)	(252,548)
General Growth Properties, Inc.	(17,115)	(240,979)
Healthcare Realty Trust, Inc.	(14,164)	(249,570)
ProLogis, Inc.	(8,590)	(238,974)
Regency Centers Corp.	(4,656)	(173,017)
Washington Real Estate Investment Trust	(7,279)	(198,061)

Total		(1,762,903)
TOTAL FINANCIALS		(3,663,319)
HEALTH CARE (2.0)%
Biotechnology (0.7)%
Amgen, Inc.	(2,489)	(144,138)
BioMarin Pharmaceutical, Inc.(a)	(6,295)	(217,933)
Immunogen, Inc.(a)	(20,788)	(252,574)
Incyte Corp., Ltd.(a)	(10,623)	(146,279)
Isis Pharmaceuticals, Inc.(a)	(42,625)	(316,277)
Regeneron Pharmaceuticals, Inc.(a)	(3,147)	(186,995)

Total		(1,264,196)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(3,344)	(246,720)
Stryker Corp.	(5,836)	(284,972)

Total		(531,692)
Health Care Providers & Services (0.5)%
Laboratory Corp. of America Holdings(a)	(4,524)	(387,797)
LifePoint Hospitals, Inc.(a)	(8,197)	(321,568)
Patterson Companies, Inc.	(6,820)	(205,759)
Quest Diagnostics, Inc.	(2,490)	(146,064)

Total		(1,061,188)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.(a)	(1,715)	(274,057)
Pharmaceuticals (0.4)%
Eli Lilly & Co.	(5,982)	(226,419)
Novartis AG, ADR(b)	(6,295)	(340,685)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)
HEALTH CARE (cont.)
Pharmaceuticals (cont.)
Shire PLC, ADR(b)	(1,511)	$(153,095)
Watson Pharmaceuticals, Inc.(a)	(2,200)	(142,164)

Total		(862,363)
TOTAL HEALTH CARE		(3,993,496)
INDUSTRIALS (1.7)%
Aerospace & Defense (0.2)%
Spirit Aerosystems Holdings, Inc., Class A(a)	(12,000)	(234,120)
Textron, Inc.	(6,688)	(129,948)

Total		(364,068)
Building Products (0.1)%
Masco Corp.	(27,214)	(260,710)
Commercial Services & Supplies (0.2)%
Cintas Corp.	(6,951)	(211,311)
Stericycle, Inc.(a)	(3,213)	(260,317)

Total		(471,628)
Construction & Engineering (0.5)%
Jacobs Engineering Group, Inc.(a)	(10,754)	(446,721)
Quanta Services, Inc.(a)	(21,312)	(438,814)

Total		(885,535)
Industrial Conglomerates (0.1)%
Danaher Corp.	(5,115)	(247,464)
Machinery (0.2)%
PACCAR, Inc.	(8,525)	(345,859)
Professional Services (0.1)%
IHS, Inc., Class A(a)	(2,510)	(221,834)
Road & Rail (0.1)%
Kansas City Southern(a)	(3,803)	(258,718)
Trading Companies & Distributors (0.2)%
Watsco, Inc.	(5,115)	(324,802)
TOTAL INDUSTRIALS		(3,380,618)

Issuer	Shares	Value
Common Stocks (continued)
INFORMATION TECHNOLOGY (2.1)%
Communications Equipment (0.2)%
Juniper Networks, Inc.	(7,016)	$(159,334)
Nokia OYJ, ADR(b)	(23,542)	(136,308)

Total		(295,642)
Computers & Peripherals (0.1)%
Lexmark International, Inc., Class A	(6,951)	(232,580)
Electronic Equipment, Instruments & Components (0.1)%
Ingram Micro, Inc., Class A(a)	(12,328)	(222,027)
Internet Software & Services (0.2)%
Akamai Technologies, Inc.(a)	(12,656)	(365,885)
IT Services (0.4)%
Computer Sciences Corp.	(6,590)	(160,994)
Paychex, Inc.	(13,246)	(385,591)
SAIC, Inc.(a)	(17,706)	(213,357)

Total		(759,942)
Semiconductors & Semiconductor Equipment (0.7)%
Amkor Technology, Inc.(a)	(55,806)	(247,779)
International Rectifier Corp.(a)	(6,164)	(129,629)
Intersil Corp., Class A	(18,296)	(194,486)
Microchip Technology, Inc.	(3,848)	(134,334)
Silicon Laboratories, Inc.(a)	(6,754)	(291,908)
TriQuint Semiconductor, Inc.(a)	(22,034)	(96,288)
Xilinx, Inc.	(8,777)	(287,096)

Total		(1,381,520)
Software (0.4)%
ANSYS, Inc.(a)	(8,066)	(499,850)
SAP AG, ADR(b)	(4,524)	(271,259)

Total		(771,109)
TOTAL INFORMATION TECHNOLOGY		(4,028,705)
MATERIALS (0.8)%
Chemicals (0.2)%
Praxair, Inc.	(3,213)	(327,726)

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS (cont.)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(2,754)	$(215,528)
Containers & Packaging (0.2)%
Sonoco Products Co.	(9,967)	(323,728)
Metals & Mining (0.2)%
Alcoa, Inc.	(23,465)	(235,119)
United States Steel Corp.	(7,047)	(192,383)

Total		(427,502)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(10,829)	(323,246)
TOTAL MATERIALS		(1,617,730)
UTILITIES (0.8)%
Electric Utilities (0.3)%
FirstEnergy Corp.	(6,623)	(294,525)
Pepco Holdings, Inc.	(16,000)	(316,480)

Total		(611,005)
Multi-Utilities (0.5)%
Ameren Corp.	(7,279)	(246,103)
Consolidated Edison, Inc.	(6,164)	(366,265)
Integrys Energy Group, Inc.	(7,279)	(374,795)

Total		(987,163)
TOTAL UTILITIES		(1,598,168)
Total Common Stocks
(Proceeds: $27,369,446)		$(27,943,335)
Total Investments Sold Short
(Proceeds: $27,369,446)		$(27,943,335)
Total Investments, Net of Investments Sold Short		$176,296,933
Other Assets & Liabilities, Net		18,672,930
Net Assets		$194,969,863

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Investments in Derivatives

At November 30, 2011, $8,615,482 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at November 30, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Euro (Euribor)	(1)	$(332,667)	June 2012	$—	$(184)
3-Month Euro Swiss Franc	(46)	(12,591,342)	June 2012	2,912	—
3-Month Euroyen	(923)	(296,470,313)	June 2012	42,760	—
90-Day Australian Dollar	77	79,242,276	June 2012	573,962	—
90-Day Sterling	(12)	(2,327,464)	June 2012	—	(3,047)
90-Day Eurodollar	(21)	(5,216,400)	June 2012	1,000	—
Australian Dollar Currency	(6)	(614,340)	Dec. 2011	—	(1,147,965)
Australian SPI 200 Index	19	2,009,648	Dec. 2011	—	(89,511)
Australian Treasury Bond, 10-year	(145)	(14,320,551)	Dec. 2011	—	(88,025)
Australian Treasury Bond, 10-year	9	888,862	Dec. 2011	—	(167)
British Pound Currency	(19)	(1,864,019)	Dec. 2011	13,167	—
CAC 40 10 Euro	13	550,420	Dec. 2011	38,883	—
Canadian Bank Acceptance	27	6,678,450	June 2012	129,889	—
Canadian Dollar Currency	(5)	(490,050)	Dec. 2011	—	(6,398)
Canadian Government Bond, 10-year	(4)	(517,751)	March 2012	—	(1,031)
DAX Index	(2)	(408,653)	Dec. 2011	—	(6,612)
Dow Jones EURO STOXX 50	14	437,562	Dec. 2011	27,313	—
E-Mini S&P 500 Index	(1,246)	(77,625,800)	Dec. 2011	—	(4,129,241)
Euro-Bund, 10-year	105	18,880,456	Dec. 2011	—	(184,287)
Euro FX Currency	(11)	(1,847,450)	Dec. 2011	37,119	—
FTSE 100 Index	(5)	(430,899)	Dec. 2011	—	(7,036)
Hang Seng Index	(2)	(232,753)	Dec. 2011	—	(840)
IBEX-35 Index	10	1,135,493	Dec. 2011	32,293	—
Japanese Government Bond, 10-year	10	18,278,752	Dec. 2011	—	(116,505)
Japanese Yen Currency	30	4,837,125	Dec. 2011	1,389	—
MSCI Singapore Index	(11)	(524,745)	Dec. 2011	—	(5,243)
OMSX30 Swedish Index	(22)	(320,228)	Dec. 2011	—	(23,665)
S&P 500 Index	2	623,000	Dec. 2011	5,243	—
S&P/TSE 60 Index	(12)	(1,634,198)	Dec. 2011	—	(16,461)
Swiss Franc Currency	(17)	(2,328,150)	Dec. 2011	25,455	—
TOPIX Index	7	656,588	Dec. 2011	—	(26,530)
U.S. Treasury Note, 2-year	22	4,851,000	April 2012	3,060	—
U.S. Treasury Long Bond, 20-year	(35)	(4,956,875)	Dec. 2011	18,533	—
U.S. Treasury Long Bond, 20-year	(4)	(565,500)	March 2012	1,367	—
United Kingdom Long GILT, 10-year	12	2,136,843	March 2012		(436)
Total				$954,345	$(5,853,184)

Interest Rate Swap Contracts Outstanding at November 30, 2011

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Barclays	3-Month NZD-BBR-FRA	Pay	4.720%	Dec. 21, 2021	13,300,000 (NZD	)	$313,079	$—
Barclays	3-Month CIBOR	Pay	1.260	Dec. 21, 2012	603,000,000 (DKK	)	280,995	—
Barclays	3-Month LIBOR	Pay	2.328	Dec. 21, 2021	52,000,000 (NOK	)	41,779	—
Barclays	6-Month LIBOR	Pay	1.480	Dec. 21, 2021	22,900,000 (CHF	)	267,168	—
Total							$903,021	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Dec. 16, 2011	37,776,000 (MXN)	2,750,537 (USD)	$—	$(16,447)
J.P. Morgan Securities, Inc.	Dec. 16, 2011	4,455,000 (PLN)	1,362,115 (USD)	35,659	—
J.P. Morgan Securities, Inc.	Dec. 16, 2011	4,710,000 (PLN)	1,383,605 (USD)	—	(18,777)
Deutsche Bank	Dec. 16, 2011	1,354,385 (USD)	1,545,895,000 (KRW)	—	(2,947)
Citigroup Global Markets, Inc.	Dec. 16, 2011	2,711,477 (USD)	83,842,000 (RUB)	11,366	—
UBS Securities LLC	Dec. 16, 2011	2,643,310 (USD)	4,791,000 (TRY)	—	(31,636)
UBS Securities LLC	Dec. 16, 2011	113,630 (USD)	212,000 (TRY)	1,936	—
Goldman, Sachs & Co.	Dec. 19, 2011	11,296,000 (ZAR)	1,337,755 (USD)	—	(50,503)
Barclays Bank PLC	Dec. 21, 2011	8,500,000 (NOK)	1,499,660 (USD)	29,345	—
Barclays Bank PLC	Dec. 21, 2011	1,400,000 (NZD)	1,103,228 (USD)	11,546	—
Barclays Bank PLC	Dec. 21, 2011	4,900,000 (SGD)	3,830,220 (USD)	6,966	—
Barclays Bank PLC	Dec. 21, 2011	1,505,243 (USD)	8,500,000 (NOK)	—	(34,928)
Barclays Bank PLC	Dec. 21, 2011	1,105,664 (USD)	1,400,000 (NZD)	—	(13,981)
Barclays Bank PLC	Dec. 21, 2011	3,820,871 (USD)	4,900,000 (SGD)	2,325	—
Citigroup Global Markets, Inc.	Jan. 11, 2012	4,656,000 (CHF)	5,054,058 (USD)	—	(48,353)
Goldman, Sachs & Co.	Jan. 11, 2012	6,309,000 (EUR)	8,426,616 (USD)	—	(54,275)
J.P. Morgan Securities, Inc.	Jan. 11, 2012	263,208,000 (JPY)	3,371,954 (USD)	—	(25,241)
Barclays Bank PLC	Jan. 11, 2012	3,373,443 (USD)	3,482,000 (CAD)	36,895	—
Deutsche Bank	Jan. 11, 2012	5,034,717 (USD)	29,657,000 (NOK)	90,360	—
State Street Brokerage & Trust Company	Jan. 11, 2012	8,407,815 (USD)	11,157,000 (NZD)	278,653	—
Barclays Bank PLC	Jan. 25, 2012	4,794,077 (USD)	26,500,000 (DKK)	—	(3,247)
Total				$505,051	$(300,335)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $8,148,061 or 4.18% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $6,921,890 or 3.55% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(g)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$50,980,775	$417,218,660	$(382,786,140)	$—	$85,413,295	$71,434	$85,413,295

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
Currency Legend
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NA V for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measur ement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$13,713,731	$—	$—	$13,713,731
Consumer Staples	10,889,939	—	—	10,889,939
Energy	11,114,122	—	—	11,114,122
Financials	12,399,756	—	—	12,399,756
Health Care	15,156,227	—	—	15,156,227
Industrials	10,621,469	—	—	10,621,469
Information Technology	20,511,554	—	—	20,511,554
Materials	4,130,324	—	—	4,130,324
Telecommunication Services	2,231,941	—	—	2,231,941
Utilities	3,194,871	—	—	3,194,871
Common Stocks — Investments Sold Short
Consumer Discretionary	(5,643,731)	—	—	(5,643,731)
Consumer Staples	(2,305,942)	—	—	(2,305,942)
Energy	(1,711,626)	—	—	(1,711,626)
Financials	(3,663,319)	—	—	(3,663,319)
Health Care	(3,993,496)	—	—	(3,993,496)
Industrials	(3,380,618)	—	—	(3,380,618)
Information Technology	(4,028,705)	—	—	(4,028,705)
Materials	(1,617,730)	—	—	(1,617,730)
Utilities	(1,598,168)	—	—	(1,598,168)
Convertible Preferred Stocks
Energy	—	39,071	—	39,071
Financials	402,640	657,617	—	1,060,257
Industrials	—	150,563	—	150,563
Information Technology	—	127,750	—	127,750
Utilities	—	346,837	—	346,837
Total Equity Securities	76,423,239	1,321,838	—	77,745,077
Bonds
Corporate Bonds & Notes	—	566,400	—	566,400
Convertible Bonds	—	6,782,758	—	6,782,758
Residential Mortgage-Backed Securities — Non-Agency	—	2,042,382	3,711,990	5,754,372
Total Bonds	—	9,391,540	3,711,990	13,103,530
Other
Exchange-Traded Funds	35,031	—	—	35,031
Money Market Funds	85,413,295	—	—	85,413,295
Total Other	85,448,326	—	—	85,448,326
Investments in Securities	161,871,565	10,713,378	3,711,990	176,296,933
Derivatives(c)
Assets
Futures Contracts	954,345	—	—	954,345
Forward Foreign Currency Exchange Contracts	—	505,051	—	505,051
Swap Contracts	—	903,021	—	903,021
Liabilities
Futures Contracts	(5,853,184)	—	—	(5,853,184)
Forward Foreign Currency Exchange Contracts	—	(300,335)	—	(300,335)
Total	$156,972,726	$11,821,115	$3,711,990	$172,505,831

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	17

Portfolio of Investments (continued))

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued using the valuation technique deemed the most appropriate in the circumstances. Certain Mortgage-Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities – Non-Agency
Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	2,234
Change in unrealized appreciation (depreciation)*	(368)
Sales	(846,409)
Purchases	3,836,479
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2011	$3,711,990

*Change	in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(368).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Assets
Investments, at value
Unaffiliated issuers (identified cost $117,225,509)	$118,826,973
Affiliated issuers (identified cost $85,413,295)	85,413,295
Total investments (identified cost $202,638,804)	204,240,268
Foreign currency (identified cost $330)	309
Cash collateral held at broker	27,211,177
Margin deposits on futures contracts	8,615,482
Unrealized appreciation on forward foreign currency exchange contracts	505,051
Unrealized appreciation on swap contracts	903,021
Receivable for:
Investments sold	1,280,524
Capital shares sold	263,423
Dividends	324,902
Interest	92,504
Reclaims	184
Expense reimbursement due from Investment Manager	11,155
Prepaid expense	5,630
Total assets	243,453,630
Liabilities
Securities sold short, at value (proceeds $27,369,446)	27,943,335
Disbursements in excess of cash	51,597
Unrealized depreciation on forward foreign currency exchange contracts	300,335
Payable for:
Investments purchased	1,265,208
Capital shares purchased	15,123,565
Dividends and interest on securities sold short	56,353
Variation margin on futures contracts	3,676,304
Investment management fees	4,708
Distribution fees	602
Transfer agent fees	16,520
Administration fees	459
Other expenses	44,781
Total liabilities	48,483,767
Net assets applicable to outstanding capital stock	$194,969,863

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	19

Statement of Assets and Liabilities (continued)

November 30, 2011 (Unaudited)
Represented by
Paid-in capital	$195,572,147
Excess of distributions over net investment income	(171,740)
Accumulated net realized gain	2,374,558
Unrealized appreciation (depreciation) on:
Investments	1,601,464
Foreign currency translations	(41,575)
Forward foreign currency exchange contracts	204,716
Futures contracts	(4,898,839)
Securities sold short	(573,889)
Swap contracts	903,021
Total — representing net assets applicable to outstanding capital stock	$194,969,863
Net assets applicable to outstanding shares
Class A	$40,300,907
Class B	$154,025
Class C	$4,513,070
Class I	$119,165,004
Class R	$2,473
Class W	$29,483,563
Class Z	$1,350,821
Shares outstanding
Class A	4,067,738
Class B	15,620
Class C	457,371
Class I	12,001,507
Class R	250
Class W	2,977,012
Class Z	136,144
Net asset value per share
Class A(a)	$9.91
Class B	$9.86
Class C	$9.87
Class I	$9.93
Class R	$9.89
Class W	$9.90
Class Z	$9.92

(a)	The maximum offering price per share for Class A is $10.22. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended November 30, 2011 (Unaudited)
Net investment income
Income:
Dividends	$780,995
Interest	188,340
Dividends from affiliates	71,434
Foreign taxes withheld	(9,379)
Total income	1,031,390
Expenses:
Investment management fees	707,297
Distribution fees
Class A	32,781
Class B	597
Class C	15,528
Class R	6
Class W	32,603
Transfer agent fees
Class A	42,815
Class B	197
Class C	5,059
Class R	4
Class W	43,695
Class Z	1,371
Administration fees	69,005
Compensation of board members	4,795
Custodian fees	40,568
Printing and postage fees	20,001
Registration fees	23,967
Professional fees	22,769
Dividends and interest on securities sold short	182,842
Other	7,899
Total expenses	1,253,799
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,634)
Total net expenses	1,188,165
Net investment loss	(156,775)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,930,084)
Foreign currency transactions	122,463
Forward foreign currency exchange contracts	(452,521)
Futures contracts	4,652,441
Securities sold short	831,871
Swap contracts	(191,382)
Increase from payment by affiliate (see Note 6)	293,521
Net realized gain	2,326,309
Net change in unrealized appreciation (depreciation) on:
Investments	1,206,359
Foreign currency translations	(45,308)
Forward foreign currency exchange contracts	123,848
Futures contracts	(4,812,776)
Securities sold short	(473,873)
Swap contracts	903,021
Net change in unrealized depreciation	(3,098,729)
Net realized and unrealized loss	(772,420)
Net decrease in net assets from operations	$(929,195)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	21

Statement of Changes in Net Assets

	Six months ended November 30, 2011 (Unaudited)	Year ended May 31, 2011(a)
Operations
Net investment loss	$(156,775)	$(35,840)
Net realized gain (loss)	2,326,309	(264,539)
Net change in unrealized appreciation (depreciation)	(3,098,729)	293,627
Net decrease in net assets resulting from operations	(929,195)	(6,752)
Increase (decrease) in net assets from share transactions	123,704,235	72,201,575
Total increase in net assets	122,775,040	72,194,823
Net assets at beginning of period	72,194,823	—
Net assets at end of period	$194,969,863	$72,194,823
Excess of distributions over net investment income	$(171,740)	$(14,965)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	3,221,012	31,997,998	1,133,355	11,314,610
Redemptions	(285,127)	(2,831,789)	(1,502)	(15,014)
Net increase	2,935,885	29,166,209	1,131,853	11,299,596
Class B shares
Subscriptions	15,164	150,379	6,195	61,869
Redemptions	(5,739)	(56,947)	—	—
Net increase	9,425	93,432	6,195	61,869
Class C shares
Subscriptions	340,723	3,382,407	135,268	1,349,698
Redemptions	(18,620)	(184,501)	—	—
Net increase	322,103	3,197,906	135,268	1,349,698
Class I shares
Subscriptions	11,085,104	110,281,444	5,932,954	59,282,823
Redemptions	(5,000,548)	(49,807,332)	(16,003)	(159,586)
Net increase	6,084,556	60,474,112	5,916,951	59,123,237
Class R shares
Subscriptions	—	—	250	2,500
Net increase	—	—	250	2,500
Class W shares
Subscriptions	5,596,819	55,706,786	250	2,500
Redemptions	(2,620,057)	(25,926,727)	—	—
Net increase	2,976,762	29,780,059	250	2,500
Class Z shares
Subscriptions	106,524	1,058,384	36,230	362,175
Redemptions	(6,610)	(65,867)	—	—
Net increase	99,914	992,517	36,230	362,175
Total net increase	12,428,645	123,704,235	7,226,997	72,201,575

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment, sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class A
Per share data
Net asset value, beginning of period	$9.98		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized loss	(0.06)		(0.01	)(b)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.07)		(0.02)
Net asset value, end of period	$9.91		$9.98
Total return	(0.70%	)(c)	(0.20%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.84%	(e)	3.83%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.60%	(e)	1.57%	(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.62%	(e)	3.83%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.38%	(e)	1.57%	(e)
Net investment loss	(0.34%	)(e)	(0.67%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$40,301		$11,301
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class B
Per share data
Net asset value, beginning of period	$9.97		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.02)
Net realized and unrealized loss	(0.06)		(0.01	)(b)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.11)		(0.03)
Net asset value, end of period	$9.86		$9.97
Total return	(1.10%	)(c)	(0.30%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.60%	(e)	4.21%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.34%	(e)	2.32%	(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.39%	(e)	4.21%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.13%	(e)	2.32%	(e)
Net investment loss	(1.13%	)(e)	(1.41%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$154		$62
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class C
Per share data
Net asset value, beginning of period	$9.98		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.02)
Net realized and unrealized gain (loss)	(0.07)		(0.00	)(b)(c)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.11)		(0.02)
Net asset value, end of period	$9.87		$9.98
Total return	(1.10%	)(d)	(0.20%	)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.59%	(f)	4.81%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	2.35%	(f)	2.35%	(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.37%	(f)	4.81%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	2.13%	(f)	2.35%	(f)
Net investment loss	(1.09%	)(f)	(1.41%	)(f)
Supplemental data
Net assets, end of period (in thousands)	$4,513		$1,350
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.
(d)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(.00)		(0.01)
Net realized and unrealized gain (loss)	(0.07)		(0.00	)(b)(c)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.06)		(0.01)
Net asset value, end of period	$9.93		$9.99
Total return	(0.60%	)(d)	(0.10%	)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.26%	(f)	2.92%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.26%	(f)	1.22%	(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.05%	(f)	2.92%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.05%	(f)	1.22%	(f)
Net investment loss	(0.08%	)(f)	(0.37%	)(f)
Supplemental data
Net assets, end of period (in thousands)	$119,165		$59,115
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.
(d)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$9.98		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain (loss)	(0.06)		(0.00	)(b)(c)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.09)		(0.02)
Net asset value, end of period	$9.89		$9.98
Total return	(0.90%	)(d)	(0.20%	)
Ratios to average net assets(e)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.11%	(f)	3.32%	(f)
Net expenses after fees waived or expenses reimbursed (including interest expense)(g)	1.81%	(f)	1.75%	(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.93%	(f)	3.32%	(f)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(g)	1.63%	(f)	1.75%	(f)
Net investment loss	(0.72%	)(f)	(0.98%	)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.
(d)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(e)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.
(g)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	2011 Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class W
Per share data
Net asset value, beginning of period	$9.98		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized loss	(0.07)		(0.01	)(b)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.08)		(0.02)
Net asset value, end of period	$9.90		$9.98
Total return	(0.80%	)(c)	(0.20%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.82%	(e)	3.05%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.59%	(e)	1.50%	(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.60%	(e)	3.05%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.37%	(e)	1.50%	(e)
Net investment loss	(0.37%	)(e)	(0.73%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$29,484		$2
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Nov 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
Class Z
Per share data
Net asset value, beginning of period	$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.00)		(0.01)
Net realized and unrealized gain (loss)	(0.08)		(0.00	)(b)(c)
Increase from payments by affiliate	0.01		—
Total from investment operations	(0.07)		(0.01)
Net asset value, end of period	$9.92		$9.99
Total return	(0.70%	)(d)	(0.10%	)
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.59%	(e)	3.36%	(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.36%	(e)	1.30%	(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.36%	(e)	3.36%	(e)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.13%	(e)	1.30%	(e)
Net investment loss	(0.06%	)(e)	(0.45%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$1,351		$362
Portfolio turnover	93%		16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to less than $0.01.
(d)

During the period ended November 30, 2011, the Investment Manager reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.13%.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Absolute Return Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares, which are available by exchange only, may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

28	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts primarily for the purposes of gaining a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, manage exposure to the securities market, and to gain a mix of market exposures to interest rates, equity indices, foreign currencies, and sovereign debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Transactions

The Fund entered into interest rate swap transactions to produce incremental earnings, and to gain exposure to or protect itself from market rate changes, to synthetically add or subtract principal exposure to a market and to gain a mix of market exposure to interest rates. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$103,732	*	Net assets — unrealized depreciation on futures contracts	$4,305,139	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	505,051		Unrealized depreciation on forward foreign currency exchange contracts	300,335
Foreign exchange contracts	Net assets — unrealized appreciation on futures contracts	77,130	*	Net assets — unrealized depreciation on futures contracts	1,154,363	*
Interest rate contracts	Unrealized appreciation on swap contracts	903,021		Unrealized depreciation on swap contracts	—
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	773,483	*	Net assets — unrealized depreciation on futures contracts	393,682	*
Total		$2,362,417			$6,153,519

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

30	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Equity contracts	$—	$4,553,461	$—	$4,553,461
Foreign exchange contracts	(452,521)	(4,869)	—	$(457,390)
Interest rate contracts	—	103,849	(191,382)	$(191,382)
Total	$(452,521)	$4,652,441	$(191,382)	$3,904,689

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Equity contracts	$—	$(4,098,880)	$—	$(4,098,880)
Foreign exchange contracts	123,848	(1,036,451)	—	$(912,603)
Interest rate contracts	—	322,555	903,021	$1,225,576
Total	$123,848	$(4,812,776)	$903,021	$(3,785,907)

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Contracts Opened
Forward Foreign Currency Exchange Contracts	302
Futures Contracts	10,774
Swap Contracts	16

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those

32	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.70%as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.82% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $701.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.33%
Class B	0.33
Class C	0.33
Class R	0.33
Class W	0.34
Class Z	0.33

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, no minimum account balance fees were charged by the Fund

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $10,000 and $35,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $39,042 for Class A, $1,453 for Class B, $1,042 for Class C shares for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.13
Class C	2.13
Class I	1.06
Class R	1.63
Class W	1.38
Class Z	1.13

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $202,639,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,837,000
Unrealized depreciation	(3,236,000)
Net unrealized appreciation	$1,601,000

34	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $141,486,507 and $62,234,829, respectively, for the six months ended November 30, 2011.

Note 6. Payments by Affiliates

During the six months ended November 30, 2011, the Investment Manager reimbursed the Fund $293,521 for a loss on a trading error.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2011 one unaffiliated shareholder account owned 14.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 54.9% of the outstanding shares of the Fund. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Note 10. Significant Risks

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

36	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	37

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

38	COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment
Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6439 A (1/12
)

Semiannual Report

Columbia Absolute Return Enhanced Multi-Strategy Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Absolute
Return Enhanced Multi-Strategy Fund seeks to provided shareholders with positive (absolute) returns.

Not FDIC insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>

  Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) Class A shares returned -0.60% (excluding sales charge) for the six months ended
November 30, 2011.

>

  The Fund underperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which rose 0.02% during the same period.

>

The Fund outperformed the Standard & Poor’s 500® Index, which fell 6.25% for the same time period.

>

The Fund underperformed the Barclays Capital U.S. Aggregate Bond Index, which gained 3.54% for the six months.

>

The Fund outperformed its Blended Index, which decreased 2.18% for the six-month period.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)

6 months*

Since Inception 3/31/2011*

  Columbia Absolute Return Enhanced Multi-Strategy Fund Class A (excluding sales charge)

-0.60
%

-1.40
%

Citigroup 3-Month U.S. Treasury Bill Index(1) (unmanaged)

+0.02
%

+0.04
%

S&P 500 Index(2) (unmanaged)

-6.25
%

-4.57
%

Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)

+3.54
%

+6.22
%

Blended Index(4) (unmanaged)

-2.18
%

-0.10
%

*
Not annualized.

The performance information shown represents
past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of
sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Citigroup 3-month U.S. Treasury
Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices. It is unmanaged and unavailable for investment. They are unmanaged and unavailable for investment.

(2)

The Standard & Poor’s 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance.
The index reflects reinvestment of all distributions and changes in market prices.

(3)

The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4)
The Blended Index consists of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2011

Without sales charge

6 months*

Since inception*

Class A (inception 3/31/11)

-0.60
%

-1.40
%

Class B (inception 3/31/11)

-0.91
%

-1.90
%

Class C (inception 3/31/11)

-0.91
%

-1.80
%

Class I (inception 3/31/11)

-0.38
%

-1.15
%

Class R (inception 3/31/11)

-0.71
%

-1.60
%

Class W (inception 3/31/11)

-0.60
%

-1.40
%

Class Z (inception 3/31/11)

-0.40
%

-1.20
%

With sales charge

Class A (inception 3/31/11)

-6.36
%

-7.07
%

Class B (inception 3/31/11)

-5.86
%

-6.81
%

Class C (inception 3/31/11)

-1.90
%

-2.78
%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*

Not annualized.

4

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

PORTFOLIO BREAKDOWN(1) (at November 30,
2011)

Long

Short

Net

Stocks

40.1
%

(10.8
)%

29.3
%

Consumer Discretionary

5.3

(2.2
)

3.1

Consumer Staples

4.2

(0.9
)

3.3

Energy

4.3

(0.7
)

3.6

Financials

4.8

(1.4
)

3.4

Health Care

5.8

(1.5
)

4.3

Industrials

4.1

(1.3
)

2.8

Information Technology

7.9

(1.6
)

6.3

Materials

1.6

(0.6
)

1.0

Telecommunication Services

0.9

—

0.9

Utilities

1.2

(0.6
)

0.6

Convertible Preferred Stocks

0.6

—

0.6

Energy

0.0
*

—

0.0
*

Financials

0.3

—

0.3

Industrials

0.1

—

0.1

Information Technology

0.1

—

0.1

Utilities

0.1

—

0.1

Bonds

6.7

—

6.7

Corporate Bonds & Notes

0.2

—

0.2

Convertible Bonds

2.9

—

2.9

Residential Mortgage-Backed Securities — Non-Agency

3.6

—

3.6

Exchange-Traded Funds

0.0
*

—

0.0
*

Short-term investments segregated in connection with open derivatives contracts(2)

63.4

—

63.4

Total

110.8
%

(10.8
)%

100.0
%

*
Rounds to less than 0.1%.

(1)
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)

Includes investments in an affiliated money market fund (amounting to $64.6 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives, which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

TOP TEN HOLDINGS(1) — Long Positions (at
November 30, 2011)

Castle Peak Loan Trust 6.250% 2052

4.7
%

DKR Mortgage Asset Trust 5.750% 2040

2.1

Philip Morris International, Inc.

1.9

International Business Machines Corp.

1.7

Exxon Mobil Corp.

1.6

Chevron Corp.

1.5

Pfizer, Inc.

1.4

Apple, Inc.

1.4

JPMorgan Chase & Co.

1.2

Google, Inc., Class A

1.2

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

5

Your Fund at a Glance (continued)

TOP TEN HOLDINGS(2) — Short Positions (at
November 30, 2011)

ANSYS, Inc.

(0.4
)%

ConAgra Foods, Inc.

(0.4
)

Jacobs Engineering Group, Inc.

(0.4
)

American Eagle Outfitters, Inc.

(0.4
)

Quanta Services, Inc.

(0.4
)

Church & Dwight Co., Inc.

(0.3
)

Laboratory Corp. of America Holdings

(0.3
)

Paychex, Inc.

(0.3
)

Marriott International, Inc., Class A

(0.3
)

Procter & Gamble Co. (The)

(0.3
)

(1)
Percentages indicated are based upon total long investments.

(2)
Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

6

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Fund Expense Example

(Unaudited)

Understanding your expenses

As a
shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the
“Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical”
column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all
mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2011 - November 30, 2011

Account value at the beginning of the period ($)

Account value at the end of the period ($)

Expenses paid during the period ($)

Fund’s    annualized    expense    ratio (%)

Actual

Hypothetical

Actual

Hypothetical

Actual

Hypothetical

Actual

Class A

1,000.00

1,000.00

994.00

1,016.95

8.03

8.12

1.61

Class B

1,000.00

1,000.00

990.90

1,013.20

11.75

11.88

2.36

Class C

1,000.00

1,000.00

990.90

1,013.20

11.75

11.88

2.36

Class I

1,000.00

1,000.00

996.20

1,018.55

6.44

6.51

1.29

Class R

1,000.00

1,000.00

992.90

1,015.85

9.12

9.22

1.83

Class W

1,000.00

1,000.00

994.00

1,016.85

8.13

8.22

1.63

Class Z

1,000.00

1,000.00

996.00

1,018.20

6.79

6.86

1.36

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia
Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

7

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer

Shares

Value

Common Stocks 34.2%

CONSUMER DISCRETIONARY 4.5%

Auto Components 0.3%

Delphi Automotive PLC

4,300

$89,612

Johnson Controls, Inc.

5,659

178,145

Tenneco, Inc.(a)

1,962

56,819

TRW Automotive Holdings Corp.(a)

2,169

70,840

Total

395,416

Automobiles 0.1%

  General Motors
Co.(a)

5,268

112,156

Biotechnology —%

Inhibitex, Inc.

2,493

36,398

Hotels, Restaurants & Leisure 0.7%

Bally Technologies, Inc.(a)

3,941

151,098

Cheesecake Factory, Inc. (The)(a)

2,349

66,618

Chipotle Mexican Grill, Inc.(a)

406

130,553

Las Vegas Sands Corp.(a)

4,602

214,959

McDonald’s Corp.

2,510

239,755

Tim Hortons, Inc.

1,730

87,452

Total

890,435

Household Durables 0.1%

Newell Rubbermaid, Inc.

6,949

106,320

Internet & Catalog Retail 0.6%

Amazon.com, Inc.(a)

907

174,407

Expedia, Inc.

4,648

129,284

priceline.com, Inc.(a)

720

349,841

Total

653,532

Leisure Equipment & Products 0.1%

Mattel, Inc.

2,830

81,532

Media 1.1%

CBS Corp., Class B Non Voting

2,230

58,069

Comcast Corp., Class A

15,596

353,561

  Discovery Communications,
Inc., Class A(a)

2,667

111,961

DISH Network Corp., Class A

6,920

170,024

McGraw-Hill Companies, Inc. (The)

1,850

78,995

Meredith Corp.

2,380

69,020

News Corp., Class A

6,700

116,848

Time Warner, Inc.

4,230

147,289

Viacom, Inc., Class B

4,785

214,177

Total

1,319,944

Multiline Retail 0.4%

Family Dollar Stores, Inc.

573

34,047

Kohl’s Corp.

2,275

122,395

Macy’s, Inc.

3,333

107,756

Nordstrom, Inc.

1,560

70,637

Target Corp.

2,510

132,277

Total

467,112

Specialty Retail 0.9%

Best Buy Co., Inc.

1,859

50,360

Childrens Place Retail Stores, Inc. (The)(a)

2,091

112,642

Foot Locker, Inc.

3,782

89,217

GameStop Corp., Class A(a)

4,235

97,913

Home Depot, Inc. (The)

6,950

272,579

Limited Brands, Inc.

5,732

242,636

TJX Companies, Inc.

3,322

204,968

Total

1,070,315

Issuer

Shares

Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (cont.)

Textiles, Apparel & Luxury Goods 0.2%

Fossil, Inc.(a)

867

$77,674

Lululemon Athletica, Inc.(a)

3,418

169,875

Total

247,549

TOTAL CONSUMER DISCRETIONARY

5,380,709

CONSUMER STAPLES 3.6%

Beverages 0.5%

Coca-Cola Co. (The)

1,790

120,342

Diageo PLC, ADR(b)

3,078

263,507

Dr. Pepper Snapple Group, Inc.

3,537

129,207

PepsiCo, Inc.

2,006

128,384

Total

641,440

Food & Staples Retailing 0.4%

CVS Caremark Corp.

5,417

210,396

Kroger Co. (The)

3,899

90,379

Safeway, Inc.

2,530

50,600

Wal-Mart Stores, Inc.

1,935

113,972

Total

465,347

Food Products 0.9%

Campbell Soup Co.

3,692

120,359

General Mills, Inc.

2,370

94,681

Green Mountain Coffee Roasters, Inc.(a)

3,893

204,110

HJ Heinz Co.

3,235

170,323

JM Smucker Co. (The)

428

32,519

Kraft Foods, Inc., Class A

4,832

174,677

Smithfield Foods, Inc.(a)

3,650

89,389

Tyson Foods, Inc., Class A

4,412

88,858

Unilever NV(b)

3,419

116,622

Total

1,091,538

Household Products 0.7%

Energizer Holdings, Inc.(a)

2,065

149,258

Kimberly-Clark Corp.

1,750

125,072

Procter & Gamble Co. (The)

7,738

499,643

Total

773,973

Personal Products 0.2%

Estee Lauder Companies, Inc. (The), Class A

1,675

197,616

Herbalife Ltd.(b)

740

40,922

Total

238,538

Tobacco 0.9%

Altria Group, Inc.

5,050

144,884

Philip Morris International, Inc.

12,140

925,554

Total

1,070,438

TOTAL CONSUMER STAPLES

4,281,274

ENERGY 3.7%

Energy Equipment & Services 1.0%

Baker Hughes, Inc.

2,334

127,460

Dresser-Rand Group, Inc.(a)

1,730

90,081

FMC Technologies, Inc.(a)

5,153

269,811

Halliburton Co.

2,105

77,464

National Oilwell Varco, Inc.

3,165

226,930

Oil States International, Inc.(a)

850

63,963

Schlumberger Ltd.(b)

1,250

94,163

Issuer

Shares

Value

Common Stocks (continued)

ENERGY (cont.)

Energy Equipment & Services (cont.)

Transocean Ltd.(b)

1,660

$71,131

Weatherford International Ltd.(a)(b)

8,138

123,372

Total

1,144,375

Oil, Gas & Consumable Fuels 2.7%

Anadarko Petroleum Corp.

13

1,057

Apache Corp.

2,705

268,985

Chevron Corp.

6,895

708,944

ConocoPhillips

4,001

285,351

Devon Energy Corp.

1,919

125,618

EOG Resources, Inc.

2,150

223,041

Exxon Mobil Corp.

9,387

755,090

Hess Corp.

1,136

68,410

Kinder Morgan, Inc.

4,315

127,292

Murphy Oil Corp.

705

39,424

Occidental Petroleum Corp.

2,429

240,228

Penn West Petroleum Ltd.(b)

2,380

43,364

Royal Dutch Shell PLC, ADR(b)

3,385

236,950

Whiting Petroleum Corp.(a)

2,479

115,298

Total

3,239,052

TOTAL ENERGY

4,383,427

FINANCIALS 4.1%

Capital Markets 1.1%

BlackRock, Inc.

2,384

410,144

Franklin Resources, Inc.

3,143

316,877

Goldman Sachs Group, Inc. (The)

1,592

152,609

Invesco Ltd.(b)

6,315

127,879

Northern Trust Corp.

1,960

73,755

State Street Corp.

3,719

147,458

T Rowe Price Group, Inc.

1,195

67,828

Total

1,296,550

Commercial Banks 0.6%

Huntington Bancshares, Inc.

14,151

74,293

PNC Financial Services Group, Inc.

4,021

217,978

U.S. Bancorp

7,074

183,358

Wells Fargo & Co.

8,460

218,776

Total

694,405

Consumer Finance 0.1%

American Express Co.

2,825

135,713

Diversified Financial Services 0.8%

Citigroup, Inc.

5,152

141,577

CME Group, Inc.

276

68,801

IntercontinentalExchange, Inc.(a)

1,350

164,322

JPMorgan Chase & Co.

18,730

580,068

Total

954,768

Insurance 0.8%

Arthur J Gallagher & Co.

2,915

$90,307

Berkshire Hathaway, Inc., Class B(a)

2,860

225,253

Chubb Corp. (The)

1,440

97,114

Hartford Financial Services Group, Inc.

4,803

85,301

MetLife, Inc.

5,104

160,674

Principal Financial Group, Inc.

2,995

72,269

Progressive Corp. (The)

1,665

31,402

Reinsurance Group of America, Inc.

1,704

87,756

RenaissanceRe Holdings Ltd.(b)

495

36,353

The accompanying Notes to Financial
Statements are an integral part of this statement.

8

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

Issuer

Shares

Value

Common Stocks (continued)

FINANCIAL (cont.)

Insurance (cont.)

Unum Group

3,135

$70,569

Total

956,998

Real Estate Investment Trusts (REITs) 0.6%

American Campus Communities, Inc.

1,342

52,794

CBL & Associates Properties, Inc.

2,711

38,740

CubeSmart

4,493

44,795

Digital Realty Trust, Inc.

2,203

139,891

Duke Realty Corp.

2,582

29,951

Lexington Realty Trust

6,869

52,067

Public Storage

1,299

171,338

Simon Property Group, Inc.

945

117,502

SL Green Realty Corp.

1,394

91,781

Vornado Realty Trust

645

48,020

Total

786,879

Thrifts & Mortgage Finance 0.1%

People’s United Financial, Inc.

5,575

69,409

TOTAL FINANCIALS

4,894,722

HEALTH CARE 5.0%

Biotechnology 1.0%

Alexion Pharmaceuticals, Inc.(a)

1,841

126,403

Alkermes PLC(a)(b)

7,437

113,712

Amgen, Inc.

1,620

93,814

Ariad Pharmaceuticals, Inc.(a)

7,592

91,787

Biogen Idec, Inc.(a)

2,546

292,663

Celgene Corp.(a)

6,873

433,549

Vertex Pharmaceuticals, Inc.(a)

1,667

48,326

Total

1,200,254

Health Care Equipment & Supplies 0.5%

Baxter International, Inc.

4,421

228,389

Boston Scientific Corp.(a)

8,374

49,406

CareFusion Corp.(a)

2,464

61,058

Covidien PLC(b)

4,204

191,492

Zimmer Holdings, Inc.(a)

1,394

70,467

Total

600,812

Health Care Providers & Services 0.8%

Aetna, Inc.

1,549

64,779

Cardinal Health, Inc.

2,582

109,632

CIGNA Corp.

4,471

197,752

Express Scripts, Inc.(a)

2,117

96,641

Humana, Inc.

774

68,638

McKesson Corp.

2,166

176,118

Medco Health Solutions, Inc.(a)

1,112

63,017

WellPoint, Inc.

2,019

142,441

Total

919,018

Life Sciences Tools & Services 0.2%

Life Technologies Corp.(a)

2,000

77,460

Thermo Fisher Scientific, Inc.(a)

3,896

184,086

Total

261,546

Pharmaceuticals 2.5%

Abbott Laboratories

6,442

351,411

Allergan, Inc.

2,206

184,686

Bristol-Myers Squibb Co.

10,295

336,852

Endo Pharmaceuticals Holdings, Inc.(a)

1,700

58,191

GlaxoSmithKline PLC, ADR

842

37,452

Johnson & Johnson

7,909

511,871

Merck & Co., Inc.

10,240

366,080

Issuer

Shares

Value

Common Stocks (continued)

HEALTH CARE (cont.)

Pharmaceuticals (cont.)

Novo Nordisk A/S, ADR(b)

2,109

$239,477

Pfizer, Inc.

34,446

691,331

Teva Pharmaceutical Industries Ltd., ADR(b)

4,616

182,840

Total

2,960,191

TOTAL HEALTH CARE

5,941,821

INDUSTRIALS 3.5%

Aerospace & Defense 1.1%

Boeing Co. (The)

286

19,645

General Dynamics Corp.

1,084

71,609

Goodrich Corp.

742

90,532

Honeywell International, Inc.

8,864

479,986

Precision Castparts Corp.

1,083

178,424

Raytheon Co.

4,555

207,571

United Technologies Corp.

3,985

305,251

Total

1,353,018

Air Freight & Logistics 0.2%

Expeditors International of Washington, Inc.

4,257

185,222

FedEx Corp.

891

74,024

Total

259,246

Commercial Services & Supplies 0.1%

Waste Management, Inc.

2,700

84,510

Construction & Engineering 0.2%

Foster Wheeler AG(a)(b)

5,164

95,792

KBR, Inc.

5,268

152,246

Total

248,038

Electrical Equipment 0.1%

Emerson Electric Co.

1,625

84,906

Industrial Conglomerates 0.7%

General Electric Co.

25,663

408,298

Tyco International Ltd.(b)

8,466

406,030

Total

814,328

Machinery 0.5%

Deere & Co.

1,450

114,913

Dover Corp.

3,526

193,824

Illinois Tool Works, Inc.

1,169

53,119

Parker Hannifin Corp.

2,604

215,559

Total

577,415

Professional Services 0.2%

Dun & Bradstreet Corp. (The)

1,368

95,582

Nielsen Holdings NV(a)(b)

6,164

179,064

Total

274,646

Road & Rail 0.3%

JB Hunt Transport Services, Inc.

1,291

59,025

Norfolk Southern Corp.

2,400

181,296

Union Pacific Corp.

1,147

118,611

Total

358,932

Trading Companies & Distributors 0.1%

WW Grainger, Inc.

642

119,990

TOTAL INDUSTRIALS

4,175,029

Issuer

Shares

Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 6.7%

Communications Equipment 0.8%

Acme Packet, Inc.(a)

4,689

$156,754

F5 Networks, Inc.(a)

2,435

275,228

Juniper Networks, Inc.(a)

8,613

195,601

QUALCOMM, Inc.

7,124

390,395

Total

1,017,978

Computers & Peripherals 1.0%

Apple, Inc.(a)

1,744

666,557

EMC Corp.(a)

19,511

448,948

NCR Corp.(a)

4,596

80,384

Total

1,195,889

Electronic Equipment, Instruments & Components 0.1%

Corning, Inc.

6,407

85,021

TE Connectivity Ltd.(b)

3,228

102,360

Total

187,381

Internet Software & Services 1.0%

Baidu, Inc., ADR(a)(b)

1,796

235,258

eBay, Inc.(a)

8,782

259,859

Google, Inc., Class A(a)

957

573,616

Rackspace Hosting, Inc.(a)

2,105

91,315

Total

1,160,048

IT Services 1.7%

Accenture PLC, Class A(b)

4,989

289,013

Automatic Data Processing, Inc.

2,195

112,142

  Cognizant Technology Solutions Corp.,
Class A(a)

3,629

244,413

International Business Machines Corp.

4,312

810,656

Mastercard, Inc., Class A

1,151

431,107

Visa, Inc., Class A

1,502

145,649

Total

2,032,980

Office Electronics 0.1%

  Canon, Inc.,
ADR(b)

1,580

71,116

Semiconductors & Semiconductor Equipment 0.9%

Analog Devices, Inc.

3,164

110,297

Atmel Corp.(a)

12,137

107,655

Intel Corp.

14,960

372,654

Lam Research Corp.(a)

775

31,597

Linear Technology Corp.

1,795

54,981

Marvell Technology Group Ltd.(a)(b)

5,928

83,703

Novellus Systems, Inc.(a)

3,176

109,953

Teradyne, Inc.(a)

7,024

94,543

Texas Instruments, Inc.

3,300

99,330

Total

1,064,713

Software 1.1%

Autodesk, Inc.(a)

3,976

135,462

Electronic Arts, Inc.(a)

4,275

99,137

Intuit, Inc.

2,737

145,718

Microsoft Corp.

13,545

346,481

Oracle Corp.

9,337

292,715

Rovi Corp.(a)

2,186

60,662

Salesforce.com, Inc.(a)

1,736

205,577

Total

1,285,752

TOTAL INFORMATION TECHNOLOGY

8,015,857

The accompanying Notes to
Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

9

Portfolio of Investments (continued)

Columbia Absolute Return Enhanced Multi-Strategy Fund

Issuer

Shares

Value

Common Stocks (continued)

MATERIALS 1.4%

Chemicals 1.0%

Air Products & Chemicals, Inc.

788

$65,995

Celanese Corp., Class A

4,955

230,358

Dow Chemical Co. (The)

3,951

109,482

EI du Pont de Nemours & Co.

3,036

144,878

International Flavors & Fragrances, Inc.

1,315

71,352

LyondellBasell Industries NV, Class A(b)

3,486

113,888

Monsanto Co.

1,493

109,661

Potash Corp. of Saskatchewan, Inc.(b)

548

23,750

RPM International, Inc.

2,805

66,198

Sherwin-Williams Co. (The)

2,525

219,246

Total

1,154,808

Containers & Packaging 0.2%

Packaging Corp. of America

4,441

115,510

Sonoco Products Co.

2,335

75,841

Total

191,351

Metals & Mining 0.2%

BHP Billiton Ltd., ADR(b)

865

65,022

Freeport-McMoRan Copper & Gold, Inc.

1,807

71,557

Nucor Corp.

2,100

82,803

Rio Tinto PLC, ADR(b)

1,239

65,754

Total

285,136

TOTAL MATERIALS

1,631,295

TELECOMMUNICATION SERVICES 0.7%

Diversified Telecommunication Services 0.6%

AT&T, Inc.

12,325

357,179

Verizon Communications, Inc.

10,190

384,469

Windstream Corp.

2,165

25,460

Total

767,108

Wireless Telecommunication Services 0.1%

Vodafone Group PLC, ADR(b)

4,228

114,790

TOTAL TELECOMMUNICATION SERVICES

881,898

UTILITIES 1.0%

Electric Utilities 0.4%

American Electric Power Co., Inc.

2,420

96,026

Entergy Corp.

540

37,994

Exelon Corp.

5,388

238,742

NextEra Energy, Inc.

890

49,342

PPL Corp.

3,410

102,368

Total

524,472

Gas Utilities 0.1%

National Fuel Gas Co.

1,420

82,289

Multi-Utilities 0.5%

CenterPoint Energy, Inc.

4,674

93,013

PG&E Corp.

3,135

121,763

Public Service Enterprise Group, Inc.

8,013

263,948

Sempra Energy

3,357

178,559

Total

657,283

TOTAL UTILITIES

1,264,044

Total Common Stocks

(Cost: $39,636,637)

$40,850,076

Issuer

Shares

Value

Convertible Preferred Stocks 0.5%

ENERGY —%

Oil, Gas & Consumable Fuels —%

Apache Corp., 6.000%

276

$15,628

TOTAL ENERGY

15,628

FINANCIALS 0.3%

Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%

495

70,166

Wells Fargo & Co., 7.500%

20

21,080

Total

91,246

Diversified Financial Services 0.1%

AMG Capital Trust II, 5.150%

1,900

76,000

Bank of America Corp., 7.250%

140

108,325

Citigroup, Inc., 7.500%

236

19,883

Total

204,208

Real Estate Investment Trusts (REITs) 0.1%

Alexandria Real Estate Equities, Inc., 7.000%

2,900

68,121

TOTAL FINANCIALS

363,575

INDUSTRIALS 0.1%

Airlines 0.1%

Continental Airlines Finance Trust II, 6.000%

2,200

60,225

TOTAL INDUSTRIALS

60,225

INFORMATION TECHNOLOGY —%

Communications Equipment —%

Lucent Technologies Capital Trust I, 7.750%

85

54,294

TOTAL INFORMATION TECHNOLOGY

54,294

UTILITIES 0.1%

Electric Utilities 0.1%

PPL Corp., 8.750%

2,700

147,474

TOTAL UTILITIES

147,474

Total Convertible Preferred Stocks

(Cost: $695,786)

$641,196

Issuer

Coupon Rate

Principal Amount

Value

Corporate Bonds & Notes 0.1%

Aerospace & Defense 0.1%

L-3 Communications Holdings, Inc.

08/01/35

3.260
%

$100,000

$95,750

Technology —%

Alcatel-Lucent U.S.A., Inc.

06/15/25

4.140
%

60,000

52,200

Tobacco —%

Alliance One International, Inc.

07/15/14

16.240
%

70,000

54,425

TOTAL TOBACCO

54,425

Total Corporate Bonds & Notes

(Cost: $203,871)

$202,375

Issuer

Coupon Rate

Principal Amount

Value

Convertible Bonds 2.5%

Brokerage 0.2%

Janus Capital Group, Inc. Senior Unsecured

07/15/14

3.250
%

$110,000

$107,662

Knight Capital Group, Inc. Senior Subordinated Notes

03/15/15

3.500
%

150,000

135,525

Total

243,187

Building Materials 0.1%

  Cemex SAB de CV Subordinated
Notes(b)

03/15/15

4.875
%

150,000

85,125

Consumer Cyclical Services 0.1%

Live Nation Entertainment, Inc. Senior Unsecured

07/15/27

2.875
%

100,000

89,375

Food And Beverage —%

Chiquita Brands International, Inc. Senior Unsecured

08/15/16

4.250
%

60,000

51,450

TOTAL FOOD AND BEVERAGE

51,450

Gaming —%

MGM Resorts International

04/15/15

4.250
%

60,000

55,650

Health Care 0.2%

Amylin Pharmaceuticals, Inc. Senior Unsecured

06/15/14

3.000
%

100,000

87,500

  Illumina, Inc. Senior
Unsecured(c)

03/15/16

0.250
%

75,000

57,375

Omnicare, Inc.

12/15/35

3.250
%

130,000

118,950

Total

263,825

Independent Energy 0.2%

Chesapeake Energy Corp.

12/15/38

2.250
%

150,000

127,125

Endeavour International Corp.(c)

07/15/16

5.500
%

25,000

18,879

Goodrich Petroleum Corp. Senior Unsecured

10/01/29

5.000
%

150,000

140,250

Total

286,254

Lodging 0.1%

Morgans Hotel Group Co. Senior Subordinated Notes

10/15/14

2.375
%

100,000

81,250

Metals 0.2%

  Jaguar Mining, Inc. Senior
Unsecured(b)(c)

11/01/14

4.500
%

100,000

89,625

James River Coal Co. Senior Unsecured

12/01/15

4.500
%

110,000

86,065

Patriot Coal Corp. Senior Unsecured

05/31/13

3.250
%

115,000

105,081

Total

280,771

The accompanying Notes to Financial
Statements are an integral part of this statement.

10

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

Issuer

Coupon Rate

Principal Amount

Value

Convertible Bonds (continued)

Oil Field Services 0.3%

  Hornbeck Offshore Services,
Inc.(d)

11/15/26

1.625
%

$150,000

$151,500

Transocean, Inc.(b)

12/15/37

1.500
%

150,000

146,625

Total

298,125

Other Financial Institutions 0.1%

  Ares Capital Corp. Senior
Unsecured(c)

06/01/16

5.125
%

150,000

138,675

Other Industry 0.1%

Central European Distribution Corp. Senior Unsecured

03/15/13

3.000
%

100,000

56,375

General Cable Corp.

11/15/13

0.875
%

70,000

65,100

Total

121,475

Pharmaceuticals 0.1%

Dendreon Corp. Senior Unsecured

01/15/16

2.875
%

170,000

119,986

Savient Pharmaceuticals, Inc. Senior Unsecured

02/01/18

4.750
%

85,000

49,619

Total

169,605

Railroads 0.1%

  Greenbrier Companies, Inc. Senior
Unsecured(c)

04/01/18

3.500
%

90,000

83,754

REITs 0.1%

  Alexandria Real Estate Equities,
Inc.(c)

01/15/27

3.700
%

100,000

99,875

Retailers 0.1%

Charming Shoppes, Inc. Senior Unsecured

05/01/14

1.125
%

100,000

89,000

Technology 0.2%

Advanced Micro Devices, Inc. Senior Unsecured

05/01/15

6.000
%

150,000

146,625

  Digital River, Inc. Senior
Unsecured(c)

11/01/30

2.000
%

100,000

81,790

Total

228,415

Transportation Services 0.1%

  DryShips, Inc. Senior
Unsecured(b)

12/01/14

5.000
%

100,000

67,125

Wireless 0.1%

Leap Wireless International, Inc. Senior Unsecured

07/15/14

4.500
%

100,000

87,000

Wirelines 0.1%

Ciena Corp. Senior Unsecured

06/15/17

0.875
%

200,000

148,250

Total Convertible Bonds

(Cost: $3,185,743)

$2,968,186

Issuer	Coupon Rate	Principal Amount	Value
Residential Mortgage-Backed Securities — Non-Agency 3.1%
Castle Peak Loan Trust(c)(e)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	$393,683	$393,683
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	2,292,052	2,284,030
DKR Mortgage Asset Trust CMO Series 2011-NPL1 Class A(c)(d)(e)
08/25/40	5.750%	1,028,836	1,021,191
Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $3,706,030)			$3,698,904

	Shares	Value

Exchange-Traded Funds —%
SPDR S&P 500 ETF Trust	115	$14,388
Total Exchange-Traded Funds
(Cost: $15,350)		$14,388

Money Market Funds 54.1%
Columbia Short-Term Cash Fund, 0.155%(f)(g)	64,619,417	$64,619,417
Total Money Market Funds
(Cost: $64,619,417)		$64,619,417
Total Investments
(Cost: $112,062,834)		$112,994,542

Investments Sold Short (9.2)%

Issuer	Shares	Value

Common Stocks (9.2)%
CONSUMER DISCRETIONARY (1.9)%
Auto Components (0.1)%
BorgWarner, Inc.(a)	(1,368)	$(90,179)
Automobiles (0.1)%
Toyota Motor Corp., ADR(b)	(1,988)	(131,029)
Hotels, Restaurants & Leisure (0.5)%
Gaylord Entertainment Co.(a)	(2,143)	(45,474)
Hyatt Hotels Corp., Class A(a)	(3,770)	(134,551)
Mariott Vacations Worldwide Corp.	(493)	(7,881)
Marriott International, Inc., Class A	(4,932)	(151,018)
Wendy’s Co. (The)	(28,585)	(141,782)
WMS Industries, Inc.(a)	(4,310)	(90,381)

Total		(571,087)
Media (0.5)%
Discovery Communications, Inc., Class A(a)	(2,918)	(122,498)
DreamWorks Animation SKG, Inc., Class A(a)	(4,080)	(75,766)
Grupo Televisa SAB, ADR(b)	(4,570)	(94,873)
Meredith Corp.	(3,382)	(98,078)
Pearson PLC, ADR(b)	(5,732)	(104,150)

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (cont.)
Media (cont.)
Regal Entertainment Group, Class A	(6,740)	$(96,045)

Total		(591,410)
Multiline Retail (0.2)%
Dollar General Corp.(a)	(2,995)	(121,507)
JC Penney Co., Inc.	(2,625)	(84,105)

Total		(205,612)
Specialty Retail (0.2)%
American Eagle Outfitters, Inc.	(12,576)	(174,932)
O’Reilly Automotive, Inc.(a)	(1,497)	(115,628)

Total		(290,560)
Textiles, Apparel & Luxury Goods (0.3)%
Gildan Activewear, Inc.(b)	(3,692)	(88,165)
Nike, Inc., Class B	(1,187)	(114,166)
Under Armour, Inc., Class A(a)	(1,725)	(140,294)

Total		(342,625)
TOTAL CONSUMER DISCRETIONARY		(2,222,502)
CONSUMER STAPLES (0.8)%
Food & Staples Retailing (0.1)%
SUPERVALU, Inc.	(10,566)	(77,660)
SYSCO Corp.	(2,100)	(59,934)

Total		(137,594)
Food Products (0.3)%
ConAgra Foods, Inc.	(7,101)	(179,371)
Kraft Foods, Inc., Class A	(2,504)	(90,520)
McCormick & Co., Inc.	(2,711)	(132,026)

Total		(401,917)
Household Products (0.3)%
Church & Dwight Co., Inc.	(3,615)	(159,964)
Procter & Gamble Co. (The)	(2,324)	(150,060)

Total		(310,024)
Tobacco (0.1)%
Reynolds American, Inc.	(1,400)	(58,604)

TOTAL CONSUMER STAPLES		(908,139)
ENERGY (0.6)%
Energy Equipment & Services (0.4)%
CARBO Ceramics, Inc.	(426)	(60,628)
Core Laboratories NV	(1,050)	(121,852)
Exterran Holdings, Inc.(a)	(10,536)	(120,743)
Tidewater, Inc.	(2,169)	(109,318)

Total		(412,541)
Oil, Gas & Consumable Fuels (0.2)%
EOG Resources, Inc.	(1,265)	(131,231)
Range Resources Corp.	(1,859)	(133,309)
Suncor Energy, Inc.(b)	(33)	(991)

Total		(265,531)
TOTAL ENERGY		(678,072)
FINANCIALS (1.2)%
Capital Markets (0.3)%
Bank of New York Mellon Corp. (The)	(22)	(428)
Charles Schwab Corp. (The)	(6,817)	(81,532)
Jefferies Group, Inc.	(4,338)	(49,627)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Columbia Absolute Return Enhanced Multi-Strategy Fund

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (cont.)
Capital Markets (cont.)
Legg Mason, Inc.	(2,427)	$(64,388)
Morgan Stanley	(4,080)	(60,343)
Northern Trust Corp.	(2,775)	(104,423)

Total		(360,741)
Commercial Banks (0.1)%
City National Corp.	(1,136)	(48,189)
KeyCorp	(6,326)	(46,117)
Regions Financial Corp.	(15,339)	(63,043)

Total		(157,349)
Insurance (0.2)%
Allstate Corp. (The)	(1,781)	(47,713)
Arch Capital Group Ltd.(a)(b)	(2,530)	(95,558)
StanCorp Financial Group, Inc.	(2,479)	(87,410)

Total		(230,681)
Real Estate Investment Trusts (REITs) (0.6)%
BRE Properties, Inc.	(1,756)	(85,447)
Corporate Office Properties Trust	(3,641)	(75,915)
Essex Property Trust, Inc.	(748)	(99,372)
General Growth Properties, Inc.	(6,740)	(94,899)
Healthcare Realty Trust, Inc.	(5,578)	(98,284)
ProLogis, Inc.	(3,382)	(94,087)
Regency Centers Corp.	(1,833)	(68,114)
Washington Real Estate Investment Trust	(2,866)	(77,984)

Total		(694,102)
TOTAL FINANCIALS		(1,442,873)
HEALTH CARE (1.3)%
Biotechnology (0.4)%
Amgen, Inc.	(983)	(56,925)
BioMarin Pharmaceutical, Inc.(a)	(2,479)	(85,823)
Immunogen, Inc.(a)	(8,186)	(99,460)
Incyte Corp., Ltd. (a)	(4,183)	(57,600)
Isis Pharmaceuticals, Inc.(a)	(16,785)	(124,545)
Regeneron Pharmaceuticals, Inc.(a)	(1,239)	(73,621)

Total		(497,974)
Health Care Equipment & Supplies (0.2)%
Becton Dickinson and Co.	(1,317)	(97,168)
Stryker Corp.	(2,298)	(112,212)

Total		(209,380)
Health Care Providers & Services (0.3)%
Laboratory Corp. of America Holdings(a)	(1,781)	(152,667)
LifePoint Hospitals, Inc.(a)	(3,228)	(126,634)
Patterson Companies, Inc.	(2,685)	(81,007)
Quest Diagnostics, Inc.	(983)	(57,663)

Total		(417,971)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc.(a)	(677)	(108,185)
Pharmaceuticals (0.3)%
Eli Lilly & Co.	(2,363)	(89,440)
Novartis AG, ADR(b)	(2,479)	(134,163)
Shire PLC, ADR(b)	(597)	(60,488)

Issuer	Shares	Value

Common Stocks (continued)
IHEALTH CARE (cont.)
Pharmaceuticals (cont.)
Watson Pharmaceuticals, Inc.(a)	(860)	$(55,573)

Total		(339,664)
TOTAL HEALTH CARE		(1,573,174)
INDUSTRIALS (1.1)%
Aerospace & Defense (0.1)%
Spirit Aerosystems Holdings, Inc., Class A(a)	(4,725)	(92,185)
Textron, Inc.	(2,634)	(51,179)

Total		(143,364)
Building Products (0.1)%
Masco Corp.	(10,716)	(102,659)
Commercial Services & Supplies (0.1)%
Cintas Corp.	(2,737)	(83,205)
Stericycle, Inc.(a)	(1,265)	(102,490)

Total		(185,695)
Construction & Engineering (0.3)%
Jacobs Engineering Group, Inc.(a)	(4,235)	(175,922)
Quanta Services, Inc.(a)	(8,392)	(172,791)

Total		(348,713)
Industrial Conglomerates (0.1)%
Danaher Corp.	(2,014)	(97,437)
Machinery (0.1)%
PACCAR, Inc.	(3,357)	(136,194)
Professional Services (0.1)%
IHS, Inc., Class A(a)	(990)	(87,496)
Road & Rail (0.1)%
Kansas City Southern(a)	(1,497)	(101,841)
Trading Companies & Distributors (0.1)%
Watsco, Inc.	(2,014)	(127,889)

TOTAL INDUSTRIALS		(1,331,288)
INFORMATION TECHNOLOGY (1.3)%
Communications Equipment (0.1)%
Juniper Networks, Inc.	(2,763)	(62,748)
Nokia OYJ, ADR(b)	(9,270)	(53,673)

Total		(116,421)
Computers & Peripherals (0.1)%
Lexmark International, Inc., Class A	(2,737)	(91,580)
Electronic Equipment, Instruments & Components (0.1)%
Ingram Micro, Inc., Class A(a)	(4,854)	(87,421)
Internet Software & Services (0.1)%
Akamai Technologies, Inc.(a)	(4,984)	(144,087)
IT Services (0.2)%
Computer Sciences Corp.	(2,604)	(63,616)
Paychex, Inc.	(5,216)	(151,838)
SAIC, Inc.(a)	(6,972)	(84,012)

Total		(299,466)
Semiconductors & Semiconductor Equipment (0.5)%
Amkor Technology, Inc.(a)	(21,976)	(97,573)
International Rectifier Corp.(a)	(2,427)	(51,040)
Intersil Corp., Class A	(7,204)	(76,579)
Microchip Technology, Inc.	(1,520)	(53,063)

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (cont.)
Semiconductors & Semiconductor Equipment (cont.)
Silicon Laboratories, Inc.(a)	(2,659)	$(114,922)
TriQuint Semiconductor, Inc.(a)	(8,676)	(37,914)
Xilinx, Inc.	(3,456)	(113,046)

Total		(544,137)
Software (0.2)%
ANSYS, Inc.(a)	(3,176)	(196,816)
SAP AG, ADR(b)	(1,781)	(106,789)

Total		(303,605)
TOTAL INFORMATION TECHNOLOGY		(1,586,717)
MATERIALS (0.5)%
Chemicals (0.1)%
Praxair, Inc.	(1,265)	(129,030)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,084)	(84,834)
Containers & Packaging (0.1)%
Sonoco Products Co.	(3,925)	(127,484)
Metals & Mining (0.1)%
Alcoa, Inc.	(9,240)	(92,585)
United States Steel Corp.	(2,774)	(75,730)

Total		(168,315)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(4,264)	(127,280)

TOTAL MATERIALS		(636,943)
UTILITIES (0.5)%
Electric Utilities (0.2)%
FirstEnergy Corp.	(2,608)	(115,978)
Pepco Holdings, Inc.	(6,301)	(124,634)

Total		(240,612)
Multi-Utilities (0.3)%
Ameren Corp.	(2,866)	(96,900)
Consolidated Edison, Inc.	(2,427)	(144,212)
Integrys Energy Group, Inc.	(2,866)	(147,570)

Total		(388,682)
TOTAL UTILITIES		(629,294)
Total Common Stocks
(Proceeds: $10,598,609)		$(11,009,002)
Total Investments Sold Short
(Proceeds: $10,598,609)		$(11,009,002)
Total Investments, Net of Investments Sold Short		$101,985,540
Other Assets & Liabilities, Net		17,551,755
Net Assets		$119,537,295

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

Investments in Derivatives

At November 30, 2011, $7,013,786 as held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts

Futures Contracts Outstanding at November 30, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
3-Month Euro Swiss Franc	(65)	$(17,792,114)	June 2012	$2,914	$—
3-Month Euroyen	(1,308)	(420,133,445)	June 2012	53,517	—
90-Day Australian Dollar	109	112,174,131	June 2012	812,492	—
90-Day Eurodollar	(30)	(7,452,000)	June 2012	—	(15,822)
90-Day Sterling	(17)	(3,297,241)	June 2012	—	(4,317)
Australia Treasury Bond, 10-year	(183)	(18,073,523)	Dec. 2011	—	(110,312)
Australia Treasury Bond, 10-year	13	1,283,912	Dec. 2011	—	(241)
Australian Dollar Currency	(9)	(921,510)	Dec. 2011	—	(1,524,443)
British Pound Currency	(27)	(2,648,869)	Dec. 2011	14,138	—
CAC40-10 Euro	18	762,119	Dec. 2011	53,839	—
Canadian Bank Acceptance	38	9,399,300	June 2012	182,806	—
Canadian Dollar Currency	(7)	(686,070)	Dec. 2011	—	(9,926)
Canadian Government Bond, 10-year	(6)	(776,626)	March 2012	—	(1,547)
DAX Index	(3)	(612,979)	Dec. 2011	—	(9,917)
Euro Euribor	(1)	(332,667)	June 2012	—	(184)
Euro FX Currency	(16)	(2,687,200)	Dec. 2011	55,612	—
Euro STOXX 50	20	625,089	Dec. 2011	39,018	—
Euro-Bund, 10-year	135	24,274,873	Dec. 2011	—	(243,911)
FTSE 100 Index	(7)	(603,258)	Dec. 2011	—	(10,687)
Hang Seng Index	(3)	(349,130)	Dec. 2011	—	(1,258)
IBEX-35 Index	14	1,589,691	Jan. 2012	46,861
Japanese Government Bond, 10-year	13	23,762,378	Dec. 2011	—	(149,053)
Japanese Yen Currency	43	6,933,213	Dec. 2011	1,991	—
MSCI Singapore Index	(16)	(763,266)	Dec. 2011	—	(7,627)
OMXS 30 Index	(31)	(451,231)	Dec. 2011	—	(33,347)
S&P 500 Emini Index	(490)	(30,527,000)	Dec. 2011	—	(1,591,027)
S&P 500 Index	3	934,500	Dec. 2011	7,864	—
S&P TSE 60 Index	(17)	(2,315,113)	Dec. 2011	—	(20,780)
SPI 200	27	2,855,816	Dec. 2011	—	(116,972)
Swiss Franc Currency	(24)	(3,286,800)	Dec. 2011	36,452	—
TOPIX Index	10	937,984	Dec. 2011	—	(37,899)
U.S. Treasury Long Bond, 20-year	(6)	(848,250)	March 2012	2,051	—
U.S. Treasury Long Bond, 20-year	(59)	(8,355,875)	Dec. 2011	31,241	—
U.S. Treasury Note, 2-year	29	6,394,500	April 2012	4,034	—
United Kingdom Long GILT	17	3,027,194	March 2012	—	(618)
				$1,344,830	$(3,889,888)

Interest Rate Swap Contracts Outstanding at November 30, 2011
Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation	Unrealized Depreciation
Barclays	3-Month CIBOR	Pay	1.260%	December 21, 2021	DKK	875,000,000	$407,745	$—
Barclays	3-Month LIBOR	Pay	2.328	December 21, 2021	NOK	75,000,000	60,258	—
Barclays	3-Month NZD-BBR-FRA	Pay	4.720	December 21, 2021	NZD	16,800,000	395,468	—
Barclays	6-Month LIBOR	Pay	1.480	December 21, 2021	CHF	33,200,000	387,336	—
Total							$1,250,807	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Columbia Absolute Return Enhanced Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts Open at November 30, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Dec. 16, 2011	47,849,000 (MXN	)	3,483,971 (USD	)	$ —	$(20,831)
J.P. Morgan Securities, Inc.	Dec. 16, 2011	5,642,000 (PLN	)	1,725,040 (USD	)	45,158	—
J.P. Morgan Securities, Inc.	Dec. 16, 2011	5,967,000 (PLN	)	1,752,860 (USD	)	—	(23,788)
Barclays Bank, PLC	Dec. 16, 2011	7,100,000 (SGD	)	5,549,910 (USD	)	10,095	—
Deutsche Bank	Dec. 16, 2011	1,715,564 (USD	)	1,958,145,000 (KRW	)	—	(3,732)
Citigroup Global Markets, Inc.	Dec. 16, 2011	3,434,511 (USD	)	106,199,000 (RUB	)	14,396	—
UBS Securties	Dec. 16, 2011	144,718 (USD	)	270,000 (TRY	)	2,465	—
UBS Securties	Dec. 16, 2011	3,347,862 (USD	)	6,068,000 (TRY	)	—	(40,069)
Goldman, Sachs & Co.	Dec. 19, 2011	14,309,000 (ZAR	)	1,694,576 (USD	)	—	(63,974)
Barclays Bank, PLC	Dec. 21, 2011	12,300,000 (NOK	)	2,170,097 (USD	)	42,464	—
Barclays Bank, PLC	Dec. 21, 2011	2,000,000 (NZD	)	1,576,040 (USD	)	16,493	—
Barclays Bank, PLC	Dec. 21, 2011	7,100,000 (SGD	)	5,536,365 (USD	)	3,369	—
Barclays Bank, PLC	Dec. 21, 2011	2,178,175 (USD	)	12,300,000 (NOK	)	—	(50,542)
Barclays Bank, PLC	Dec. 21, 2011	1,579,520 (USD	)	2,000,000 (NZD	)	—	(19,974)
Citigroup Global Markets, Inc.	Jan. 11, 2012	5,898,000 (CHF	)	6,402,240 (USD	)	—	(61,251)
Goldman, Sachs & Co.	Jan. 11, 2012	7,991,000 (EUR	)	10,673,179 (USD	)	—	(68,746)
J.P. Morgan Securities, Inc.	Jan. 11, 2012	333,397,000 (JPY	)	4,271,145 (USD	)	—	(31,972)
Barclays Bank, PLC	Jan. 11, 2012	4,273,479 (USD	)	4,411,000 (CAD	)	46,739	—
Deutsche Bank	Jan. 11, 2012	6,377,387 (USD	)	37,566,000 (NOK	)	114,458	—
State Steet Bank & Trust Company	Jan. 11, 2012	10,650,502 (USD	)	14,133,000 (NZD	)	352,981	—
Barclays Bank, PLC	Jan. 25, 2012	37,500,000 (DKK	)	6,784,072 (USD	)	—	(4,594)
Total						$648,618	$(389,473)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $3,245,945 or 2.72% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $4,268,877 or 3.57% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(e)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(g)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$32,109,696	$337,131,250	$(304,621,529)	$—	$64,619,417	$49,821	$64,619,417

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Rouble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	15

Portfolio of Investments (continued)

Columbia Absolute Return Enhanced Multi-Strategy Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$5,380,709	$—	$—	$5,380,709
Consumer Staples	4,281,274	—	—	4,281,274
Energy	4,383,427	—	—	4,383,427
Financials	4,894,722	—	—	4,894,722
Health Care	5,941,821	—	—	5,941,821
Industrials	4,175,029	—	—	4,175,029
Information Technology	8,015,857	—	—	8,015,857
Materials	1,631,295	—	—	1,631,295
Telecommunication Services	881,898	—	—	881,898
Utilities	1,264,044	—	—	1,264,044
Convertible Preferred Stocks
Energy	—	15,628	—	15,628
Financials	89,201	274,374	—	363,575
Industrials	—	60,225	—	60,225
Information Technology	—	54,294	—	54,294
Utilities	—	147,474	—	147,474
Common Stocks — Investments Sold Short
Consumer Discretionary	(2,222,502)	—	—	(2,222,502)
Consumer Staples	(908,139)	—	—	(908,139)
Energy	(678,072)	—	—	(678,072)
Financials	(1,442,873)	—	—	(1,442,873)
Health Care	(1,573,174)	—	—	(1,573,174)
Industrials	(1,331,288)	—	—	(1,331,288)
Information Technology	(1,586,717)	—	—	(1,586,717)
Materials	(636,943)	—	—	(636,943)
Utilities	(629,294)	—	—	(629,294)
Total Equity Securities	29,930,275	551,995	—	30,482,270
Bonds
Corporate Bonds & Notes	—	202,375	—	202,375
Convertible Bonds	—	2,968,186	—	2,968,186
Residential Mortgage-Backed Securities — Non-Agency	—	1,021,191	2,677,713	3,698,904
Total Bonds	—	4,191,752	2,677,713	6,869,465
Other
Exchange-Traded Funds	14,388	—	—	14,388
Money Market Funds	64,619,417	—	—	64,619,417
Total Other	64,633,805	—	—	64,633,805
Investments in Securities	94,564,080	4,743,747	2,677,713	101,985,540
Derivatives(c)
Assets
Futures Contracts	1,344,830	—	—	1,344,830
Forward Foreign Currency Exchange Contracts	—	648,618	—	648,618
Swap Contracts	—	1,250,807	—	1,250,807
Liabilities
Futures Contracts	(3,889,888)	—	—	(3,889,888)
Forward Foreign Currency Exchange Contracts	—	(389,473)	—	(389,473)
Total	$92,019,022	$6,253,699	$2,677,713	$100,950,434

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	17

Portfolio of Investments (continued)

Columbia Absolute Return Enhanced Multi-Strategy Fund

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential Mortgage-Backed Securities – Non-Agency
Balance as of May 31, 2011	$720,054
Accrued discounts/premiums	—
Realized gain (loss)	1,665
Change in unrealized appreciation (depreciation)*	(380)
Sales	(684,319)
Purchases	2,690,693
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2011	$2,727,713

*	Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2011 was $(380).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Assets
Investments, at value
Unaffiliated issuers (identified cost $47,443,417)	$48,375,125
Affiliated issuers (identified cost $64,619,417)	64,619,417
Total investments (identified cost $112,062,834)	112,994,542
Foreign currency (identified cost $155)	145
Cash collateral held at broker	10,602,705
Margin deposits on futures contracts	7,013,786
Unrealized appreciation on forward foreign currency exchange contracts	648,618
Unrealized appreciation on swap contracts	1,250,807
Receivable for:
Investments sold	664,302
Capital shares sold	356,517
Dividends	130,991
Interest	41,105
Reclaims	79
Expense reimbursement due from Investment Manager	2,041
Prepaid expense	9,563
Total assets	133,715,201
Liabilities
Securities sold short, at value (proceeds $10,598,609)	11,009,002
Disbursements in excess of cash	62,873
Unrealized depreciation on forward foreign currency exchange contracts	389,473
Payable for:
Investments purchased	525,624
Capital shares purchased	51,390
Dividends and interest on securities sold short	22,277
Variation margin on futures contracts	2,042,223
Investment management fees	3,004
Distribution fees	537
Transfer agent fees	10,360
Administration fees	261
Other expenses	60,882
Total liabilities	14,177,906
Net assets applicable to outstanding capital stock	$119,537,295

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	19

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Represented by
Paid-in capital	$119,641,141
Excess of distributions over net investment income	(276,205)
Accumulated net realized gain	741,210
Unrealized appreciation (depreciation) on:
Investments	931,708
Foreign currency translations	(55,060)
Forward foreign currency exchange contracts	259,145
Futures contracts	(2,545,058)
Securities sold short	(410,393)
Swap contracts	1,250,807
Total — representing net assets applicable to outstanding capital stock	$119,537,295
Net assets applicable to outstanding shares
Class A	$48,594,271
Class B	$74,952
Class C	$3,995,373
Class I	$50,550,294
Class R	$2,460
Class W	$14,147,235
Class Z	$2,172,710
Shares outstanding
Class A	4,926,014
Class B	7,643
Class C	406,869
Class I	5,113,997
Class R	250
Class W	1,434,836
Class Z	219,889
Net asset value per share
Class A(a)	$9.86
Class B	$9.81
Class C	$9.82
Class I	$9.88
Class R	$9.84
Class W	$9.86
Class Z	$9.88

(a)	The maximum offering price per share for Class A is $10.46. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended November 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$305,431
Interest	112,873
Dividends from affiliates	49,821
Foreign taxes withheld	(3,576)
Total income	464,549
Expenses:
Investment management fees	473,917
Distribution fees
Class A	37,933
Class B	323
Class C	12,572
Class R	6
Class W	16,663
Transfer agent fees
Class A	45,171
Class B	103
Class C	3,686
Class R	4
Class W	21,181
Class Z	2,612
Administration fees	41,210
Compensation of board members	3,966
Custodian fees	49,304
Printing and postage fees	27,780
Registration fees	24,238
Professional fees	23,185
Dividends and interest on securities sold short	68,643
Other	3,188
Total expenses	855,685
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,285)
Total net expenses	747,400
Net investment loss	(282,851)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,513,863)
Foreign currency transactions	190,650
Forward foreign currency exchange contracts	(830,945)
Futures contracts	2,292,456
Securities sold short	372,979
Swap contracts	(258,306)
Increase from payment by affiliate (see Note 6)	426,479
Net realized gain	679,450
Net change in unrealized appreciation (depreciation) on:
Investments	848,076
Foreign currency translations	(61,325)
Forward foreign currency exchange contracts	149,212
Futures contracts	(2,526,303)
Securities sold short	(410,393)
Swap contracts	1,250,807
Net change in unrealized depreciation	(749,926)
Net realized and unrealized loss	(70,476)
Net decrease in net assets from operations	$(353,327)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	21

Statement of Changes in Net Assets

	Six months ended November 30, 2011	Year ended May 31, 2011(a)
	(Unaudited)
Operations
Net investment loss	$(282,851)	$(27,512)
Net realized gain (loss)	679,450	(358,870)
Net change in unrealized appreciation (depreciation)	(749,926)	181,075
Net decrease in net assets resulting from operations	(353,327)	(205,307)
Increase in net assets from share transactions	78,658,076	41,437,853
Total increase in net assets	78,304,749	41,232,546
Net assets at beginning of period	41,232,546	—
Net assets at end of period	$119,537,295	$41,232,546
Undistributed (excess of distributions over) net investment income	$(276,205)	$6,646

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets (continued)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,006,767	39,440,892	1,183,960	11,759,525
Redemptions	(264,648)	(2,607,104)	(65)	(644)
Net increase	3,742,119	36,833,788	1,183,895	11,758,881
Class B shares
Subscriptions	10,151	99,911	2,873	28,411
Redemptions	(5,381)	(53,029)	—	—
Net increase	4,770	46,882	2,873	28,411
Class C shares
Subscriptions	319,926	3,143,301	98,352	975,331
Redemptions	(10,912)	(106,349)	(497)	(4,955)
Net increase	309,014	3,036,952	97,855	970,376
Class I shares
Subscriptions	4,874,806	48,138,242	2,799,157	27,967,558
Redemptions	(2,559,107)	(25,165,857)	(859)	(8,509)
Net increase	2,315,699	22,972,385	2,798,298	27,959,049
Class R shares
Subscriptions	—	—	250	2,500
Net increase	—	—	250	2,500
Class W shares
Subscriptions	2,733,210	27,010,876	250	2,500
Redemptions	(1,298,624)	(12,707,771)	—	—
Net increase	1,434,586	14,303,105	250	2,500
Class Z shares
Subscriptions	221,514	2,186,453	72,206	716,136
Redemptions	(73,831)	(721,489)	—	—
Net increase	147,683	1,464,964	72,206	716,136
Total net increase	7,953,871	78,658,076	4,155,627	41,437,853

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$9.92		$10.00
Income from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized loss	(0.08)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.06)		(0.08)
Net asset value, end of period	$9.86		$9.92
Total return	(0.60%	)(b)	(0.80%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.89%	(d)	5.76%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.61%	(d)	1.47%	(d)
Net investment loss	(0.59%	)(d)	(0.68%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$48,594		$11,745
Portfolio turnover	115%		11%

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$9.90		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.02)
Net realized and unrealized loss	(0.06)		(0.08)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.09)		(0.10)
Net asset value, end of period	$9.81		$9.90
Total return	(0.91%	)(b)	(1.00%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.74%	(d)	6.86%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.36%	(d)	2.22%	(d)
Net investment loss	(1.47%	)(d)	(1.36%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$75		$28
Portfolio turnover	115%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$9.91		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.02)
Net realized and unrealized loss	(0.08)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.09)		(0.09)
Net asset value, end of period	$9.82		$9.91
Total return	(0.91%	)(b)	(0.90%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.64%	(d)	6.73%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.36%	(d)	2.22%	(d)
Net investment loss	(1.33%	)(d)	(1.44%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$3,995		$970
Portfolio turnover	115%		11%

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$9.92		$10.00
Income from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized loss	(0.05)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.04)		(0.08)
Net asset value, end of period	$9.88		$9.92
Total return	(0.38%	)(b)	(0.80%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.44%	(d)	3.87%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.29%	(d)	1.16%	(d)
Net investment loss	(0.45%	)(d)	(0.48%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$50,550		$27,767
Portfolio turnover	115%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$9.91		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.02)
Net realized and unrealized loss	(0.06)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.07)		(0.09)
Net asset value, end of period	$9.84		$9.91
Total return	(0.71%	)(b)	(0.90%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.37%	(d)	4.45%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.83%	(d)	1.73%	(d)
Net investment loss	(1.02%	)(d)	(1.08%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2
Portfolio turnover	115%		11%

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$9.92		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.01)
Net realized and unrealized loss	(0.06)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.06)		(0.08)
Net asset value, end of period	$9.86		$9.92
Total return	(0.60%	)(b)	(0.80%	)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.91%	(d)	4.17%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.63%	(d)	1.48%	(d)
Net investment loss	(0.76%	)(d)	(0.83%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$14,147		$2
Portfolio turnover	115%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$9.92		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.01)
Net realized and unrealized loss	(0.08)		(0.07)
Increase from payments by affiliate	0.04		—
Total from investment operations	(0.04)		(0.08)
Net asset value, end of period	$9.88		$9.92
Total return	(0.40%	)(c)	(0.80%	)
Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.69%	(e)	6.03%	(e)
Net expenses after fees waived or expenses reimbursed(f)	1.36%	(e)	1.22%	(e)
Net investment loss	(0.39%	)(e)	(0.45%	)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,173		$717
Portfolio turnover	115%		11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)	During the six months ended November 30, 2011, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.37%.
(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.
(f)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares, which are available by exchange only, may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

28	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to gain a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, manage exposure to the securities market, and for the purpose of gaining a mix of market exposure to interest rates, equity indices, foreign currencies, and sovereign debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Transactions

The Fund entered into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market and to gain a mix of market exposure to interest rates. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s

30	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$147,581	*	Net assets — unrealized depreciation on futures contracts	$1,829,513	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	648,618		Unrealized depreciation on forward foreign currency exchange contracts	389,473
Foreign exchange contracts	Net assets —unrealized appreciation on futures contracts	108,193	*	Net assets — unrealized depreciation on futures contracts	1,534,369	*
Interest rate contracts	Unrealized appreciation on swap contracts	1,250,807
Interest rate contracts	Net assets —unrealized appreciation on futures contracts	1,089,056	*	Net assets — unrealized depreciation on futures contracts	526,006	*
Total		$3,244,255			$4,279,361

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Equity contracts	$—	$2,555,510	$—	$2,555,510
Foreign exchange contracts	(830,945)	1,754,956	—	$924,011
Interest rate contracts	—	(2,018,010)	(258,306)	$(2,276,316)
Total	$(830,945)	$2,292,456	$(258,306)	$1,203,205

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Equity contracts	$—	$(1,640,858)	$—	$(1,640,858)
Foreign exchange contracts	149,212	(1,366,121)	—	$(1,216,909)
Interest rate contracts	—	480,676	1,250,807	$1,731,483
Total	$149,212	$(2,526,303)	$1,250,807	$(1,126,284)

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Contracts Opened
Forward foreign currency exchange contracts	290
Futures contracts	26,362
Swap contracts	24

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

32	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.92% of the Fund’s average daily net assets.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $647.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.30%
Class B	0.32
Class C	0.29
Class R	0.32
Class W	0.32
Class Z	0.31

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services)

34	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,000 and $28,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $111,243 for Class A, $253 for Class B and $843 for Class C shares for the six months ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $112,063,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,110,000
Unrealized depreciation	(1,178,000)
Net unrealized appreciation	$932,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $62,953,804 and $32,037,998, respectively, for the six months ended November 30, 2011, of which $254,977 and $255,000, respectively, were U.S. Government securities.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Note 6. Payments by Affiliates

During the six months ended November 30, 2011, the Investment Manager voluntarily reimbursed the Fund $426,479 for losses on a trading error.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2011, one unaffiliated shareholder account owned 11.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 42.4% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment

36	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the

Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT	37

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

38	COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Absolute Return Enhanced Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Adviser, LLC.

©2012 Columbia Management Investment Advisers, LLC. All nights reserved.

S-6438 A (1/12)

Semiannual Report

Columbia Absolute Return Emerging Markets Macro Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Absolute Return Emerging Markets Macro Fund seeks to provide shareholders with positive (absolute) returns.

Not FDIC insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

(Unaudited)

FUND SUMMARY

>	Columbia Absolute Return Emerging Markets Macro Fund (the Fund) Class A shares increased 0.50% (excluding sales charge) for the six months ended November 30, 2011.

>	The Fund outperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index(1), which rose 0.02% during the same period.

>	The Fund outperformed the 1 Month USD LIBOR(2), which increased 0.10% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended November 30, 2011)
	6 months*	Since Inception 4/7/2011*
Columbia Absolute Return Emerging Markets Macro Fund Class A (excluding sales charge)	+0.50%	+0.60%
Citigroup 3-Month U.S. Treasury Bills Index (unmanaged)	+0.02%	+0.04%
1 Month USD LIBOR (unmanaged)	+0.10%	+0.13%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, represents the performance of three-month Treasury bills. The index reflects reinvestment of all distributions and changes in market prices.

(2)

The 1 Month USD LIBOR is the average interest rate at which a selection of banks in London lend US dollar funds from one another with a maturity of one month. The LIBOR interest rates are used by banks as the base rate in setting the level of their savings, mortgage and loan interest rates.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at November 30, 2011
Since
Without sales charge	6 months*	inception*
Class A (inception 4/7/11)	+0.50%	+0.60%
Class B (inception 4/7/11)	+0.10%	+0.10%
Class C (inception 4/7/11)	+0.10%	+0.10%
Class I (inception 4/7/11)	+0.70%	+0.80%
Class R (inception 4/7/11)	+0.40%	+0.40%
Class W (inception 4/7/11)	+0.40%	+0.50%
Class Z (inception 4/7/11)	+0.60%	+0.70%

With sales charge
Class A (inception 4/7/11)	-5.27%	-5.18%
Class B (inception 4/7/11)	-4.90%	-4.90%
Class C (inception 4/7/11)	-0.90%	-0.90%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.

4	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

COUNTRY BREAKDOWN(1)(2) (at November 30, 2011)
Argentina	1.4%
Brazil	2.4
Chile	2.6
Colombia	2.2
Czech Republic	5.2
Dominican Republic	0.8
Greece	0.7
Indonesia	0.9
Malaysia	3.8
Poland	2.0
Qatar	1.0
Serbia	0.2
Venezuela	1.9
Other(3)	74.9

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(2)	Country breakdown does not include exposure to countries included in the “Investments in Derivatives” on page 8 of this semiannual report.

(3)

Can include cash, money market instruments, investments in affiliated or unaffiliated money market funds or similar vehicles and/or other short-term investments, including that which is held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposures to multiple investment strategies.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2011 — November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.00	1,017.60	7.42	7.47	1.48%
Class B	1,000.00	1,000.00	1,001.00	1,013.85	11.16	11.23	2.23%
Class C	1,000.00	1,000.00	1,001.00	1,013.85	11.16	11.23	2.23%
Class I	1,000.00	1,000.00	1,007.00	1,019.20	5.82	5.86	1.16%
Class R	1,000.00	1,000.00	1,004.00	1,016.35	8.67	8.72	1.73%
Class W	1,000.00	1,000.00	1,004.00	1,017.60	7.41	7.47	1.48%
Class Z	1,000.00	1,000.00	1,006.00	1,018.85	6.17	6.21	1.23%

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

6	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 1.4%
COLOMBIA 1.4%
Corp. Andina de Fomento Senior Unsecured(b)
01/15/16	3.750%	$2,665,000	$2,689,825
Total Corporate Bonds & Notes
(Cost: $2,708,994)			$2,689,825

Foreign Government Obligations(a) 24.3%
ARGENTINA 1.5%
Provincia de Buenos Aires(b)(c) Senior Unsecured
10/05/15	11.750%	$1,600,000	$1,392,835
01/26/21	10.875%	2,045,000	1,443,511

Total			2,836,346
BRAZIL 2.4%
Petrobras International Finance Co.(b)
01/27/16	3.875%	4,650,000	4,719,443
CHILE 2.7%
Chile Government International Bond Senior Unsecured(b)
08/05/20	5.500%	CLP 1,150,000,000	2,285,883
Corp. Nacional del Cobre de Chile Senior Unsecured(b)(c)
11/03/21	3.875%	2,900,000	2,884,578

Total			5,170,461
COLOMBIA 0.8%
Colombia Government International Bond Senior Unsecured(b)
07/12/21	4.375%	1,500,000	1,575,000

Issuer	Coupon Rate	Principal Amount	Value
Foreign Government Obligations (continued)
CZECH REPUBLIC 5.3%
Czech Republic Government Bond(b)
04/11/17	4.000%	$189,500,000	$10,296,179
DOMINICAN REPUBLIC 0.8%
Dominican Republic International Bond Senior Unsecured(b)(c)
05/06/21	7.500%	1,600,000	1,593,314
GREECE 0.7%
Hellenic Republic Government Bond (EUR) Senior Unsecured(b)
08/20/12	4.100%	EUR 1,000,000	436,165
Hellenic Republic Government Bond(b) Senior Unsecured
03/20/12	4.300%	EUR 1,000,000	511,963
05/18/12	5.250%	EUR 1,000,000	525,466

Total			1,473,594
INDONESIA 0.9%
Perusahaan Penerbit SBSN Senior Unsecured(b)(c)
11/21/18	4.000%	1,800,000	1,794,130
MALAYSIA 3.9%
Wakala Global Sukuk Bhd(b)(c)
07/06/16	2.991%	7,600,000	7,616,721
POLAND 2.1%
Poland Government Bond(b)
10/25/21	5.750%	PLN 13,700,000	4,032,055
QATAR 1.0%
Qatar Government International Bond Senior Unsecured(b)(c)
04/09/19	6.550%	1,600,000	1,874,000

Issuer	Coupon Rate	Principal Amount	Value
Foreign Government Obligations (continued)
SERBIA 0.2%
Republic of Serbia Senior Unsecured(b)(c)(d)
11/01/24	6.750%	$433,334	$413,833
VENEZUELA 2.0%
Petroleos de Venezuela SA(b)(c)
11/02/17	8.500%	2,660,000	1,988,350
Venezuela Government International Bond Senior Unsecured(b)
05/07/28	9.250%	2,850,000	1,847,742

Total			3,836,092
Total Foreign Government Obligations
(Cost: $49,749,783)			$47,231,168

		Shares	Value
Money Market Funds 77.0%
Columbia Short-Term Cash
Fund, 0.155%(e)(f)		149,226,590	$149,226,590
Total Money Market Funds
(Cost: $149,226,590)			$149,226,590
Total Investments
(Cost: $201,685,367)			$199,147,583
Other Assets & Liabilities, Net			(5,284,401)
Net Assets			$193,863,182

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Investments in Derivatives

Credit Default Swap Contracts Outstanding at November 30, 2011
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets Limited	Republic of Turkey	Dec. 20, 2015	1.00%	$2,700,000	$165,147	$(128,799)	$(5,400)	$30,948	$—
Barclays	Emirate of Abu Dhabi	June 26, 2016	1.00	2,000,000	13,678	(3,874)	(4,000)	5,804	—
Barclays	Emirate of Abu Dhabi	Sept. 20, 2016	1.00	4,672,000	40,942	(12,874)	(9,344)	18,724	—
Citibank	Republic of Turkey	Sept. 20, 2016	1.00	1,500,000	115,167	(56,489)	(3,000)	55,678	—
Citigroup	Republic of Turkey	Sept. 20, 2016	1.00	1,435,000	110,177	(92,448)	(2,870)	14,859	—
Barclays	Republic of Turkey	Dec. 20, 2016	1.00	10,000,000	817,620	(665,477)	(20,000)	132,143	—
Citibank N.A.	Republic of Turkey	Dec. 20, 2016	1.00	10,000,000	817,620	(682,599)	(20,000)	115,021	—
Citigroup Global Markets Limited	Republic of Turkey	Dec. 20, 2016	1.00	5,100,000	416,986	(318,937)	(4,250)	93,799	—
Total								$466,976	$—

Credit Default Swap Contracts Outstanding at November 30, 2011
Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays	State of Qatar	June 20, 2016	1.00%	$2,000,000	$(14,851)	$3,875	$3,999	$—	$(6,977)
Barclays	Republic of Peru	Sept. 20, 2016	1.00	7,344,000	(208,990)	214,951	14,688	20,649	—
Citibank	Republic of Peru	Sept. 20, 2016	1.00	3,000,000	(85,372)	34,264	6,000	—	(45,108)
Barclays	State of Qatar	Sept. 20, 2016	1.00	4,672,000	(43,237)	8,587	9,345	—	(25,305)
Citibank New York	People’s Republic of China	Dec. 20, 2016	1.00	9,700,000	(225,773)	267,493	19,400	61,120	—
Barclays	Republic of Poland	Dec. 20, 2016	1.00	10,000,000	(817,710)	595,229	20,000	—	(202,481)
Citibank N.A.	Republic of Poland	Dec. 20, 2016	1.00	10,000,000	(817,710)	630,153	20,000	—	(167,557)
Total								$81,769	$(447,428)

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Interest Rate Swap Contracts Outstanding at November 30, 2011

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.675%	Aug. 08, 2012	KRW	43,500,000,000	$68,385	$—
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.475	Aug. 29, 2012	KRW	67,500,000,000	30,515	—
Citibank New York	3-Month KRW-CD-KSDA-Bloomberg	Pay	3.480	Oct. 12, 2012	KRW	54,000,000,000	37,821	—
Barclays	6-Month CZK-PRIBOR-PRBO	Pay	1.485	Aug. 08, 2013	CZK	420,000,000	—	(3,906)
Citibank	6-Month CZK-PRIBOR-PRBO	Pay	1.620	Aug. 08, 2013	CZK	345,000,000	83,549	—
Citibank London	6-Month CZK-PRIBOR-PRBO	Pay	1.400	Oct. 12, 2013	CZK	685,000,000	—	(51,868)
Citibank London	6-Month CZK-PRIBOR-PRBO	Pay	1.425	Oct. 25, 2013	CZK	465,000,000	—	(28,767)
Citibank	1-Month MXN TIIE-Banxico	Pay	5.310	Aug. 29, 2016	MXN	185,000,000	—	(73,521)
Barclays	3-Month ILS TELBOR01-Reuters	Pay	3.320	Sept. 7, 2016	ILS	59,000,000	5,916	—
Citibank London	3-Month ILS TELBOR01-Reuters	Pay	3.375	Oct. 12, 2016	ILS	56,000,000	24,071	—
Barclays	3-Month ILS TELBOR01-Reuters	Pay	3.495	Oct. 26, 2016	ILS	38,000,000	64,874	—
Citibank New York	6-Month PLN WIBOR-WIBO	Receive	5.270	Nov. 29, 2016	PLN	72,000,000	—	(310,894)
Citigroup Global Markets Limited	6-Month PLN WIBOR-WIBO	Receive	4.585	Sept. 13, 2021	PLN	13,800,000	157,700	—
Total							$472,831	$(468,956)

Forward Foreign Currency Exchange Contracts Open at November 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citibank	February 14, 2012	1,255,168,000 (CLP)	2,470,560 (USD)	$58,084	$—
UBS Securities	February 14, 2012	2,730,000 (EUR)	3,726,870 (USD)	55,863	—
Citibank	February 14, 2012	11,077,189 (USD)	70,273,690 (CNY)	—	(56,804)
HSBC Bank PLC	February 15, 2012	14,593,651 (PLN)	4,649,585 (USD)	328,842	—
Citibank	March 7, 2012	2,250,000 (USD)	14,401,750 (CNY)	8,972	—
Citibank	March 7, 2012	6,400,000 (USD)	40,554,600 (CNY)	—	(38,849)
Total				$451,761	$(95,653)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $49,920,993 or 25.75% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $21,001,272 or 10.83% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2011.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(f)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$14,742,267	$205,303,855	$(70,819,532)	$—	$149,226,590	$41,521	$149,226,590

Currency Legend
CLP	Chilean Peso
CNY	China, Yuan Renminbi
EUR	Euro
PLN	Polish Zloty
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Bonds
Corporate Bonds & Notes	$—	$2,689,825	$—	$2,689,825
Foreign Government Obligations	—	47,231,168	—	47,231,168
Total Bonds	—	49,920,993	—	49,920,993
Other
Money Market Funds	149,226,590	—	—	149,226,590
Total Other	149,226,590	—	—	149,226,590
Investments in Securities	149,226,590	49,920,993	—	199,147,583
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	451,761	—	451,761
Swap Contracts	—	1,021,576	—	1,021,576
Liabilities
Forward Foreign Currency Exchange Contracts	—	(95,653)	—	(95,653)
Swap Contracts	—	(916,384)	—	(916,384)
Total	$149,226,590	$50,382,293	$—	$199,608,883

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Assets
Investments, at value
Unaffiliated issuers (identified cost $52,458,777)	$49,920,993
Affiliated issuers (identified cost $149,226,590)	149,226,590
Total investments (identified cost $201,685,367)	199,147,583
Cash	945,000
Foreign currency (identified cost $4,600,715)	4,577,913
Unrealized appreciation on forward foreign currency exchange contracts	451,761
Unrealized appreciation on swap contracts	1,021,576
Premiums paid on outstanding credit default swap contracts	1,961,497
Receivable for:
Investments sold	148,934
Capital shares sold	70,780
Dividends	17,542
Interest	531,759
Reclaims	57,704
Prepaid expense	8,694
Total assets	208,940,743
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	95,653
Unrealized depreciation on swap contracts	916,384
Premiums received on outstanding swap contracts	1,754,552
Payable for:
Investments purchased	10,679,929
Capital shares purchased	177,069
Collateral and deposits	945,000
Investment management fees	4,890
Distribution fees	304
Transfer agent fees	43
Administration fees	425
Other expenses	503,312
Total liabilities	15,077,561
Net assets applicable to outstanding capital stock	$193,863,182

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	13

Statement of Assets and Liabilities (continued)

November 30, 2011 (Unaudited)
Represented by
Paid-in capital	$194,335,931
Undistributed net investment income	748,926
Accumulated net realized gain	887,554
Unrealized appreciation (depreciation) on:
Investments	(2,537,784)
Foreign currency translations	(32,745)
Forward foreign currency exchange contracts	356,108
Swap contracts	105,192
Total — representing net assets applicable to outstanding capital stock	$193,863,182
Net assets applicable to outstanding shares
Class A	$83,912
Class B	$2,502
Class C	$2,502
Class I	$103,685,369
Class R	$2,509
Class W	$44,322,237
Class Z	$45,764,151
Shares outstanding
Class A	8,342
Class B	250
Class C	250
Class I	10,289,715
Class R	250
Class W	4,409,618
Class Z	4,545,123
Net asset value per share
Class A(a)	$10.06
Class B	$10.01
Class C	$10.01
Class I	$10.08
Class R	$10.04
Class W	$10.05
Class Z	$10.07

(a)	The maximum offering price per share for Class A is $10.67. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended November 30, 2011 (Unaudited)
Net investment income
Income:
Interest	$1,329,869
Dividends from affiliates	41,521
Total income	1,371,390
Expenses:
Investment management fees	428,221
Distribution fees
Class A	63
Class B	13
Class C	13
Class R	6
Class W	25,412
Transfer agent fees
Class A	83
Class B	5
Class C	5
Class R	5
Class W	29,017
Class Z	51,964
Administration fees	37,237
Compensation of board members	8,922
Custodian fees	7,938
Printing and postage fees	35,270
Registration fees	116,666
Professional fees	57,284
Other	26,898
Total expenses	825,022
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(242,215)
Total net expenses	582,807
Net investment income	788,583
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(645,057)
Foreign currency transactions	(87,558)
Forward foreign currency exchange contracts	(420,821)
Swap contracts	2,046,006
Net realized gain	892,570
Net change in unrealized appreciation (depreciation) on:
Investments	(2,586,716)
Foreign currency translations	(43,836)
Forward foreign currency exchange contracts	350,940
Swap contracts	75,898
Net change in unrealized depreciation	(2,203,714)
Net realized and unrealized loss	(1,311,144)
Net decrease in net assets from operations	$(522,561)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	15

Statement of Changes in Net Assets

	Six months ended November 30, 2011	Year ended May 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$788,583	$264
Net realized gain (loss)	892,570	(78,195)
Net change in unrealized appreciation (depreciation)	(2,203,714)	94,485
Net increase (decrease) in net assets resulting from operations	(522,561)	16,554
Increase (decrease) in net assets from share transactions	161,837,574	32,531,615
Total increase in net assets	161,315,013	32,548,169
Net assets at beginning of period	32,548,169	—
Net assets at end of period	$193,863,182	$32,548,169
Undistributed (excess of distributions over) net investment income	$748,926	$(39,657)

	Six months ended November 30, 2011 (Unaudited)		Year ended May 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	12,960	132,687	250	2,500
Redemptions	(4,868)	(49,221)	—	—
Net increase	8,092	83,466	250	2,500
Class B shares
Subscriptions	—	—	250	2,500
Net increase	—	—	250	2,500
Class C shares
Subscriptions	—	—	250	2,500
Net increase	—	—	250	2,500
Class I shares
Subscriptions	9,252,260	93,049,333	1,498,500	14,985,000
Redemptions	(461,045)	(4,669,345)	—	—
Net increase	8,791,215	88,379,988	1,498,500	14,985,000
Class R shares
Subscriptions	—	—	250	2,500
Net increase	—	—	250	2,500
Class W shares
Subscriptions	4,576,590	46,693,063	250	2,500
Redemptions	(167,222)	(1,686,830)	—	—
Net increase	4,409,368	45,006,233	250	2,500
Class Z shares
Subscriptions	3,115,498	31,622,905	1,752,890	17,542,809
Redemptions	(322,393)	(3,255,018)	(872)	(8,694)
Net increase	2,793,105	28,367,887	1,752,018	17,534,115
Total net increase	16,001,780	161,837,574	3,251,768	32,531,615

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.01		$10.00
Income from investment operations:
Net investment income (loss)	0.08		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.03)		0.01
Total from investment operations	0.05		0.01
Net asset value, end of period	$10.06		$10.01
Total return	0.50%		0.10%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.01%	(d)	7.31%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.48%	(d)	1.45%	(d)
Net investment income (loss)	1.59%	(d)	(0.24%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$84		$3
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class B
Per share data
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.06		(0.01)
Net realized and unrealized gain (loss)	(0.05)		0.01
Total from investment operations	0.01		0.00
Net asset value, end of period	$10.01		$10.00
Total return	0.10%		0.00%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.43%	(d)	8.00%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.23%	(d)	2.21%	(d)
Net investment income (loss)	1.18%	(d)	(0.93%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than 0.01%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	17

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.06		(0.01)
Net realized and unrealized gain (loss)	(0.05)		0.01
Total from investment operations	0.01		0.00
Net asset value, end of period	$10.01		$10.00
Total return	0.10%		0.00%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.43%	(d)	8.00%	(d)
Net expenses after fees waived or expenses reimbursed(e)	2.23%	(d)	2.21%	(d)
Net investment income (loss)	1.18%	(d)	(0.93%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$2
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than 0.01%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.01		$10.00
Income from investment operations:
Net investment income (loss)	0.08		0.00	(b)
Net realized and unrealized gain (loss)	(0.01)		0.01
Total from investment operations	0.07		0.01
Net asset value, end of period	$10.08		$10.01
Total return	0.70%		0.10%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.46%	(d)	6.95%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.16%	(d)	1.16%	(d)
Net investment income	1.61%	(d)	0.11%	(d)
Supplemental data
Net assets, end of period (in thousands)	$103,685		$15,003
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.08		(0.01)
Net realized and unrealized gain (loss)	(0.04)		0.01
Total from investment operations	0.04		0.00
Net asset value, end of period	$10.04		$10.00
Total return	0.40%		0.00%	(b)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.93%	(d)	7.54%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.73%	(d)	1.73%	(d)
Net investment income (loss)	1.68%	(d)	(0.46%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than 0.01%.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$10.01		$10.00
Income from investment operations:
Net investment income (loss)	0.06		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.02)		0.01
Total from investment operations	0.04		0.01
Net asset value, end of period	$10.05		$10.01
Total return	0.40%		0.10%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.90%	(d)	7.27%	(d)
Net expenses after fees waived or expenses reimbursed(e)	1.48%	(d)	1.48%	(d)
Net investment income (loss)	1.30%	(d)	(0.20%	)(d)
Supplemental data
Net assets, end of period (in thousands)	$44,322		$3
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	19

Financial Highlights (continued)

	Six months ended Nov. 30, 2011		Year ended May 31, 2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.01		$10.00
Income from investment operations:
Net investment income (loss)	0.10		(0.01)
Net realized and unrealized gain (loss)	(0.04)		0.02
Total from investment operations	0.06		0.01
Net asset value, end of period	$10.07		$10.01
Total return	0.60%		0.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.07%	(c)	12.46%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.23%	(c)	1.21%	(c)
Net investment income (loss)	2.04%	(c)	(0.40%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$45,764		$17,532
Portfolio turnover	164%		5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Absolute Return Emerging Markets Macro Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares, which are available by exchange only, may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	21

Notes to Financial Statements (continued)

the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or

22	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Interest Rate Swap Transactions

The Fund entered into interest rate swap transactions to gain exposure to protect itself from market rate changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to a single issuer of debt securities and to a specific debt security or a basket of debt securities, as a protection buyer to reduce

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	23

Notes to Financial Statements (continued)

overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. Credit default swaps were used to profit from a decline in the value of the underlying credit.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

24	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Fair Values of Derivative Instruments at November 30, 2011

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Credit contracts	Unrealized appreciation on swap contracts	$548,745	Unrealized depreciation on swap contracts	$447,428
Credit contracts	Premiums paid on outstanding credit default swap contracts	1,961,497	Premiums received on outstanding credit default swap contracts	1,754,552
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	451,761	Unrealized depreciation on forward foreign currency exchange contracts	95,653
Interest rate contracts	Unrealized appreciation on swap contracts	472,831	Unrealized depreciation on swap contracts	468,956
Total		$3,434,834		$2,766,589

Effect of Derivative Instruments in the Statement of Operations for the Six Months Ended November 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts	Swap contracts	Total
Credit contracts	$ —	$(39,116)	$(39,116)
Foreign exchange contracts	(420,821)	—	$(420,821)
Interest rate contracts	—	2,085,122	$2,085,122
Total	$(420,821)	$2,046,006	$1,625,185

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts	Swap contracts	Total
Credit contracts	$ —	$82,286	$82,286
Foreign exchange contracts	350,940	—	$350,940
Interest rate contracts	—	(6,388)	$(6,388)
Total	$350,940	$75,898	$426,838

Volume of Derivative Instruments for the Six Months Ended November 30, 2011

Contracts opened
Forward Foreign Currency Exchange Contracts	117
Swap Contracts	52

Aggregate notional opened
Credit Default Swap Contracts – Buy Protection	$28,707,000
Credit Default Swap Contracts – Sell Protection	$75,432,000

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	25

Notes to Financial Statements (continued)

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

26	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial, is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The annualized effective management fee rate for the six months ended November 30, 2011 was 0.92% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended November 30, 2011, other expenses paid to this company were $610.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.33%
Class B	0.38
Class C	0.38
Class R	0.38
Class W	0.29
Class Z	0.31

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	27

Notes to Financial Statements (continued)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $201,685,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$165,000
Unrealized depreciation	(2,703,000)
Net unrealized depreciation	$(2,538,000)

The capital loss carryforward of $5,016, determined as of May 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

28	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $86,873,981 and $52,296,491, respectively, for the six months ended November 30, 2011.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2011 one unaffiliated shareholder account owned 23.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholder accounts owned 51.4% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended November 30, 2011.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	29

Notes to Financial Statements (continued)

action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 SEMIANNUAL REPORT	31

Columbia Absolute Return Emerging Markets Macro Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6429 A (1/12)

Semiannual Report

Columbia Commodity Strategy Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Commodity Strategy Fund seeks to provide shareholders with total return.

Not FDIC insured ¡ No bank guarantee • May lose value

Your Fund at a Glance	3
Fund Expense Example	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statement of Changes in Net Assets	10
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	12
Proxy Voting	19
Approval of Investment Management Services Agreement and Subadvisory Agreement	19

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

COMMODITIES MARKET EXPOSURE (at November 30, 2011)

Commodities Futures Contracts(1)
Energy	41.6%
Agriculture	27.9%
Precious Metals	18.3%
Industrial Metals	12.2%
Total Notional Market Value of Commodities Futures Contracts	100.0%

(1)

Reflects notional market value for commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contracts are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $9,433,976. See Futures Contracts Outstanding at November 30, 2011 on page 5.

OTHER PORTFOLIO HOLDINGS (at November 30, 2011)

Cash and Cash Equivalents(1)	99.1%
Other Assets and Liabilities	0.9%
Total Net Assets	100.0%

(1)

Percentage based upon net assets. Includes investments in affiliated money market fund and cash held by the Fund to cover obligations with respect to, or that may result from, the Fund's investments in derivatives which provide exposure to the commodities market.

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	3

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2011 — November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class I	1,000.00	1,000.00	915.00*	1,021.50	2.29*	3.54	0.70*
Class W	1,000.00	1,000.00	914.00*	1,019.25	3.76*	5.81	1.15*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account values at the end of the period would have been reduced.

*	For the period July 28, 2011 (commencement of operations) through November 30, 2011.

4	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Money Market Funds 91.7%
Columbia Short-Term Cash Fund, 0.155% (a)(b)	8,394,832	$8,394,832
Total Money Market Funds
(Cost: $8,394,832)		$8,394,832
Total Investments
(Cost: $8,394,832)		$8,394,832
Other Assets & Liabilities, Net		758,922
Net Assets		$9,153,754

Investments in Derivatives

At November 30, 2011, $677,861 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at November 30, 2011
Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Brent Crude	5	$549,900	Jan. 2012	$—	$(10,123)
Cattle Feeder	8	584,100	Jan. 2012	—	(2,292)
Coffee ‘C’	2	179,363	May 2012	3,424	—
Copper	4	358,500	May 2012	10,000	—
Corn	22	676,775	May 2012	—	(57,541)
Gas Oil	3	286,950	Jan. 2012	—	(4,633)
Gasoline RBOB	9	967,075	Dec. 2011	—	(35,565)
Gold 100 oz	8	1,400,240	Feb. 2012	—	(29,166)
Heating Oil	6	750,834	March 2012	—	(14,299)
LME Lead	8	425,200	May 2012	23,625	—
LME Nickel	2	210,228	May 2012	—	(8,460)
LME Pri Aluminum	3	159,619	May 2012	—	(1,769)
Natural Gas	8	292,640	April 2012	—	(11,556)
Red Wheat	8	321,400	May 2012	—	(18,666)
Silver	2	328,040	March 2012	—	(20,116)
Soybean	11	633,050	May 2012	—	(34,264)
Oil	9	271,296	May 2012	—	(9,518)
Sugar #11	9	235,166	April 2012	—	(14,524)
WTI Crude	8	803,600	April 2012	32,569	—
Total		$9,433,976		$69,618	$(272,492)

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2011.

(b)	Investments in affiliates during the period ended November 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$29,643,122	$(21,248,290)	$—	$8,394,832	$4,032	$8,394,832

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	5

Consolidated Portfolio of Investments (continued)

Columbia Commodity Strategy Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Commodity Strategy Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair Value at November 30, 2011
Description	Level 1 Quoted Prices in Active Markets for Identical Assets(a)	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds
Money Market Funds	$8,394,832	$—	$—	$8,394,832
Total Money Market Funds	8,394,832	—	—	8,394,832
Investments in Securities	8,394,832	—	—	8,394,832
Derivatives(b)
Assets
Futures Contracts	69,618	—	—	69,618
Liabilities
Futures Contracts	(272,482)	—	—	(272,482)
Total	$8,191,968	$—	$—	$8,191,968

(a)	There were no significant transfers between Levels 1 and 2 during the period.

(b)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	7

Consolidated Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Assets
Investments, at value
Affiliated issuers (identified cost $8,394,832)	$8,394,832
Margin deposits on futures contracts	677,861
Receivable for:
Dividends	997
Variation margin on futures contracts	110,127
Expense reimbursement due from Investment Manager	501
Total assets	9,184,318
Liabilities
Payable for:
Investment management fees	136
Administration fees	20
Printing and postage fees	14,719
Registration fees	3,594
Professional fees	9,397
Other expenses	2,698
Total liabilities	30,564
Net assets applicable to outstanding capital stock	$9,153,754
Represented by
Paid-in capital	$10,000,000
Excess of distributions over net investment income	(18,625)
Accumulated net realized loss	(624,747)
Unrealized appreciation (depreciation) on:
Futures contracts	(202,874)
Total – representing net assets applicable to outstanding capital stock	$9,153,754
Net assets applicable to outstanding shares
Class I	$9,151,469
Class W	$2,285
Shares outstanding
Class I	999,750
Class W	250
Net asset value per share
Class I	$9.15
Class W	$9.14

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Consolidated Statement of Operations

Six months ended November 30, 2011 (Unaudited)(a)
Net investment income
Income:
Dividends from affiliates	$4,032
Total income	4,032
Expenses:
Investment management fees	17,737
Distribution fees
Class W	2
Transfer agent fees
Class W	4
Administration fees	2,580
Compensation of board members	1,245
Custodian fees	1,292
Printing and postage fees	14,823
Registration fees	28,877
Professional fees	15,718
Other	1,375
Total expenses	83,653
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,996)
Total net expenses	22,657
Net investment loss	(18,625)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Futures contracts	(624,747)
Net realized loss	(624,747)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	(202,874)
Net change in unrealized depreciation	(202,874)
Net realized and unrealized loss	(827,621)
Net decrease in net assets from operations	$(846,246)

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	9

Consolidated Statement of Changes in Net Assets

Six months ended November 30, 2011(a) (Unaudited)
Operations
Net investment loss	$(18,625)
Net realized loss	(624,747)
Net change in unrealized depreciation	(202,874)
Net decrease in net assets resulting from operations	(846,246)
Increase in net assets from share transactions	10,000,000
Total increase in net assets	9,153,754
Net assets at beginning of period	—
Net assets at end of period	$9,153,754
Excess of distributions over net investment income	$(18,625)

Six months ended November 30, 2011(a) (Unaudited)	Shares	Dollars ($)
Capital stock activity
Class I shares
Subscriptions	999,750	9,997,500
Net increase	999,750	9,997,500
Class W shares
Subscriptions	250	2,500
Net increase	250	2,500
Total net increase	1,000,000	10,000,000

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns assume reinvestment of all dividends and distributions. Total returns are not annualized for periods of less than one year.

	Six months ended Nov. 30,
	2011(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss	(0.83)
Total from investment operations	(0.85)
Net asset value, end of period	$9.15
Total return	(8.50%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.60%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.70%	(c)
Net investment loss	(0.58%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$9,151
Portfolio turnover rate	0%

	Six months ended Nov. 30,
	2011(a)
	(Unaudited)
Class W
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized loss	(0.83)
Total from investment operations	(0.86)
Net asset value, end of period	$9.14
Total return	(8.60%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	3.38%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.15%	(c)
Net investment loss	(1.00%	)(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover rate	0%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	11

Notes to Consolidated Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On July 28, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $10,000,000 in the Fund (999,750 shares for Class I and 250 shares for Class W), which represented the initial capital for each class at $10.00 per share. Shares of the Fund were first offered to the public on August 1, 2011.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class I and Class W shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.
The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and

12	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings and generate appropriate exposure to commodities markets. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at November 30, 2011

	Asset Derivatives			Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Net assets — unrealized appreciation on futures contracts	$69,618	*	Net assets — unrealized depreciation on futures contracts	$(272,492	)*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Consolidated Statement of Operations for the Period Ended November 30, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Commodity contracts	$(627,747)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts
Commodity contracts	$(202,874)

Volume of Derivative Instruments for the Period Ended November 30, 2011

Contracts Opened
Futures Contracts	497

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	13

Notes to Consolidated Financial Statements (continued)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to an Addendum to the Fund’s investment management services agreement with the Investment Manager. At November 30, 2011, the Subsidiary represented $1,480,702 or 16.2% of the net assets of the Fund.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a

14	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager, is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser (see Subadvisory Agreement below). The Management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.55% to 0.44% as the Fund’s net assets increase. The annualized effective management fee rate for the period ended November 30, 2011 was 0.55% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the period ended November 30, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended November 30, 2011, other expenses paid to this company were $57.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

For the period ended November 30, 2011, the Fund’s annualized effective transfer agent fee rate as a percentage of average daily net assets for Class W was 0.50%

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	15

Notes to Consolidated Financial Statements (continued)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the period ended November 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class I	0.70%
Class W	1.15

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $8,395,000.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $0, respectively, for the period ended November 30, 2011.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2011, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

16	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended November 30, 2011.

Note 9. Significant Risks

Commodity — Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. Subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	17

Notes to Consolidated Financial Statements (continued)

U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011, and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

18	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and will be available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services

Agreement and Subadvisory Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “Investment Manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Commodity Strategy Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”). In addition, under a subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Threadneedle International Limited (“Threadneedle” or the “Subadviser”), the Subadviser performs portfolio management and related services for the Fund.

At the April 12-14, 2011 in-person meeting (the “April Meeting”) of the Fund’s Board of Trustees (the “Board”), the Board, including the independent Board members (the “Independent Trustees”), considered approval of the IMS Agreement and the Subadvisory Agreement (together, the “Advisory Agreements”). At the April Meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the April Meeting and that the Contracts Committee received at its March 2011 meeting (the “March Contracts Committee Meeting”) in connection with the evaluation of the services proposed to be provided by Columbia Management and Threadneedle. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee, with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Advisory Agreements.

Nature, Extent and Quality of Services to be Provided by Columbia Management and Threadneedle:    The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel. The Independent Trustees specifically considered the anticipated operations of the Fund’s proposed wholly-owned subsidiary to be organized under the laws of the Cayman Islands (the “Subsidiary”) for purposes of providing the Fund with exposure to the commodities markets within the limitations of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies.” With regard to the proposed service provider agreements for the Fund, including the Subadvisory Agreement, the Board considered that each service provider would be required to manage the assets of (or administer) the Subsidiary as if they are held directly by the Fund.

The Board also discussed the compliance programs of Columbia Management and Threadneedle, and observed that each program had previously been reviewed by the Fund’s Chief Compliance Officer and the Board. The Board also reviewed the financial condition of Columbia Management and Threadneedle, respectively, at the April Meeting, and each entity’s ability to carry out its respective responsibilities under the Advisory Agreements. The Board also discussed, in particular, that, in adhering to the Fund’s investment restrictions and policies, as well as the Fund’s compliance policies and procedures, Columbia Management will treat the assets of the Subsidiary generally as if the assets are held directly by the Fund. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by Columbia

COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT	19

Approval of Investment Management Services

Agreement and Subadvisory Agreement (continued)

Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management’s affiliate.

The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management and the Subadviser). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the March Contracts Committee Meeting, as well as other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to provide a high quality and level of services to the Fund.

Investment Performance:    Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Threadneedle’s overall performance record in managing other similar funds. The Board also observed Threadneedle’s experience employing the commodity-related strategies proposed to be utilized by the Fund and reviewed its performance record in managing these accounts.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund:    The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. It was noted that the applicable fees to be charged to the Fund under the Advisory Agreements are proposed to be calculated as if the assets and liabilities of the Subsidiary are held directly by the Fund. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for the Fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds, with few specified exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is in line with the median expense ratio of the Fund’s peer group. The Board also reviewed fees charged by Columbia Management to Funds and accounts with similar strategies to the Fund. The Board observed that the proposed Fund’s fees were generally lower than those of the other accounts. The Board also found that the Fund’s proposed pricing fit well within the pricing model applied consistently across the various product lines in the fund family.

The Board also reviewed the proposed level of subadvisory fees payable to Threadneedle, noting that the fees would be paid by Columbia Management and do not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fee rate for Threadneedle was generally consistent with the fee arrangements in place for Threadneedle subadvisory agreements with other Funds. The Board also recalled management’s review at the April Meeting of the anticipated operating expenses of the Subsidiary, noting their expected immateriality to the Fund.

The Board considered that management affiliates would earn additional revenue for providing transfer agency and administration services to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management and other services to the Fund. The Board noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board reviewed Columbia Management’s profitability at the April Meeting and concluded that overall profitability levels were reasonable.

Economies of Scale to be Realized:    The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing potential economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed fees to be paid under each of the proposed Advisory Agreements were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On April 14, 2011, the Board, including all of the Independent Trustees, approved each of the Advisory Agreements.

20	COLUMBIA COMMODITY STRATEGY FUND — 2011 SEMIANNUAL REPORT

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved

S-6499 A (1/12)

Semiannual Report

Columbia Flexible Capital Income Fund

Semiannual Report for the Period Ended November 30, 2011

Columbia Flexible Capital Income Fund seeks to provide shareholders current income, with long-term capital appreciation.

Not FDIC insured ¡ No bank guarantee • May lose value

See the Fund’s prospectus for risks associated with investing in the Fund.

2	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at November 30, 2011)
Common Stocks	33.6%
Consumer Discretionary	2.0
Consumer Staples	2.9
Energy	3.5
Financials	5.6
Health Care	4.0
Industrials	5.0
Information Technology	5.1
Materials	2.0
Telecommunication Services	1.5
Utilities	2.0
Convertible Preferred Stocks	9.8%
Consumer Discretionary	1.0
Consumer Staples	0.9
Energy	1.2
Financials	4.8
Industrials	1.0
Utilities	0.9
Corporate Bonds & Notes	25.5%
Convertible Bonds	24.8%
Other(2)	6.3%

(1)	Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
(2)	Includes Cash Equivalents.

TOP TEN HOLDINGS(1) (at November 30, 2011)
Dendreon Corp. 2.875% 2016	2.0%
BlackRock, Inc.	1.7
Intel Corp.	1.6
Analog Devices, Inc.	1.6
Verizon Communications, Inc.	1.6
Royal Dutch Shell PLC, ADR	1.6
Merck & Co., Inc.	1.6
Johnson & Johnson	1.6
Qwest Corp. 6.750% 2021	1.5
Ford Motor Credit Co. LLC 5.875% 2021	1.5

(1)	Percentages indicated are based upon total investments (excluding Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	3

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2011 — November 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	984.60	*	1,019.75	3.56	*	5.30	1.05	*
Class C	1,000.00	1,000.00	981.70	*	1,015.95	6.13	*	9.12	1.81	*
Class I	1,000.00	1,000.00	984.80	*	1,021.30	2.51	*	3.74	0.74	*
Class R	1,000.00	1,000.00	982.80	*	1,018.40	4.47	*	6.66	1.32	*
Class W	1,000.00	1,000.00	983.20	*	1,019.65	3.62	*	5.40	1.07	*
Class Z	1,000.00	1,000.00	984.80	*	1,020.95	2.75	*	4.09	0.81	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*	For the period July 28, 2011 (commencement of operations) through November 30, 2011.

4	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Columbia Flexible Capital Income Fund

November 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 34.4%
CONSUMER DISCRETIONARY 2.0%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	9,100	$434,161
Specialty Retail 1.0%
Home Depot, Inc. (The)	10,500	411,810

TOTAL CONSUMER DISCRETIONARY		845,971
CONSUMER STAPLES 3.0%
Food Products 1.0%
Kellogg Co.	8,100	398,196
Household Products 1.0%
Kimberly-Clark Corp.	5,600	400,232
Tobacco 1.0%
Philip Morris International, Inc.	5,550	423,132

TOTAL CONSUMER STAPLES		1,221,560
ENERGY 3.6%
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	4,100	421,562
Occidental Petroleum Corp.	4,400	435,160
Royal Dutch Shell PLC, ADR(a)	9,100	637,000

Total		1,493,722
TOTAL ENERGY		1,493,722
FINANCIALS 5.8%
Capital Markets 2.7%
Ares Capital Corp.	27,500	427,900
BlackRock, Inc.	4,000	688,160

Total		1,116,060
Commercial Banks 1.0%
Cullen/Frost Bankers, Inc.	8,300	419,731
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	13,500	418,095
Insurance 1.1%
Chubb Corp. (The)	6,400	431,616

TOTAL FINANCIALS		2,385,502
HEALTH CARE 4.1%
Pharmaceuticals 4.1%
Johnson & Johnson	9,700	627,784
Merck & Co., Inc.	17,700	632,775
Pfizer, Inc.	21,300	427,491

Total		1,688,050
TOTAL HEALTH CARE		1,688,050
INDUSTRIALS 5.1%
Aerospace & Defense 1.1%
Raytheon Co.	9,400	428,358
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	5,700	408,975
Commercial Services & Supplies 1.0%
Republic Services, Inc.	15,500	425,475
Industrial Conglomerates 1.0%
General Electric Co.	26,000	413,660

Issuer	Shares	Value
Common Stocks (continued)
Machinery 1.0%
Stanley Black & Decker, Inc.	6,500	$425,295

TOTAL INDUSTRIALS		2,101,763
INFORMATION TECHNOLOGY 5.2%
IT Services 1.1%
Automatic Data Processing, Inc.	8,400	429,156
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	18,500	644,910
Intel Corp.	26,000	647,660

Total		1,292,570
Software 1.0%
Microsoft Corp.	16,500	422,070

TOTAL INFORMATION TECHNOLOGY		2,143,796
MATERIALS 2.1%
Chemicals 1.1%
Dow Chemical Co. (The)	16,000	443,360
Containers & Packaging 1.0%
Packaging Corp. of America	16,500	429,165

TOTAL MATERIALS		872,525
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	17,000	641,410

TOTAL TELECOMMUNICATION SERVICES		641,410
UTILITIES 2.0%
Electric Utilities 1.0%
NextEra Energy, Inc.	7,600	421,344
Multi-Utilities 1.0%
Sempra Energy	8,000	425,520

TOTAL UTILITIES		846,864
Total Common Stocks
(Cost: $13,977,302)		$14,241,163

Convertible Preferred Stocks 10.0%
CONSUMER DISCRETIONARY 1.0%
Auto Components 1.0%
Goodyear Tire & Rubber Co., (The), 5.875%	9,300	433,031

TOTAL CONSUMER DISCRETIONARY		433,031
CONSUMER STAPLES 0.9%
Food Products 0.9%
Bunge Ltd., 4.875%(a)	4,100	395,496

TOTAL CONSUMER STAPLES		395,496
ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Apache Corp., 6.000%	7,300	413,363
Chesapeake Energy Corp., 5.000%	1,000	85,125

Total		498,488
TOTAL ENERGY		498,488

Issuer	Shares	Value
Convertible Preferred Stocks (continued)
FINANCIALS 4.9%
Commercial Banks 1.0%
Wells Fargo & Co., 7.500%	370	$389,980
Diversified Financial Services 2.0%
Bank of America Corp., 7.250%	500	386,875
Citigroup, Inc., 7.500%	5,200	438,100

Total		824,975
Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc., 7.000%	16,600	389,934
Health Care REIT, Inc., 6.500%	8,300	406,181

Total		796,115
TOTAL FINANCIALS		2,011,070
INDUSTRIALS 1.0%
Professional Services 1.0%
Nielsen Holdings NV, 6.250%(a)	7,400	420,912

TOTAL INDUSTRIALS		420,912
UTILITIES 1.0%
Electric Utilities 1.0%
PPL Corp., 8.750%	7,300	398,726

TOTAL UTILITIES		398,726
Total Convertible Preferred Stocks
(Cost: $4,278,880)		$4,157,723

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes 26.0%
Aerospace & Defense 1.4%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	$200,000	$191,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	400,000	403,000

Total			594,000
Automotive 2.3%
Allison Transmission, Inc.(b)
05/15/19	7.125%	400,000	380,000
Visteon Corp.(b)
04/15/19	6.750%	600,000	577,500

Total			957,500
Chemicals 1.5%
LyondellBasell Industries NV(a)(b)
11/15/21	6.000%	600,000	612,000
Construction Machinery 1.9%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	400,000	410,000
United Rentals North America, Inc.
09/15/20	8.375%	400,000	394,000

Total			804,000

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	5

Portfolio of Investments (continued)

Columbia Flexible Capital Income Fund

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Diversified Manufacturing 1.0%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	$400,000	$432,000
Electric 1.0%
AES Corp. (The) Senior Unsecured(b)
07/01/21	7.375%	400,000	417,000
Food and Beverage 1.0%
Cott Beverages, Inc.
11/15/17	8.375%	400,000	427,000
Health Care 0.5%
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	100,000	103,000
Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	100,000	94,000

Total			197,000
Independent Energy 3.3%
Chesapeake Energy Corp.(b)
12/31/49	5.750%	350	374,500
Goodrich Petroleum Corp.(b)
03/15/19	8.875%	600,000	588,000
Laredo Petroleum, Inc.(b)
02/15/19	9.500%	400,000	414,500

Total			1,377,000
Media Non-Cable 1.0%
AMC Networks, Inc.(b)
07/15/21	7.750%	400,000	423,000
Non-Captive Diversified 2.6%
Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	600,000	613,475
International Lease Finance Corp. Senior Unsecured
05/15/16	5.750%	500,000	452,618

Total			1,066,093
Pharmaceuticals 0.9%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)(c)
12/01/19	9.500%	382,000	383,910
Retailers 2.0%
Michaels Stores, Inc.
11/01/18	7.750%	400,000	391,000
QVC, Inc. Senior Secured(b)
10/15/20	7.375%	400,000	424,000

Total			815,000
Technology 1.0%
iGate Corp.(b)
05/01/16	9.000%	400,000	399,000
Transportation Services 1.4%
AE Escrow Corp. (b)
03/15/20	9.750%	572,000	572,000

Issuer	Coupon Rate	Principal Amount	Value
Corporate Bonds & Notes (continued)
Wireless 1.7%
Sprint Nextel Corp.(b)
11/15/18	9.000%	$600,000	$606,000
Wind Acquisition Finance SA Secured(a)(b)
07/15/17	11.750%	100,000	86,250

Total			692,250
Wirelines 1.5%
Qwest Corp. Senior Unsecured
12/01/21	6.750%	588,000	614,460
Total Corporate Bonds & Notes
(Cost: $10,945,581)			$10,783,213

Convertible Bonds 25.4%
Airlines 0.5%
Air Lease Corp. Senior Unsecured(b)
12/01/18	3.875%	210,000	203,252
Automotive 0.9%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	350,000	373,187
Building Materials 0.8%
Cemex SAB de CV Subordinated Notes(a)
03/15/15	4.875%	600,000	340,500
Gaming 1.5%
MGM Resorts International
04/15/15	4.250%	650,000	602,875
Health Care 2.9%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	400,000	375,000
Heartware International, Inc. Senior Unsecured
12/15/17	3.500%	200,000	201,750
Insulet Corp. Senior Unsecured
06/15/16	3.750%	250,000	250,557
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	500,000	369,350

Total			1,196,657
Home Construction 1.0%
Lennar Corp.(b)
11/15/21	3.250%	400,000	412,000
Media Cable 0.6%
TiVo Inc. Senior Unsecured(b)
03/15/16	4.000%	200,000	231,250
Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	500,000	403,750

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Metals 2.0%
Jaguar Mining, Inc. Senior Unsecured(a)(b)
11/01/14	4.500%	$300,000	$268,875
James River Coal Co. Senior Unsecured
12/01/15	4.500%	400,000	312,961
Molycorp, Inc. Senior Unsecured(b)
06/15/16	3.250%	250,000	232,350

Total			814,186
Other Industry 1.0%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	400,000	225,500
WESCO International, Inc.
09/15/29	6.000%	100,000	195,750

Total			421,250
Pharmaceuticals 2.9%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	1,150,000	811,670
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	400,000	392,000

Total			1,203,670
Railroads 0.9%
Greenbrier Companies, Inc. Senior Unsecured(b)
04/01/18	3.500%	400,000	372,240
REITs 1.0%
Forest City Enterprises, Inc. Senior Unsecured(b)
08/15/18	4.250%	500,000	429,000
Retailers 1.0%
Saks, Inc.
03/15/24	2.000%	400,000	405,500
Technology 5.8%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	400,000	391,000
Concur Technologies, Inc. Senior Unsecured(b)
04/15/15	2.500%	200,000	229,000
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	350,000	387,188
Ixia Senior Notes(b)
12/15/15	3.000%	200,000	196,661
Mentor Graphics Corp.(b)
04/01/31	4.000%	450,000	442,061
Nuance Communications, Inc. Senior Unsecured(b)
11/01/31	2.750%	350,000	370,174
Rovi Corp. Senior Unsecured
02/15/40	2.625%	400,000	404,456

Total			2,420,540

The accompanying Notes to Financial Statements are an integral part of this statement.

6	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Columbia Flexible Capital Income Fund

Issuer	Coupon Rate	Principal Amount	Value
Convertible Bonds (continued)
Transportation Services 0.7%
DryShips, Inc. Senior Unsecured(a)
12/01/14	5.000%	$450,000	$302,063
Wirelines 0.9%
Ciena Corp. Senior Unsecured(b)
10/15/18	3.750%	400,000	374,164
Total Convertible Bonds
(Cost: $10,679,204)			$10,506,084

	Shares	Value
Money Market Funds 6.4%
JPMorgan Prime Money Market Fund,
0.010%(d)	2,653,856	$2,653,856
Total Money Market Funds
(Cost: $2,653,856)		$2,653,856
Total Investments
(Cost: $42,534,823)		$42,342,039
Other Assets & Liabilities, Net		(921,242)
Net Assets		$41,420,797

Notes to Portfolio of Investments

(a)	Represents a foreign security. At November 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $3,063,096 or 7.40% of net assets.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $10,303,687 or 24.88% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2011.

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments (continued)

Columbia Flexible Capital Income Fund

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Columbia Flexible Capital Income Fund

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of November 30, 2011:

	Fair value at November 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$845,971	$—	$—	$845,971
Consumer Staples	1,221,560	—	—	1,221,560
Energy	1,493,722	—	—	1,493,722
Financials	2,385,502	—	—	2,385,502
Health Care	1,688,050	—	—	1,688,050
Industrials	2,101,763	—	—	2,101,763
Information Technology	2,143,796	—	—	2,143,796
Materials	872,525	—	—	872,525
Telecommunication Services	641,410	—	—	641,410
Utilities	846,864	—	—	846,864
Convertible Preferred Stocks
Consumer Discretionary	—	433,031	—	433,031
Consumer Staples	—	395,496	—	395,496
Energy	—	498,488	—	498,488
Financials	779,914	1,231,156	—	2,011,070
Industrials	—	420,912	—	420,912
Utilities	—	398,726	—	398,726
Total Equity Securities	15,021,077	3,377,809	—	18,398,886
Bonds
Corporate Bonds & Notes	—	10,783,213	—	10,783,213
Convertible Bonds	—	10,506,084	—	10,506,084
Total Bonds	—	21,289,297	—	21,289,297
Other
Money Market Funds	2,653,856	—	—	2,653,856
Total Other	2,653,856	—	—	2,653,856
Total	$17,674,933	$24,667,106	$—	$42,342,039

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	9

Statement of Assets and Liabilities

November 30, 2011 (Unaudited)
Assets
Investments, at value (identified cost $42,534,823)	$42,342,039
Receivable for:
Capital shares sold	15,196
Dividends	39,489
Interest	257,319
Reclaims	262
Expense reimbursement due from Investment Manager	1,201
Prepaid expense	32,650
Total assets	42,688,156
Liabilities
Disbursements in excess of cash	144
Payable for:
Investments purchased	862,860
Investments purchased on a delayed delivery basis	384,250
Capital shares purchased	4,194
Investment management fees	655
Distribution fees	27
Transfer agent fees	125
Administration fees	67
Other expenses	15,037
Total liabilities	1,267,359
Net assets applicable to outstanding capital stock	$41,420,797
Represented by
Paid-in capital	$41,516,027
Undistributed net investment income	113,042
Accumulated net realized loss	(15,488)
Unrealized appreciation (depreciation) on:
Investments	(192,784)
Total — representing net assets applicable to outstanding capital stock	$41,420,797
Net assets applicable to outstanding shares
Class A	$3,781,217
Class C	$55,692
Class I	$36,632,794
Class R	$2,450
Class W	$2,451
Class Z	$946,193
Shares outstanding
Class A	385,584
Class C	5,690
Class I	3,735,460
Class R	250
Class W	250
Class Z	96,501
Net asset value per share
Class A(a)	$9.81
Class C	$9.79
Class I	$9.81
Class R	$9.80
Class W	$9.80
Class Z	$9.81

(a)	The maximum offering price per share for Class A is $10.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended November 30, 2011 (Unaudited)(a)
Net investment income
Income:
Dividends	$73,909
Interest	98,966
Foreign taxes withheld	(504)
Total income	172,371
Expenses:
Investment management fees	21,762
Distribution fees
Class A	1,757
Class C	156
Class R	4
Class W	2
Transfer agent fees
Class A	427
Class C	10
Class R	1
Class W	1
Class Z	152
Administration fees	2,213
Compensation of board members	1,245
Custodian fees	576
Printing and postage fees	7,200
Registration fees	45,084
Professional fees	10,185
Other	1,894
Total expenses	92,667
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(62,876)
Total net expenses	29,791
Net investment income	142,580
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(15,488)
Net realized loss	(15,488)
Net change in unrealized appreciation (depreciation) on:
Investments	(192,784)
Net change in unrealized depreciation	(192,784)
Net realized and unrealized loss	(208,272)
Net decrease in net assets from operations	$(65,692)

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	11

Statement of Changes in Net Assets

The accompanying Notes to Financial Statements are an integral part of this statement.

Six months ended November 30, 2011 (Unaudited)(a)
Operations
Net investment income	$142,580
Net realized loss	(15,488)
Net change in unrealized depreciation	(192,784)
Net decrease in net assets resulting from operations	(65,692)
Distributions to shareholders from:
Net investment income
Class A	(8,159)
Class C	(147)
Class I	(17,795)
Class R	(7)
Class W	(8)
Class Z	(3,422)

Total distributions to shareholders	(29,538)
Increase (decrease) in net assets from share transactions	41,516,027
Total increase in net assets	41,420,797
Net assets at beginning of period	—
Net assets at end of period	$41,420,797
Undistributed net investment income	$113,042

	Six months ended November 30, 2011 (Unaudited)(a)
	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions	385,365	3,743,634
Distributions reinvested	875	8,099
Redemptions	(656)	(6,256)
Net increase	385,584	3,745,477
Class C shares
Subscriptions	5,675	53,383
Distributions reinvested	15	141
Net increase	5,690	53,524
Class I shares
Subscriptions	3,740,518	36,820,860
Redemptions	(5,058)	(48,625)
Net increase	3,735,460	36,772,235
Class R shares
Subscriptions	250	2,500
Net increase	250	2,500
Class W shares
Subscriptions	250	2,500
Net increase	250	2,500
Class Z shares
Subscriptions	96,132	936,378
Distributions reinvested	369	3,413
Net increase	96,501	939,791
Total net increase	4,223,735	41,516,027

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.

12	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.12
Net realized and unrealized loss	(0.28)
Total from investment operations	(0.16)
Less distributions to shareholders from:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$9.81
Total return	(1.54%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.54%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.05%	(c)
Net investment income	3.71%	(c)
Supplemental data
Netassets, end of period (in thousands)	$3,781
Portfolio turnover	3%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized loss	(0.28)
Total from investment operations	(0.18)
Less distributions to shareholders from:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$9.79
Total return	(1.83%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	3.24%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.81%	(c)
Net investment income	3.11%	(c)
Supplemental data
Net assets, end of period (in thousands)	$56
Portfolio turnover	3%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	13

Financial Highlights (continued)

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.12
Net realized and unrealized loss	(0.27)
Total from investment operations	(0.15)
Less distributions to shareholders from:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$9.81
Total return	(1.52%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.54%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.74%	(c)
Net investment income	3.91%	(c)
Supplemental data
Netassets, end of period (in thousands)	$36,633
Portfolio turnover	3%

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.10
Net realized and unrealized loss	(0.27)
Total from investment operations	(0.17)
Less distributions to shareholders from:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$9.80
Total return	(1.72%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.70%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.32%	(c)
Net investment income	3.09%	(c)
Supplemental data
Netassets, end of period (in thousands)	$2
Portfolio turnover	3%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class W
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss	(0.28)
Total from investment operations	(0.17)
Less distributions to shareholders from:
Net investment income	(0.03)
Total distributions to shareholders	(0.03)
Net asset value, end of period	$9.80
Total return	(1.68%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.46%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.07%	(c)
Net investment income	3.34%	(c)
Supplemental data
Netassets, end of period (in thousands)	$2
Portfolio turnover	3%

	Six months ended Nov. 30, 2011(a) (Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.13
Net realized and unrealized loss	(0.28)
Total from investment operations	(0.15)
Less distributions to shareholders from:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$9.81
Total return	(1.52%	)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.20%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.81%	(c)
Net investment income	4.05%	(c)
Supplemental data
Netassets, end of period (in thousands)	$946
Portfolio turnover	3%

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

Notes to Financial Highlights

(a)	For the period from July 28, 2011 (commencement of operations) to November 30, 2011.
(b)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	15

Notes to Financial Statements

November 30, 2011 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On July 28, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund (250 shares for Class A, 250 shares for Class C, 498,750 shares for Class I, 250 shares for Class R, 250 shares for Class W and 250 shares for Class Z), which represented the initial capital for each class at $10.00 per share. Shares of the Fund were first offered to the public on August 1, 2011.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

16	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Delayed Delivery Securities and Forward Sale Commitments

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	17

Notes to Financial Statements (continued)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting and Standards Board issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

18	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.50% as the Fund’s net assets increase. The annualized effective management fee rate for the period ended November 30, 2011 was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the period ended November 30, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended November 30, 2011, other expenses paid to this company were $57.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of -pocket expenses. Class I shares do not pay transfer agent fees.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	19

Notes to Financial Statements (continued)

For the period ended November 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class C	0.06
Class R	0.06
Class W	0.06
Class Z	0.07

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the period ended November 30, 2011, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Sales Charges

Sales charges, including front-end charges, received by the Distributor for distributing Fund shares were $3,730 for Class A shares for the period ended November 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.10%
Class C	1.85
Class I	0.74
Class R	1.35
Class W	1.10
Class Z	0.85

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

20	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

At November 30, 2011, the cost of investments for federal income tax purposes was approximately $42,535,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$419,000
Unrealized depreciation	(612,000)
Net unrealized depreciation	$(193,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $40,403,861 and $507,511, respectively, for the period ended November 30, 2011.

Note 6. Shareholder Concentration

At November 30, 2011, affiliated shareholder accounts owned 88.5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Effective December 13, 2011, the Fund extended its revolving credit facility with the Administrative Agent. The credit facility agreement, as amended, permits collective borrowings up to $500 million. Effective December 13, 2011, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended November 30, 2011.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	21

Notes to Financial Statements (continued)

four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011 and oral arguments took place on November 17, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and will be available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services

Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “Investment Manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Flexible Capital Income Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”).

At the April 12-14, 2011 in-person meeting (the “April Meeting”) of the Fund’s Board of Trustees (the “Board”), the Board, including the independent Board members (the “Independent Trustees”), considered approval of the IMS Agreement. At the April Meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the April Meeting and that the Contracts Committee received at its March 2011 meeting (the “March Contracts Committee Meeting”) in connection with the evaluation of the services proposed to be provided by Columbia Management. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services to be Provided by Columbia Management:    The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management, as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board also discussed the compliance program of Columbia Management, and observed that the program had previously been reviewed by the Fund’s Chief Compliance Officer and the Board. The Board also reviewed the financial condition of Columbia Management, at the April Meeting, and its ability to carry out its responsibilities under the IMS Agreement. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management’s affiliate. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the March Contracts Committee Meeting, as well as other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of services to the Fund.

Investment Performance:    Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management’s overall performance record in managing other similar funds. The Board also considered, in particular, the performance track record, investment experience and credentials of the Fund’s principal portfolio manager.

COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT	23

Approval of Investment Management Services

Agreement (continued)

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund:    The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for the Fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds, with few specified exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is below the median expense ratio of the Fund’s peer group. Since Columbia Management does not manage any accounts/funds with a substantially similar strategy to that of the Fund, the Board reviewed the fees charged by Columbia Management to Funds that have a mix of equity and fixed-income securities. In this connection, the Board found that the proposed fees and expenses of the Fund were generally within the range of those charged to “balanced” Funds and in line with the pricing model applied consistently across the various product lines in the fund family.

The Board considered that management affiliates would earn additional revenue for providing transfer agency and administration services to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management and other services to the Fund. The Board noted that the fees to be paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board reviewed Columbia Management’s profitability at the April Meeting and concluded that overall profitability levels were reasonable.

Economies of Scale to be Realized:    The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing potential economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On April 14, 2011, the Board, including all of the Independent Trustees, approved the IMS Agreement.

24	COLUMBIA FLEXIBLE CAPITAL INCOME FUND — 2011 SEMIANNUAL REPORT

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc. member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2012 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6610 A (1/12)

Item 2.	Code of Ethics. Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants. Not applicable.

Item 6.	Investments.

(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date January 20, 2012

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date January 20, 2012